UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-3373

                                 WESTCORE TRUST
                                 --------------
               (Exact name of registrant as specified in charter)

                1625 Broadway, Suite 2200, Denver, Colorado 80202
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Traci A. Thelen, Secretary
                                 Westcore Trust
                            1625 Broadway, Suite 2200
                             Denver, Colorado 80202
                             ----------------------
                     (Name and address of agent for service)

       Registrant's Telephone Number, including Area Code: (303) 623-2577
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                   Date of reporting period: November 30, 2003
                                             -----------------

Item 1. Reports to Shareholders

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
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[LOGO] WESTCORE FUNDS    Semi-Annual Report
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                                [WESTCORE FUNDS LOGO]

                                November 30, 2003

                                Westcore Equity Funds

                                Westcore MIDCO Growth Fund
                                Westcore Growth Fund
                                Westcore Select Fund
                                Westcore International Frontier Fund
                                Westcore Blue Chip Fund
                                Westcore Mid-Cap Opportunity Fund
                                Westcore Small-Cap Opportunity Fund

                                Westcore Bond Funds

                                Westcore Flexible Income Fund
                                Westcore Plus Bond Fund
                                Westcore Colorado Tax-Exempt Fund

Westcore Funds are managed by
Denver Investment Advisors LLC.
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Semi-Annual Report November 30, 2003 (Unaudited)                          [LOGO]

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        Table of Contents
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Shareholder Letter .......................................................     2

Average Annual Total Returns .............................................     6

Morningstar Ratings and Lipper Leaders ...................................     9

Important Disclaimers ....................................................    12

Manager's Overview .......................................................    16
        Westcore MIDCO Growth Fund .......................................    16
        Westcore Growth Fund .............................................    20
        Westcore Select Fund .............................................    24
        Westcore International Frontier Fund .............................    28
        Westcore Blue Chip Fund ..........................................    32
        Westcore Mid-Cap Opportunity Fund ................................    36
        Westcore Small-Cap Opportunity Fund ..............................    40
        Westcore Flexible Income Fund ....................................    44
        Westcore Plus Bond Fund ..........................................    48
        Westcore Colorado Tax-Exempt Fund ................................    52

Financial Statements .....................................................    58
        Statements of Investments ........................................    58
        Statements of Assets and Liabilities .............................   104
        Statements of Operations .........................................   108
        Statements of Changes in Net Assets ..............................   112
        Financial Highlights .............................................   122
        Notes to Financial Statements ....................................   142


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        Shareholder Letter
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     Dear Fellow Shareholders:

     It's the fundamentals...

     For longtime Westcore shareholders, this message may be getting repetitive. However, we believe it remains the best way to pursue long-term rewards in the financial markets. Figure out the direction and durability of the future profits or cash flows in any business, and you are well on your way to predicting where its share price is headed. The stronger a company's long-term profits and return on capital, the better its securities should perform.

     This attention to fundamentals, combined with a strict valuation discipline, has been a "core" tenet of Westcore Funds throughout its entire history. It is what has driven our strong relative portfolio returns over the last three to five years, and it will continue to be the foundation on which we invest your money for many years to come.

Markets Continue to Improve as Forecast

     While markets may act crazy over the short term (the technology bubble of the late 1990s, for example), these same long-term profit principles drive the general market indexes. As we have stated in previous shareholder letters, market fundamentals during the bear market were not as dreadful as stock prices may have indicated. This became apparent as corporate profits began to rebound in early 2002 and ultimately resulted in higher security prices following the market low of mid-March 2003.

     Since early 2002, the news has become even better. Interest rates and inflation have held steady, tax rates have been lowered, and a slow, steady economic recovery has led to four consecutive quarters of higher-than-expected corporate profits. Moreover, diligent post-recession cost cutting has produced record-high profits even as the major indexes remain significantly below their previous peak. Froth has most likely been removed from the market and security prices, in our view, are appreciating rationally, based on company profits and business fundamentals.

What Has Been the Benefit for Westcore Shareholders?

     Our focus on good businesses has been very rewarding. Since our last report six months ago, nine of the ten Westcore funds produced positive returns. The Westcore equity funds produced returns ranging from 11.45% to 30.08% while


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        Shareholder Letter
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the Westcore fixed income funds produced  returns ranging from -0.13% to 11.20%.
Seven of the ten funds beat their benchmark; and seven outperformed their Lipper peer group average. However, while short-term performance is gratifying, it pales in importance, in our view, to the critical three- and five-year results we are happy to report also look impressive.

     For the three-year period ended November 30, 2003, eight of ten Westcore funds beat either their benchmark or Lipper peer group, while seven of ten produced positive absolute results. Likewise, for the five years ended November 30, 2003, six of eight Westcore funds beat their benchmark or Lipper peer group*. Even more important, though the S&P 500 Index was down slightly during this five year period, all eight Westcore Funds are up anywhere from approximately 1% to 10% on an annualized basis.

     This performance gives us reason to be proud, especially since both the three-and five-year period include one of the worst bear markets on record. We attribute these strong results to our team approach to portfolio management, whereby experienced investment professionals working in a collaborative environment constantly review and challenge all investment ideas and decisions. We believe this focus on the team rather than the individual ensures a consistent and disciplined investment process across each and every member of the Westcore Fund family.

Earning Your Trust Amid Industry Turmoil

     Lately, it seems that just about every sector of the American business community has been tainted by some kind of "scandal." For the mutual fund industry, the issues center on late trading and market timing. Late trading is outright fraud and Westcore has zero tolerance for anyone attempting to use our funds in this way. To date, we have not uncovered any late trading activity within the Westcore Fund Family.

     Market timing is not illegal per se, but has plagued the industry for years because it makes it more difficult to manage a portfolio invested with a view to long-term performance, and may result in added brokerage expenses for a fund. To combat the negative effects, Westcore Fund Management instituted a series of restrictions and penalties in hopes of minimizing this activity. In 2001, Westcore imposed a 2% short-term redemption fee on certain shareholder trades so that long-term fund shareholders could offset any expenses incurred as a result of market timing activity. During this past year, Westcore also tested and


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        Shareholder Letter
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implemented  a  third-party  "international  fair value  pricing"  mechanism  to further deter any market timing activity within the Westcore International Frontier Fund.

     We have always, and will continue to, encourage our employees to own Westcore Funds. However, to assure that this ownership is consistent with the long-term investment goals of most outside shareholders, beginning in 1999 and 2000, we placed limits on, and began requiring approval for, certain employee transactions in Westcore Fund shares.

     We take these issues very seriously and believe your fund family was early in implementing each of these procedures. We are encouraged these changes have eliminated substantially all of the market timing activity within our funds, and want to assure all long-term Westcore shareholders that we put their interests above all else.

What Others Are Saying about Westcore

     Nine of ten Westcore Funds earned an Overall Morningstar Rating(TM) of 3 or more Stars for risk-adjusted performance as of November 30, 2003. Westcore Growth Fund and Westcore Plus Bond Fund each received a 5-Star Overall Morningstar Rating(TM), while Westcore Select Fund and Westcore Flexible Income Fund each earned a 4-Star Overall Morningstar Rating(TM). Furthermore, as of November 30, 2003, five Westcore Funds were awarded Lipper Leader designations. Please see the tables on pages 9, 10 and 11 for more detailed information and pages 12 through 15 for important disclaimers regarding these designations. Overall Fund Family performance can be reviewed on pages 6 and 7.

Thank You Again!

     We invite you to read the following fund profiles and manager commentaries, and hope that you will find our insights informative. We offer a wide range of asset classes and investment styles, accommodating virtually every risk profile. Whatever your needs, all Westcore Funds are guided by an unwavering commitment to sound fundamental research and strong security selection. For that reason, we encourage you to review your current portfolio with respect to risk tolerance and time horizon, and hope that you will consider other Westcore Funds where appropriate.


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        Shareholder Letter
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     In closing,  we thank you for the trust you've placed in Westcore Funds. If you have any questions or comments, please call 1-800-392-CORE (2673) or visit us online at www.westcore.com. We look forward to your continued support as a long-term shareholder alongside our own personal investments within the Westcore Funds.

     Sincerely,

               [PHOTO]                                 [PHOTO]

          Jack D. Henderson                     Jeffrey D. Adams, CFA
               Chairman                                President

The Shareholder Letter and the Manager Overviews included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

* A significant portion of the Westcore Growth and Mid-Cap Opportunity Funds' 5-year average annual returns were attributable to investments in Initial Public Offerings, additional information on which is contained in each Fund's report. It is possible that such performance may not be repeated in the future.


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        Average Annual Total Returns
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Average Annual Total Returns as of 11/30/03
--------------------------------------------------------------------------------

                                                                                                 Since incep.
Westcore MIDCO                        6-Months*    1-Year       3-Year      5-Year      10-Year     8/1/86
Growth Fund                            14.76%      30.60%       3.28%        8.13%      10.19%      12.59%
Russell Midcap Growth Index            20.60%      32.65%      (4.85%)       3.82%       9.72%      11.13%
Lipper Mid-Cap Growth Index            18.19%      26.76%      (6.57%)       4.58%       8.65%      10.18%
-------------------------------------------------------------------------------------------------------------
                                                                                                 Since incep.
                                      6-Months*    1-Year       3-Year       5-Year     10-Year     6/1/88
Westcore Growth Fund                   14.81%      17.61%      (4.32%)       6.34%       9.39%      10.20%
S&P 500 Index                          10.81%      15.11%      (5.51%)      (0.47%)     10.63%      11.99%
Lipper Multi-Cap Core Index            13.22%      19.02%      (3.41%)       1.91%       9.63%      11.16%
-------------------------------------------------------------------------------------------------------------
                                                                                                 Since incep.
                                      6-Months*    1-Year      3-Year        5-Year     10-Year     10/1/99
Westcore Select Fund                   14.48%      13.05%      (1.41%)         NA         NA        19.66%
S&P 500 Index                          10.81%      15.11%      (5.51%)         NA         NA        (3.11%)
Lipper Multi-Cap Core Index            13.22%      19.02%      (3.41%)         NA         NA        (0.16%)
-------------------------------------------------------------------------------------------------------------
                                                                                                 Since incep.
Westcore International                6-Months*    1-Year      3-Year        5-Year     10-Year    12/15/99
Frontier Fund                          30.08%      51.90%       0.63%          NA         NA        (0.17%)
MSCI EAFE Small-Cap Index              31.91%      49.26%       7.20%          NA         NA         3.38%
Lipper International
  Small-Cap Index                      28.12%      45.68%       4.23%          NA         NA        (1.40%)
-------------------------------------------------------------------------------------------------------------
                                                                                                 Since incep.
                                      6-Months*    1-Year      3-Year       5-Year     10-Year     6/1/88
Westcore Blue Chip Fund                11.45%      14.42%      (1.32%)       0.95%       9.75%      10.25%
S&P 500 Index                          10.81%      15.11%      (5.51%)      (0.47%)     10.63%      11.99%
Lipper Multi-Cap Core Index            13.22%      19.02%      (3.41%)       1.91%       9.63%      11.16%
-------------------------------------------------------------------------------------------------------------
                                                                                                 Since incep.
Westcore Mid-Cap                      6-Months*    1-Year       3-Year      5-Year      10-Year    10/1/98
Opportunity Fund                       19.08%      27.33%       8.57%       10.26%        NA        11.76%
Russell Midcap Index                   18.97%      30.64%       5.00%        7.83%        NA         9.93%
Lipper Mid-Cap Value Index             18.89%      27.49%       9.79%        9.38%        NA        11.08%
-------------------------------------------------------------------------------------------------------------
                                                                    Since incep.
Westcore Small-Cap                    6-Months*    1-Year       3-Year      5-Year      10-Year    12/28/93
Opportunity Fund                       24.33%      29.52%      11.44%        7.26%        NA        10.57%
Russell 2000 Index                     24.65%      36.28%       8.50%        7.99%        NA         9.59%
Lipper Small-Cap Core Index            22.66%      30.43%       9.18%       10.13%        NA        11.00%


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6               Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]
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        Average Annual Total Returns
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Average Annual Total Returns as of 11/30/03 (continued)
--------------------------------------------------------------------------------

                                                                                                 Since incep.
Westcore Flexible                     6-Months*    1-Year      3-Year        5-Year     10-Year     6/1/88
Income Fund**                          11.20%      24.11%      10.22%        6.04%       7.21%       9.16%
Lehman Brothers U.S.
Corporate High
Yield Ba Index                          7.12%      19.70%       9.85%        6.85%       8.14%       9.46%
Lehman Brothers Aggregate
Bond Index                             (1.03%)      5.18%       7.87%        6.47%       6.90%       8.38%
Westcore Flexible Income Fund
Custom Index***                         7.12%      19.70%       9.83%        5.64%       7.42%       9.63%
Lipper High Current Yield
Index                                   9.40%      24.50%       6.60%        2.35%       5.16%       7.27%
-------------------------------------------------------------------------------------------------------------
                                                                                                 Since incep.
                                      6-Months*    1-Year       3-Year       5-Year     10-Year     6/1/88
Westcore Plus Bond Fund                 3.66%      11.40%       8.52%        6.92%       6.39%       7.50%
Lehman Brothers Aggregate
Bond Index                             (1.03%)      5.18%       7.87%        6.47%       6.90%       8.38%
Lipper Intermediate Investment
Grade Debt Index                       (0.49%)      6.48%       7.65%        6.10%       6.36%       7.57%
-------------------------------------------------------------------------------------------------------------
                                                                                                  Since incep.
Westcore Colorado                     6-Months*    1-Year       3-Year      5-Year      10-Year     6/1/91
Tax-Exempt Fund                        (0.13%)      5.57%       6.11%        4.57%       5.07%       5.85%
Lehman Brothers 10-Year
Municipal Bond Index                   (0.29%)      6.89%       7.26%        5.76%       6.24%       7.16%
Lipper Intermediate
Municipal Debt Index                    0.05%       5.80%       6.32%        4.84%       5.12%       5.89%
-------------------------------------------------------------------------------------------------------------

* Not annualized

** Westcore Flexible Income Fund's benchmark index was changed from the Lehman Brothers Aggregate Bond Index to the Lehman Brothers U.S. Corporate High Yield Ba Index for performance comparison purposes because the Adviser believes that the Lehman Brothers U.S. Corporate High Yield Ba Index more appropriately matches the current investment style of the Fund.

*** Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long- Term Government/Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 11/30/03 to reflect the change in the Fund's investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best comparison for historical performance over three years.

Please see important footnotes on page 8.


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        Average Annual Total Returns
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Past performance is not indicative of future results and current performance may be lower or higher than the quoted performance. Average annual total returns reflect reinvestment of all dividends, capital gains distributions, all fee waivers in effect and any expense reimbursements. Without the fee waivers and expense reimbursements, the total return figures would have been lower. Past performance is not indicative of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the
redemption  of  Fund  shares.   To  obtain  the  Funds  most  recent   month-end
performance, please call 1-800-392-2673.

Westcore Growth,  International Frontier, Select, and Mid-Cap Opportunity Funds:

These Funds participate in the Initial Public Offering ("IPO") market, and a significant portion of the Funds' returns have been attributable to its investment in IPOs, which in turn have had a magnified impact due to the Funds' relatively small asset base. As the Funds' assets continue to grow, it will be increasingly less likely to experience substantially similar performance by investing in IPOs.

Westcore International Frontier and Small-Cap Opportunity Funds:

Investing in small-cap funds can be more volatile and loss of principal could be greater than investing inlarge-cap funds.

Westcore Select Fund:

Investing in non-diversified funds can be more volatile and loss of principal could be greater than investing in more diversified funds.

Westcore International Frontier Fund:

Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus.

Westcore Flexible Income and Plus Bond Funds:

These Funds are subject to additional risk in that they may invest in high-yield/high-risk bonds and are subject to greater levels of liquidity risk. In addition, these Funds' exposure to foreign markets can regularly effect the net asset value (NAV) and total return of these Funds due to foreign risk.

Westcore Colorado Tax-Exempt Fund:

This Fund invests primarily in instruments issued by or on behalf of one state and can be more volatile and loss of principal could be greater due to state specific risk.


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        Morningstar Ratings and Lipper Leaders
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

Westcore Morningstar Ratings(TM) as of 11/30/03(1)

Fund                         Overall            3-Year              5-Year          10-Year
-------------------------------------------------------------------------------------------------
Westcore MIDCO                  ***               ****                ***             ***
Growth Fund                  out of 606         out of 606          out of 385      out of 124
                               Mid-Cap            Mid-Cap             Mid-Cap         Mid-Cap
                             Growth Funds       Growth Funds        Growth Funds    Growth Funds
-------------------------------------------------------------------------------------------------
Westcore Growth Fund           *****              *****               *****           ****
                             out of 949         out of 949          out of 611      out of 212
                                Large              Large               Large           Large
                             Growth Funds       Growth Funds        Growth Funds    Growth Funds
-------------------------------------------------------------------------------------------------
Westcore Select Fund           ****               ****
                              out of 606         out of 606           N/A             N/A
                               Mid-Cap            Mid-Cap
                             Growth Funds       Growth Funds
-------------------------------------------------------------------------------------------------
Westcore International          ***                ***
Frontier Fund                  out of 74          out of 74           N/A             N/A
                             Foreign Small/     Foreign Small/
                             Mid Growth         Mid Growth
                                Funds              Funds
-------------------------------------------------------------------------------------------------
Westcore Blue                   ***                ***                 ***             ***
Chip Fund                    out of 637         out of 637          out of 505      out of 187
                                Large              Large               Large           Large
                             Value Funds        Value Funds         Value Funds     Value Funds
-------------------------------------------------------------------------------------------------
Westcore Mid-Cap                ***                ****                ***
Opportunity Fund             out of 223         out of 223          out of 145        N/A
                               Mid-Cap            Mid-Cap             Mid-Cap
                             Blend Funds        Blend Funds         Blend Funds
-------------------------------------------------------------------------------------------------
Westcore Small-Cap               **                ***                  **
Opportunity Fund             out of 285         out of 285          out of 219        N/A
                               Small              Small               Small
                             Blend Funds        Blend Funds         Blend Funds
-------------------------------------------------------------------------------------------------
Westcore Flexible               ****               ****                ****          *****
Income Fund                  out of 329         out of 329          out of 249      out of 74
                             High Yield         High Yield          High Yield      High Yield
                             Bond Funds         Bond Funds          Bond Funds      Bond Funds
-------------------------------------------------------------------------------------------------
Westcore Plus                  *****              *****               *****           ****
Bond Fund                    out of 636         out of 636          out of 501      out of 217
                             Intermediate-      Intermediate-       Intermediate    Intermediate-
                              Term Bond          Term Bond           Term Bond       Term Bond
                                Funds              Funds               Funds           Funds
-------------------------------------------------------------------------------------------------
Westcore Colorado                ***                ***                 ***             ***
Tax-Exempt Fund              out of 224 Muni    out of 224 Muni     out of 208     out of 108 Muni
                              Single State       Single State       Single State    Single State
                              Interm Funds       Interm Funds       Interm Funds    Interm Funds
-------------------------------------------------------------------------------------------------

See complete disclaimers beginning on page 12.


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        Morningstar Ratings and Lipper Leaders
--------------------------------------------------------------------------------


Westcore Lipper Leaders for the three-years ended 11/30/03
--------------------------------------------------------------------------------
Westcore MIDCO Growth Fund

 [GRAPHIC  Lipper Leader for             [GRAPHIC  Lipper Leader for
 OMITTED]  Consistent Return             OMITTED]  Total Return
           out of 370 Mid-Cap                      out of 382 Mid-Cap
           Growth Equity Funds                     Growth Equity Funds
           for the three-year                      for the three-year
           period(2)                               period(3)

 [GRAPHIC  Lipper Leader for
 OMITTED]  Expense out of 147 Mid-Cap
           Growth Equity Funds for
           the three-year period(6)

--------------------------------------------------------------------------------
Westcore Small-Cap Opportunity Fund

 [GRAPHIC  Lipper Leader for Tax
 OMITTED]  Efficiency out of 375
           Small-Cap Core Equity
           Funds for the three-year
           period(5)

--------------------------------------------------------------------------------
 Westcore Flexible Income Fund

 [GRAPHIC   Lipper Leader for            [GRAPHIC  Lipper Leader for
 OMITTED]   Consistent Return            OMITTED]  Expense out of 41
            out of 13 Flexible                     Multi-Sector Income
            Income Funds for the                   Funds for the three-year
            three-year period(2)                   period(6)


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        Morningstar Ratings and Lipper Leaders
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Westcore Lipper Leaders for the three-years ended 11/30/03 (continued)
--------------------------------------------------------------------------------

 Westcore Plus Bond Fund

 [GRAPHIC   Lipper Leader for           [GRAPHIC   Lipper Leader for
 OMITTED]   Consistant Return           OMITTED]   Total Return
            out of 298 Intermediate                out of 306 Intermediate
            Investment Grade Funds                 Investment Grade Funds
            for the three                          for the three-year
            year period(2)                         period(3)

 [GRAPHIC   Lipper Leader for           [GRAPHIC   Lipper Leader for
 OMITTED]   Preservation                OMITTED]   Expense out of 127
            out of 3,708 Fixed                     Intermediate Investment
            Income Funds for the                   Grade Funds for the
            three-year period(4)                   three-year period(6)

--------------------------------------------------------------------------------
 Westcore Colorado Tax-Exempt Fund

 [GRAPHIC   Lipper Leader for Tax       [GRAPHIC   Lipper Leader for
 OMITTED]   Efficiency out of 93        OMITTED]   Expense out of 379
            Other States Intermediate              Single State
            Municipal Funds for the                Intermediate
            three-year period(5)                   Municipal Funds for
                                                   the three-year period(6)

See complete disclaimers beginning on page 13.


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        Important Disclaimers
--------------------------------------------------------------------------------


Please see the Average Annual Total Returns chart beginning on page 6 for complete performance.

(1) (C)2001 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Morningstar proprietary ratings reflect historical risk-adjusted performance as of 11/30/03 and are subject to change every month. For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. During periods on which ratings are based, service providers of the Fund waived fees. This waiver had a material impact on the funds' average annual returns. In the absence of fee waivers, performance would have been reduced.

Westcore MIDCO Growth Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 606 funds in the last three years, 385 funds in the last five years, and 124 funds in the last ten years. With respect to these Mid-Cap Growth funds, Westcore MIDCO Growth Fund received a Morningstar Rating of 4 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Growth Fund was rated against the following numbers of U.S.-domiciled Large Growth funds over the following time periods: 949 funds in the last three years, 611 funds in the last five years, and 212 funds in the last ten years. With respect to these Large Growth funds, Westcore Growth Fund received a Morningstar Rating of 5 stars, 5 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Select Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 606 funds in the last three years. With respect to these Mid-Cap Growth funds, Westcore Select Fund received a Morningstar Rating of 4 stars for the three-year period. Past performance is no guarantee of future results.

Westcore International Frontier Fund was rated against the following numbers of U.S.-domiciled Foreign Small/Mid Growth funds over the following time periods:
74 funds in the last three years. With respect to these Foreign Small/Mid Growth funds, Westcore International Frontier Fund received a Morningstar Rating of 3 stars for the three-year period. Past performance is no guarantee of future results.

Westcore Blue Chip Fund was rated against the following numbers of U.S.-domiciled Large Core funds over the following time periods: 637 funds in the last three years, 505 funds in the last five years, and 187 funds in the last ten years. With respect to these Large Core funds, Westcore Blue Chip Fund received a Morningstar Rating of 3 stars, 3 stars and 3 stars for the three-, five-and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Mid-Cap Opportunity Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Blend funds over the following time periods: 223 funds in the last three years and 145 funds in the last five years. With respect to these Mid-Cap Blend funds, Westcore Mid-Cap Opportunity Fund received a Morningstar Rating of 4 stars and 3 stars for the three-year and five-year periods, respectively. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
12              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

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        Important Disclaimers
--------------------------------------------------------------------------------


Westcore Small-Cap Opportunity Fund was rated against the following numbers of U.S.-domiciled Small Blend funds over the following time periods: 285 funds in the last three years and 219 funds in the last five years. With respect to these Small Blend funds, Westcore Small-Cap Opportunity Fund received a Morningstar Rating of 3 stars and 2 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

Westcore Flexible Income Fund was rated against the following numbers of U.S.-domiciled High Yield Bond funds over the following time periods: 329 funds in the last three years, 249 funds in the last five years, and 74 funds in the last ten years. With respect to these High Yield Bond funds, Westcore Flexible Income Fund received a Morningstar Rating of 4 stars, 4 stars and 5 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Plus Bond Fund was rated against the following numbers of U.S.-domiciled Intermediate-Term Bond funds over the following time periods: 636 funds in the last three years, 501 funds in the last five years, and 217 funds in the last ten years. With respect to these Intermediate-Term Bond funds, Westcore Plus Bond Fund received a Morningstar Rating of 5 stars, 5 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

Westcore Colorado Tax-Exempt Fund was rated against the following numbers of U.S.-domiciled Muni Single State Interm funds over the following time periods:
224 funds in the last three years, 208 funds in the last five years, and 108 funds in the last ten years. With respect to these Muni Single State Interm funds, Westcore Colorado Tax-Exempt Fund received a Morningstar Rating of 3 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

(2) Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of 11/30/03. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Consistent Return metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Consistent Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. A Lipper Leader for Consistent Return is a fund that has provided superior consistency and risk-adjusted returns when compared to a group of similar funds. Lipper Leaders for Consistent Return may be the best fit for investors who value a fund's year-to-year consistency relative to other funds in a particular peer group. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2002, Reuters, All Rights Reserved.

Westcore MIDCO Growth Fund was rated among the following number of Mid-Cap Growth Equity funds for the following time periods: 370 funds in the last three years, 230 funds in the last five years, 66 funds in the last ten years and 370 funds in the overall period. With respect to these Mid-Cap Growth Equity funds, Westcore MIDCO Growth Fund received a Consistent Return rating of Lipper Leader, 3, 2, and 2 for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Flexible Income Fund was rated among the following number of Flexible Income Fixed Income funds for the following time periods: 13 funds in the last three years, 10 funds in the last five years and 13 funds in the overall period. With respect to these Flexible Income Fixed Income funds, Westcore Flexible Income Fund received a Consistent Return rating of Lipper Leader for the three-year, five-year and overall periods.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income funds for the following time periods: 298 funds in the last three years, 212 funds in the last five years, 71 funds in the last ten years and 298 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income funds, Westcore Plus Bond Fund received a Consistent Return rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.


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

--------------------------------------------------------------------------------
        Important Disclaimers
--------------------------------------------------------------------------------


(3) Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of 11/30/03. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Total Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Total Return may be the best fit for investors who want the best historical return, without looking at risk. This measure alone may not be suitable for investors who want to avoid downside risk. For more risk-averse investors, the Total Return scores can be used with Preservation and/or Consistent Return scores to make an appropriate selection that balances the risk and return. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2002, Reuters, All Rights Reserved.

Westcore MIDCO Growth Fund was rated among the following number of Mid-Cap Growth Equity funds for the following time periods: 382 funds in the last three years, 231 funds in the last five years, 79 funds in the last ten years and 382 funds in the overall period. With respect to these Mid-Cap Growth Equity funds, Westcore MIDCO Growth Fund received a Total Return rating of Lipper Leader, 2, 2 and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income funds for the following time periods: 306 funds in the last three years, 222 funds in the last five years, 93 funds in the last ten years and 306 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income funds, Westcore Plus Bond Fund received a Consistent Return rating of Lipper Leader, Lipper Leader, 2 and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

(4) Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class, as of 11/30/03. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Preservation, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed income funds. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2003, Reuters, All Rights Reserved.

Westcore Plus Bond Fund was rated among the following number of Fixed Income funds for the following time periods: 3,708 funds in the last three years, 3,156 funds in the last five years, 1,472 funds in the last ten years and 3,708 funds in the overall period. With respect to these Fixed Income funds, Westcore Plus Bond Fund received a Preservation rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

(5) Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of 11/30/03. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Tax Efficiency, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Tax Efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans. Tax Efficiency on its own does not take relative or absolute performance into account. Investors can pair Tax Efficiency with Consistent Return and/or Total Return to find funds that have delivered solid relative performance and have postponed taxable distributions better than their peers. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the


--------------------------------------------------------------------------------
14              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Important Disclaimers
--------------------------------------------------------------------------------


accuracy   of   this    information.    More   information   is   available   at
www.lipperleaders.com.   Lipper  Leader  Copyright  2002,  Reuters,  All  Rights
Reserved.

Westcore Small-Cap Opportunity Fund was rated among the following number of Small-Cap Core Equity funds for the following time periods: 375 funds in the last three years, 279 funds in the last five years and 375 funds in the overall period. With respect to these Small-Cap Core Equity funds, Westcore Small-Cap Opportunity Fund received a Tax Efficiency rating of Lipper Leader for the three-year, five-year and overall periods.

Westcore Colorado Tax-Exempt Fund was rated among the following number of Other States Intermediate Municipal Fixed Income funds for the following time periods:
93 funds in the last three years, 83 funds in the last five years, 43 funds in the last ten years and 93 funds in the overall period. With respect to these Other States Intermediate Municipal Fixed Income funds, Westcore Colorado Tax-Exempt Fund received a Tax Efficiency rating of Lipper Leader, 2, Lipper Leader and Lipper Leader for the three-year, five-year, ten-year and overall periods, respectively.

(6) Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures asof 11/30/03. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Expense, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Expense may be the best fit for investors who want to minimize their total cost. It can be used in conjunction with Total Return or Consistent Return to identify funds with above-average performance and lower-than-average cost. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2002, Reuters, All Rights Reserved.

Westcore MIDCO Growth Fund was rated among the following number of Mid-Cap Growth Equity funds for the following time periods: 147 funds in the last three years, 99 funds in the last five years, 46 funds in the last ten years and 147 funds in the overall period. With respect to these Mid-Cap Growth Equity funds, Westcore MIDCO Growth Fund received an Expense rating of Lipper Leader, 2, 2 and 2 for the three-, five- and ten-year and overall periods, respectively.

Westcore Flexible Income Fund was rated among the following number of Multi-Sector Income Fixed Income funds for the following time periods: 41 funds in the last three years, 38 funds in the last five years, 18 funds in the last ten years and 41 funds in the overall period. With respect to these Multi-Sector Income Fixed Income funds, Westcore Flexible Income Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods. The Multi-Sector Income category includes Flexible Income funds and Multi-Sector Income funds.

Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income funds for the following time periods: 127 funds in the last three years, 98 funds in the last five years, 57 funds in the last ten years and 127 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income funds, Westcore Plus Bond Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

Westcore Colorado Tax-Exempt Fund was rated among the following number of Single State Municipal Fixed Income funds for the following time periods: 379 funds in the last three years, 358 funds in the last five years, 248 funds in the last ten years and 379 funds in the overall period. With respect to these Single State Municipal Fixed Income funds, Westcore Colorado Tax-Exempt Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods. The Single State Category is a culmination of multiple single state categories.


--------------------------------------------------------------------------------
[LOGO]            1-800-392-CORE (2673)  o   www.westcore.com                 15

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


   Westcore MIDCO Growth Fund

FUND OBJECTIVE: : Long-term capital appreciation by investing primarily in medium-sized growth companies.

      [PHOTO]
Todger Anderson, CFA
Lead Portfolio Manager

      [PHOTO]
William S. Chester, CFA
Co-Portfolio Manager

     The Westcore MIDCO Growth Fund advanced 14.76% for the first half of its fiscal year. While this represents a significant absolute return, it did not keep pace with the 20.59% return for our benchmark, the Russell Midcap Growth Index, or the 18.19% return for our peer group, the Lipper Mid-Cap Growth Index. Although we would prefer not to lag our benchmarks, it does happen on occasion. And while disappointing, it does not detract from the Fund's outperformance over the three-year, five-year, ten-year, and since-inception periods. In fact, we believe these long-term comparisons are far more relevant.


     That being said, while we were well positioned in top-performing sectors such as technology and financials, our holdings in these groups suffered on a relative basis. Not because of fundamental disappointments, but simply because other companies within these sectors responded more favorably to the economic recovery. Some benefited from the bounce in benchmark stocks that were extremely depressed. Others realized positive fundamental surprises that we failed to forecast. Still, others advanced beyond what we perceived to be fair value.

     Nevertheless, our portfolio comprised a number of powerful stocks during the period, including XM Satellite Radio Holdings, Inc., AutoDesk Inc. and Best Buy Inc. In answering the question, "will people


--------------------------------------------------------------------------------
16              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------

"...will people pay for radio?"

pay for radio," XMSR, our best performer for the fiscal halfyear, reported that its customer base had reached one million subscribers. AutoDesk, the world's largest seller of computeraided design software, also moved higher, having posted better-than-expected results while announcing an ambitious restructuring program. Meanwhile, shares of electronics retailer Best Buy rallied on improving consumer sentiment, stabilizing labor markets and expectations for a solid holiday buying season.

     At the same  time,  several of our  portfolio  holdings  were like  medical device supplier Becton Dickinson & Co, which traded flat despite recording double-digit revenue and earnings-per-share growth. Although currently overlooked by the investment community, we believe this fundamental progress will be recognized in the months ahead. Such was not the case for drugmaker
Biovail Corp., whose successful launch of Wellbutrin XL failed to offset an unexpected decline in sales of existing products and uncertainty surrounding the company's accounting practices. In light of these issues, we liquidated the position at a loss.

     As we look forward to the first half of 2004, we are focused on a number of companies with exciting new products in their pipelines. Neurocrine Biosciences Inc. is preparing to introduce a new prescription sleeping pill we believe will challenge market leader Ambien. Gentex Corp. is planning to launch a new auto headlight dimming technology that could very well sustain their already strong growth. Telecom equipment provider UTStarcom Inc. is developing a "soft switch," which has the potential to become the switch of choice as we enter into a product upgrade cycle that seemingly will benefit from a groundswell of pent-up demand.

--------------------------------------------------------------------------------
[GRAPHIC
OMITTED]

Lipper Leader for
Consistent Return
out of 370 Mid-Cap
Growth Equity Funds
for the three-year period
as of 11/30/03.(2) See
complete disclaimers
beginning on page 13.

[GRAPHIC
OMITTED]

Lipper Leader for
Total Return
out of 382 Mid-Cap
Growth Equity Funds
for the three-year
period as of 11/30/03.(3)
See complete disclaimers
beginning on page 13.

[GRAPHIC
OMITTED]

Lipper Leader for
Expense
out of 147 Mid-Cap
Growth Equity Funds
for the three-year period
as of 11/30/03.(6) See
complete disclaimers
beginning on page 13.


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

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        Manager's Overview
--------------------------------------------------------------------------------


     Westcore MIDCO Growth Fund (continued)

     Overall, we remain optimistic that the bull market will continue. Lower tax rates, low interest rates and increased government spending have reignited economic growth. This, we believe, will allow corporations to have sales growth, margin improvement and impressive earnings growth. As such, we are forecasting that investment returns will remain strong in 2004. [LOGO]

Comparison of Change in Value of $10,000 Investment in
Westcore MIDCO Growth Fund, Russell Midcap Growth Index and
Lipper Mid-Cap Growth Index

                                [MOUNTAIN CHART]

 [The following table was depicted as a mountain chart in the printed material]

                   Westcore             Russell            Lipper
                     MIDCO              Midcap            Mid-Cap
                  Growth Fund         Growth Index     Growth Index
                  -----------         ------------     ------------

 Aug-86               10000              10000            10000
 Nov-86               10230              10262             9926
 Nov-87                8927               9053             8664
 Nov-88               10662              11140            10358
 Nov-89               14353              14818            13714
 Nov-90               14293              13787            11889
 Nov-91               21964              18683            17983
 Nov-92               25511              22604            20992
 Nov-93               29654              24627            23618
 Nov-94               30161              24716            24024
 Nov-95               39523              33559            33961
 Nov-96               46428              40120            39095
 Nov-97               52306              47711            42317
 Nov-98               52939              51623            43265
 Nov-99               76401              73475            70210
 Nov-00               71221              72255            66384
 Nov-01               65972              58505            53837
 Nov-02               60081              46921            42704
 Nov-03               78466              62241            54131

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 8/1/86.

Lipper Index data provided by Lipper, Inc.

Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values than the Russell 1000 index.

Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.


--------------------------------------------------------------------------------
18              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


Top 10 Holdings as of November 30, 2003
--------------------------------------------------------------------------------
+  2.86%      Omnicare  Inc.  (OCR)-  Provides   professional   pharmacy-related
              consulting and data management services
--------------------------------------------------------------------------------
+  2.36%      Symantec Corp. (SYMC) - Provides Internet security technology
--------------------------------------------------------------------------------
*  2.24%      Triad Hospitals (TRI) - Owns and manages  hospitals and ambulatory surgery  centers in small  cities and selected  high-growth  urban markets in the U.S.
--------------------------------------------------------------------------------
+  2.21%      Community  Health Systems Inc.  (CYH) - Provides acute  healthcare services in non-urban communities
--------------------------------------------------------------------------------
+  2.09%      Cintas Corp. (CTAS) - Manufactures corporate identity uniforms and provides sanitation and cleanroom supplies, first aid products and services
--------------------------------------------------------------------------------
*  2.02%      Aetna  Inc.  (AET) -  Provides  healthcare  and  related  benefits serving group insurance customers
--------------------------------------------------------------------------------
*  2.01%      Ross Stores Inc.  (ROST) - Operates a national  chain of off-price retail apparel stores
--------------------------------------------------------------------------------
-  1.96%      Intersil Corp. (ISIL) - A software supplier to the wireless access and  communications  analog markets  enabling  wireless  access to broadband media
--------------------------------------------------------------------------------
*  1.94%      XM  Satellite   Radio  Holdings  Inc.   (XMSR)  -  Provides  audio
              entertainment  and  information  programming to vehicle,  home and portable radios
--------------------------------------------------------------------------------
*  1.90%      DaVita Inc.  (DVA) - Provides  dialysis  services in the U.S.  for patients suffering from chronic kidney failure
--------------------------------------------------------------------------------
 Percent of Net Assets in Top Ten Holdings: 21.59%
 +  denotes increase in holding since last report
 -  denotes decrease in holding since last report
 *  denotes new top ten holding since last report
--------------------------------------------------------------------------------

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Sector Profile as a Percent of Net Assets for November 30, 2003

                                   [PIE CHART]

    [The following table was depicted as a pie chart in the printed material]

                      Technology                     25.28%
                      Consumer Cyclicals             23.38%
                      Healthcare                     19.90%
                      Services                        7.49%
                      Credit Sensitive                6.85%
                      Short-Term Investments and
                        Net Other Assets              5.40%
                      Energy                          4.14%
                      Basic Materials                 3.40%
                      Consumer Staples                3.25%
                      Capital Goods                   0.91%


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[LOGO]            1-800-392-CORE (2673)  o   www.westcore.com                 19

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        Manager's Overview
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   Westcore Growth Fund

FUND OBJECTIVE: Long-term total return by investing in equity securities selected for their growth potential and income-producing abilities.

      [PHOTO]
Milford H. Schulhof, II
Lead Portfolio Manager

      [PHOTO]
Victoria K. Cunningham
Co-Portfolio Manager

     What a difference six months make! The challenging equity markets of the past three years have given way to an improved investment landscape, as the post-war rally gathered steam in anticipation of a long-awaited economic rebound.

     Although signs of a recovery remained mixed throughout much of the six-month period, the convergence of positive data has certainly increased. Currently, a flurry of government reports suggest that the combination of low interest rates, tame inflation, tax cuts, deficit spending, and expansionary monetary policy has produced a robust surge in third-quarter economic growth. This, in turn, raised hopes that reported earnings growth and the strengthening economic outlook would become self-sustaining. While the so-called "jobless recovery" and the weakening dollar tempered expectations, gains in capital spending and durable goods orders were seemingly reflected in accelerating corporate results.

     As these incremental improvements were factored into the market, stock prices rose dramatically, benefiting the Westcore Growth Fund. In terms of absolute and relative performance, the Fund advanced 14.81% for the six months ended November 30, 2003, outpacing both its benchmark and peer group, the S&P 500 Index and the Lipper Multi-Cap Core Index, which returned 10.82% and 13.22%, respectively.


--------------------------------------------------------------------------------
20              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


***** Overall Morningstar Rating(TM)
      out of 949 Large Growth Funds
      as of 11/30/03(1)
      See complete disclaimers beginning
      on page 12.

"The economic backdrop has indeed improved and will likely have positive implications for corporate America."

     In reviewing the Fund's results, we find that much of the outperformance can be attributed to our higher-than-average exposure to certain sectors such as technology. Having led the market advance during the period, we realized substantial recoveries in the stock prices of semiconductor companies such as Texas Instruments Inc. and Linear Technology Corp. Among selected software companies, Electronic Arts Inc., AutoDesk Inc., Symantec Corp., and Veritas Software Co. also made significant contributions.


     To a lesser extent, healthcare was another sector that aided results, particularly within industries that featured faster-growing companies. Our investment in biopharmaceutical leader Genentech Inc. and hospital operators Community Health Systems Inc. and Triad Hospitals Inc. bolstered returns. At the same time, our relatively low exposure to large, more defensive drug firms helped as those businesses faced severe resistance due to regulatory concerns and generic competition.

     In contrast, several of our holdings faced company-specific issues that caused them to underperform. Warehouse retailer Costco Wholesale Corp., for example, encountered a difficult operating environment in California. Biotechnology company Medimmune Inc. also weakened when the company warned of lower-than-expected sales for its flu mist product. Elsewhere, SEI Investments Co. fell on fears that a decline in demand for its software might compress margins.

     Looking ahead, we continue to believe that equity investing will prove rewarding in the months and years ahead. The economic backdrop has indeed improved and will likely have positive implications for corporate America. Moreover, we anticipate that many of the accommodative economic factors, such as low interest rates, subdued inflation, and stimulative monetary and fiscal policies, should remain in place, thus leading to continued economic growth. Although stocks have historically benefited from such an environment, economic data is no substitute for


--------------------------------------------------------------------------------
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        Manager's Overview
--------------------------------------------------------------------------------


     Westcore Growth Fund (continued)

fundamental analysis. Only by judging companies on their individual merits will we be convinced that we have selected stocks demonstrating the most compelling growth prospects and attractive valuations. [LOGO]

Comparison of Change in Value of $10,000 Investment in Westcore
Growth Fund, S&P 500 Index and Lipper Multi-Cap Core Index

                                [MOUNTAIN CHART]

 [The following table was depicted as a mountain chart in the printed material]

                                                         Lipper
                    Westcore            S&P 500         Multi-Cap
                   Growth Fund           Index          Core Index
                   -----------           -----          ----------

 Jun-88               10000              10000            10000
 Nov-88               10087              10451            10398
 Nov-89               12469              13675            13486
 Nov-90               12290              13199            12681
 Nov-91               14817              15887            15480
 Nov-92               17014              18822            18523
 Nov-93               18374              20720            20546
 Nov-94               17176              20935            20760
 Nov-95               20920              28667            27726
 Nov-96               26663              36650            34295
 Nov-97               32595              47096            42189
 Nov-98               33150              58238            47548
 Nov-99               44623              70416            57081
 Nov-00               51468              67430            58000
 Nov-01               46223              59197            51678
 Nov-02               38338              49418            43916
 Nov-03               45089              56885            52269

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 6/1/88.

Lipper Index data provided by Lipper, Inc.

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Multi-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds classification. This classification consists of funds that concentrate no more than 25% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core funds will generally have between 25% to 75% of their assets invested in a wide variety of companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.


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22              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


Top 10 Holdings as of November 30, 2003
--------------------------------------------------------------------------------
-  2.96%      General  Electric  Co.  (GE)  -  Manufactures   products  for  the
              generation, distribution and utilization of electricity
--------------------------------------------------------------------------------
*  2.18%      Intel  Corp.  (INTC) - Designs,  manufactures  and sells  computer components and related products
--------------------------------------------------------------------------------
-  2.17%      Pfizer  Inc.  (PFE)  -  A  research-based,  global  pharmaceutical
              company  that  discovers,   develops,   manufactures  and  markets
              medicines for humans and animals
--------------------------------------------------------------------------------
*  2.09%      Citigroup  Inc. (C) - A  diversified  financial  services  holding company that provides a broad range of financial services
--------------------------------------------------------------------------------
-  1.80%      American  International  Group Inc.  (AIG) - Provides a variety of insurance and insurance-related  services in the United States and overseas
--------------------------------------------------------------------------------
-  1.80%      Wal-Mart  Stores  Inc.  (WMT)  -  Operates   discount  stores  and
              supercenters, as well as Sam's Clubs
--------------------------------------------------------------------------------
-  1.76%      Community  Health Systems Inc.  (CYH) - Provides acute  healthcare services in non- urban communities
--------------------------------------------------------------------------------
*  1.71%      American  Power  Conversion  Corp.  (APCC)  -  Designs,  develops, manufactures  and markets  uninterruptable  power supply  products including electrical surge protection devices,  power conditioning products and other electronic equipment
--------------------------------------------------------------------------------
*  1.71%      Cintas Corp. (CTAS) - Manufactures corporate identity uniforms and provides sanitation and cleanroom supplies, first aid products and services
--------------------------------------------------------------------------------
*  1.67%      Univision  Communication  Inc.  (UVN) - A  Spanish-language  media company in the U.S.
--------------------------------------------------------------------------------
 Percent of Net Assets in Top Ten Holdings: 19.85%
 -  denotes decrease in holding since last report
 *  denotes new top ten holding since last report
--------------------------------------------------------------------------------

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Sector Profile as a Percent of Net Assets for November 30, 2003.

                                   [PIE CHART]

    [The following table was depicted as a pie chart in the printed material]

                      Technology                     20.99%
                      Healthcare                     14.40%
                      Credit Sensitive               14.31%
                      Consumer Cyclical              15.55%
                      Basic Materials                 8.39%
                      Capital Goods                   7.32%
                      Short-Term Investments and
                        Net Other Assets              5.86%
                      Services                        5.36%
                      Energy                          4.66%
                      Consumer Staples                3.16%


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

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        Manager's Overview
--------------------------------------------------------------------------------


     Westcore Select Fund

FUND OBJECTIVE: Long-term growth of capital primarily through investments in companies of any size selected for their growth potential.

      [PHOTO]
Todger Anderson, CFA
Co-Portfolio Manager

      [PHOTO]
William S. Chester, CFA
Co-Portfolio Manager

     Positive returns marked a pleasant change for the Westcore Select Fund, as improving fundamentals coupled with strong stock selection produced gains of 14.48% for the six-month period ended November 30, 2003. Having rebounded from the bear market of the past few years, the Fund outpaced both its benchmark and peer group, the S&P 500 Index and the Lipper Multi-Cap Core Index, which generated fiscal half-year returns of 10.82% and 13.22%, respectively.

     While a new bull market took shape in anticipation of economic recovery, signs of stabilization were mixed throughout much of the period. An inflection point was purportedly reached in late November when more encouraging data suggested a self-sustaining trend in earnings growth and economic activity. Although the so-called "jobless recovery" continued to influence investor sentiment, robust third-quarter expansion in business spending and durable goods had already bolstered the top and bottom lines of a number of companies.

     As you are aware, the Westcore Select Fund is a nondiversified portfolio that concentrates its holdings, under normal conditions, among 20 to 35 common stocks. Because of the Fund's larger position sizes, successful stock picking can have a major impact on our portfolio's investment return. Such was the case with Microchip Technology Inc., our best performing stock during the period. This well-managed company is a leading supplier of microcontrollers, which are semiconductor chips that perform


--------------------------------------------------------------------------------
24              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


**** Overall Morningstar Rating(TM)
     out of 606 Mid-Cap Growth
     Funds as of 11/30/03(1)
     See complete disclaimers beginning
     on page 12.

"Another company that treated us well during these first six months was cruise ship operator Royal Caribbean Cruises Ltd."

specific functions within all sorts of electronic devices. We estimate that the company is capable of growing sales and earnings at a healthy double-digit annual clip over the next few years. However, we also believe that the current price more than discounts Microchip's future prospects, and in September we sold our position at a sizable profit.

     Another company that treated us well during these first six months was cruise operator Royal Caribbean Cruises Ltd. The company operates 27 cruise ships around the world generating $3.4 billion in revenues for fiscal year 2002. Profits peaked in 2000 and then declined approximately 33% during the recession. However, Royal Caribbean reported better-than-expected earnings amid the war-related travel slowdown, and now appears to be back on the road to growth. Although we are optimistic about the company's prospects, we suspect it will take several years to play out.

     Every period has its disappointments, and this one was no exception. For example, Canadian drugmaker Biovail Corp. had established a fine record of growth, which we believed it would build on with the launch of its new anti-depressant Wellbutrin XL. However, sales of older products declined more rapidly than we expected, and questions were raised about the company's accounting. The stock declined from the mid-$40s to $25 where we sold our position, and continued to fall even further.

     In addition to our sale of Microchip Technology in September, we also sold prescription benefit manager Caremark Rx Inc., toymaker Mattel Inc. and student loan originator SLM Corp., replacing them with municipal bond insurer AMBAC Financial Group Inc. telecom equipment supplier Advanced Fibre Communications Inc. fast food giant Wendy's International Inc., discount apparel retailer Ross Stores Inc., and risk management services provider ChoicePoint Inc.


--------------------------------------------------------------------------------
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

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        Manager's Overview
--------------------------------------------------------------------------------


     Westcore Select Fund (continued)

To make a long story short, we believe these trades enhanced the value of our portfolio.

     Assuming the business environment continues to improve, we believe the current stock market will maintain its upward course during the first half of 2004. In light of this outlook, we have focused our portfolio on companies we believe have strong products and dedicated management teams in our pursuit of the Fund's investment objective.[LOGO]

Comparison of Change in Value of $10,000 Investment in Westcore
Select Fund, S&P 500 Index and Lipper Multi-Cap Core Index

                                [MOUNTAIN CHART]

 [The following table was depicted as a mountain chart in the printed material]

                                                         Lipper
                     Westcore           S&P 500         Multi-Cap
                   Select Fund           Index          Core Index
                   -----------           -----          ----------

 Oct-99               10000              10000            10000
 Nov-99               15710              10835            10846
 Nov-00               22057              10376            11021
 Nov-01               22875               9109             9819
 Nov-02               18698               7604             8345
 Nov-03               21138               8753             9932

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 10/1/99.

Lipper Index data provided by Lipper, Inc.

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Multi-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds classification. This classification consists of funds that concentrate no more than 25% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core funds will generally have between 25% to 75% of their assets invested in a wide variety of companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.


--------------------------------------------------------------------------------
26              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


Top 10 Holdings as of November 30, 2003
--------------------------------------------------------------------------------
*  5.86%      Wendy's International Inc. (WEN) - Operates and franchises Wendy's
              Old Fashioned  Hamburgers  quick-service  restaurants in the U.S.,
              Canada and other international markets
--------------------------------------------------------------------------------
*  5.72%      Community  Health Systems Inc.  (CYH) - Provides acute  healthcare services in non- urban communities
--------------------------------------------------------------------------------
*  5.66%      Omnicare  Inc.  (OCR)  -  Provides  professional  pharmacy-related consulting and data management services
--------------------------------------------------------------------------------
*  5.52%      Cintas Corp. (CTAS) - Manufactures corporate identity uniforms and provides sanitation and cleanroom supplies, first aid products and services
--------------------------------------------------------------------------------
*  5.51%      Symantec Corp. (SYMC) - Provides Internet security technology
--------------------------------------------------------------------------------
*  5.40%      Aetna  Inc.  (AET) -  Provides  healthcare  and  related  benefits serving group insurance customers
--------------------------------------------------------------------------------
*  5.28%      Estee  Lauder Inc.  (EL) -  Manufactures  and  markets  skin care, makeup, fragrance and hair care products around the world
--------------------------------------------------------------------------------
+  5.28%      Level 3 Communications  Inc. (LVLT) - Provides  telecommunications and information services
--------------------------------------------------------------------------------
*  5.25%      Becton Dickinson & Co. (BDX) - Manufactures and sells a variety of medical supplies and devices and diagnostic systems
--------------------------------------------------------------------------------
*  5.25%      Ross Stores Inc.  (ROST) - Operates a national  chain of off-price retail apparel stores
--------------------------------------------------------------------------------
 Percent of Net Assets in Top Ten Holdings: 54.72%
 +  denotes increase in holding since last report
 *  denotes new top ten holding since last report
--------------------------------------------------------------------------------

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Sector Profile as a Percent of Net Assets for November 30, 2003

                                   [PIE CHART]

    [The following table was depicted as a pie chart in the printed material]

                      Technology                     27.80%
                      Healthcare                     22.03%
                      Consumer Cyclical              20.67%
                      Services                       10.28%
                      Consumer Staples                5.28%
                      Credit Sensitive                5.19%
                      Short-Term Investments and
                        Net Other Assets              3.85%
                      Energy                          4.90%


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

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        Manager's Overview
--------------------------------------------------------------------------------


     Westcore International Frontier Fund

FUND OBJECTIVE: Long-term growth of capital primarily through investments in international, small-cap companies.

     [PHOTO]
Adam D. Schor, CFA
Lead Portfolio Manager

     [PHOTO]
Kevin P. Beck, CFA
Co-Portfolio Manager

     We are pleased to report that we have little to report for the six months ended November 30, 2003. Without the turbulence of recent reporting periods, the six months passed quietly. The calm was welcome. With more rational markets, the Westcore International Frontier Fund benefited from strong fundamentals of its holdings, and advanced 30.08%. At the same time, our benchmark, the MSCI EAFE Small-Cap Index, returned 31.91% while our peer group, the Lipper International Small-Cap Index, returned 28.12%. For the one-year period, the Fund gained 51.90% compared to 49.26% benchmark and 45.68% peer group returns.

     Despite a dramatic post-war market rally, which saw a broad revaluation of international small-cap stocks, price multiples within the portfolio at the end of the period remained attractive. We have replaced names that have approached their target values, while maintaining high overall quality and liquidity.

     Asia was especially strong during the period. Japan, in particular, turned in a strong performance, driven by a perceived turnaround in its prolonged banking crisis. While we were underweight in our Japanese exposure relative to the index, we have added several compelling names and expect that more will follow. In our view, attempts at restructuring have yet to produce a powerful change in corporate culture or shareholder focus, yet progress has been made. That said, we believe the strong yen could exert considerable pressure on exporters, proving counterproductive to the country's nascent recovery.


--------------------------------------------------------------------------------
28              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


"...our favorite market environments are quiet ones with normal volatility."

     The Fund profits as foreign currencies revalue against the dollar, as they have during the period. Nevertheless, we prefer stable currency markets. This allows our companies to run their global businesses more efficiently. With many of our companies conducting business in the U.S., the strong euro and yen have masked some of the underlying revenue growth.

     Meanwhile, we are waiting for Europe to recover. We thought we might see signs of recovery in late 2003 or early 2004. However, with the possible exception of the United Kingdom, the region did not appear to have upheld any bounce. Germany, Europe's largest economy, has been especially moribund, showing few if any signs of growth. Fortunately, our companies have minimal sensitivity to macro-economic trends, although a robust environment is clearly a better one.

                                                                    [PHOTO]
                                                             John C. Fenley, CFA
                                                            Co-Portfolio Manager

     As always, the Fund's performance relied heavily on individual stock selection. Among our winners: Luxembourg-based SBS Broadcasting SA reaped rewards from the impressive restructuring at its European television stations, generating strong cash flow. Recent radio and publishing acquisitions also added value to the company. Sez Holding AG was another strong performer, as the Swiss semiconductor equipment manufacturer benefited from new order growth and general strength among chip stocks.

     In contrast, German doll maker Zapf Creation AG stumbled in its efforts to build U.S. distribution and the company lowered its profit expectations. Prosafe ASA also weakened when project delays forced the Norwegian oil service equipment company to record significant charges against earnings. Despite these near-term setbacks, we believe both companies are fundamentally sound and their long-range prospects solid.

     We always have maintained that our favorite market environments are quiet ones with normal volatility. Throughout the reporting period, we have experienced that very dynamic and the Fund has responded. Barring great global instability from war or terrorism, we see no reason why this environment cannot remain in place. [LOGO]


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

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


Westcore International Frontier Fund (continued)

Country Breakdown as of November 30, 2003

Country                                   Market Value      %
---------------------------------------------------------------
Australia                                 $   476,732      3.12
Belgium                                       503,852      3.30
Canada                                        984,486      6.45
France                                      1,174,472      7.70
Germany                                     1,868,405     12.25
Hong Kong                                     666,482      4.37
Ireland                                       664,290      4.35
Italy                                         429,614      2.82
Japan                                         963,495      6.31
Luxembourg                                    637,875      4.18
Mexico                                    $   321,058      2.10
Netherlands                                   683,784      4.48
New Zealand                                   380,429      2.49
Norway                                        408,044      2.67
Sweden                                      1,804,718     11.84
Switzerland                                   351,901      2.31
United Kingdom                              2,079,962     13.63
Cash Equivalents and Net Other Assets         858,750      5.63
---------------------------------------------------------------
                                          $15,258,349    100.00

Comparison of Change in Value of $10,000 Investment in Westcore
International Frontier Fund, MSCI EAFE Small-Cap Index and Lipper
International Small-Cap Index

                                [MOUNTAIN CHART]

 [The following table was depicted as a mountain chart in the printed material]

                    Westcore           MSCI EAFE          Lipper
                  International        Small-Cap       International
                  Frontier Fund          Index        Small-Cap Index
                  -------------          -----        ---------------

 Dec-99               10000              10000            10000
 Nov-99                9690               9181             8349
 Nov-00                7709               8103             7050
 Nov-01                6540               7280             6488
 Nov-02                9934              10866             9452
 Nov-03                7623               8684             7377

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 12/15/99.

Lipper Index data provided by Lipper, Inc.

MSCI EAFE Small-Cap Index is unmanaged and is an arithmetic, market value-weighted average of the performance of securities of small cap companies listed on the stock exchanges of 21 developed markets outside of North America with a capitalization range of $200 million - $1.5 billion.

Lipper International Small-Cap Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper International Small-Cap Funds classification. This classification consists of funds that invest at least 65% of their assets in equity securities of non-United States companies with market capitalizations less than $1 billion (U.S.) at the time of purchase.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.


--------------------------------------------------------------------------------
30              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


Top 10 Holdings as of November 30, 2003
--------------------------------------------------------------------------------
+  4.18%      SBS  Broadcasting  SA  (Luxembourg) - A commercial  television and radio broadcasting  company with station ownership in Scandinavia, the Benolux region and eastern Europe
--------------------------------------------------------------------------------
+  4.07%      Lectra SA (France) - Global leader in CAD and CAM machines for the textile, garment and industrial fabric industry
--------------------------------------------------------------------------------
+  3.68%      Elmos   Semiconductor   AG   (Germany)  -  Designs  and   produces
              application  specific  integrated  circuits,   primarily  for  the
              automobile industry
--------------------------------------------------------------------------------
-  3.63%      Elekta AB  (Sweden)  -  Manufacturer  of  oncology  and  neurology products
--------------------------------------------------------------------------------
+  3.63%      Neopost (France) - Manufactures mailing and shipping equipment
--------------------------------------------------------------------------------
-  3.38%      Taylor & Francis Group Plc (United Kingdom) - Publishes scientific and  academic  journals  and  books  covering  a wide  variety  of
              subjects  including  bioscience,   engineering  and  the  physical
              sciences
--------------------------------------------------------------------------------
*  3.32%      Faith  Inc.  (Japan) -  Develops  and  licenses  sound  format for cellular phones, including the increasingly popular polyphone ring tones
--------------------------------------------------------------------------------
*  3.30%      Melexis  NV   (Belgium)   -  Designs   and   develops   integrated
              semiconductors  and sensors  for use in  automotive  and  consumer applications
--------------------------------------------------------------------------------
*  3.12%      Ion Limited  (Australia)  -  Manufactures  automotive  components, including  wheels and  transmissions  and is the sole  supplier of alloy wheels and hubs to  Harley-Davidson  and a major supplier to
              General Motors and Ford
--------------------------------------------------------------------------------
*  3.07%      Hunter Douglas NV  (Netherlands)  - Dominates the world market for window  coverings,  with  well-known  brands  such as  Silhouette,
              Duette, and Vignette
--------------------------------------------------------------------------------
 Percent of Net Assets in Top Ten Holdings: 35.38%
 +  denotes increase in holding since last report
 -  denotes decrease in holding since last report
 *  denotes new top ten holding since last report
--------------------------------------------------------------------------------

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Sector Profile as a Percent of Net Assets for November 30, 2003

                                   [PIE CHART]

    [The following table was depicted as a pie chart in the printed material]

                      Electronic Technology          20.27%
                      Producer Manufacturing         17.27%
                      Consumer Services              14.56%
                      Health Technology               8.64%
                      Consumer Durables               7.50%
                      Industrial Services             7.08%
                      Short-Term Investments and
                        Net Other Assets              5.63%
                      Process Industries              4.68%
                      Commercial Services             4.07%
                      Retail Trade                    4.00%
                      Technology Service              3.32%
                      Consumer Non-Durables           2.98%


--------------------------------------------------------------------------------
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        Manager's Overview
--------------------------------------------------------------------------------


     Westcore Blue Chip Fund

FUND OBJECTIVE: Long-term total return by investing in stocks of large, well-established companies whose stocks appear to be undervalued.

          [PHOTO]
     Mark M. Adelmann,
         CPA, CFA
Equity Value Research Team

          [PHOTO]
     Kris Herrick, CFA
Equity Value Research Team

     In reaching the halfway point of our current fiscal year, we are pleased to report that the Westcore Blue Chip Fund reflected the dramatic turnaround in the fortunes of the stock market. With an 11.45% gain for the six months ended November 30, 2003, the Fund trailed the 13.22% return for its peer group, the Lipper Multi-Cap Core Index, yet at the same time outpaced the 10.82% return of its benchmark, the S&P 500 Index.

     While performance of this sort has been satisfying, it was not without its challenges. During the initial stages of the post-war rally, the market displayed an overriding penchant for rewarding lower-quality, higher-risk stocks. Nevertheless, our ongoing focus on risk reduction and cash-rich, fundamentally sound companies yielded strong absolute and comparable relative results.

     To illustrate this point, a recent study published by Michael Goldstein of Empirical Research Partners noted that in 2003 "companies with no free cash flow whatsoever have produced among their best relative returns in five decades." In contrast, he also observed that "high (free cash flow) yielding companies have outperformed in two-thirds of the past 50 years." Based on this historical precedent, we believe our diligent and consistent approach to free cash flow should reward our shareholders over the long-term.

     Within the portfolio, stock selection in the commercial services and technology sectors produced the best absolute returns during the period, while healthcare added the most value relative to the benchmark. Our holding in Accenture Ltd., a worldwide leader in


--------------------------------------------------------------------------------
32              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


"...the market displayed an overriding penchant for rewarding lower-quality, higher-risk stocks."

process consulting and outsourcing, advanced as the market began to recognize the stability of its cash flow and potential for improvement over the coming year. Chipmakers National Semiconductor Corp., Intel Corp. and Xilinx Inc., in addition to computer system distributor Tech Data Corp., also benefited as the outlook for technology spending brightened considerably. Meanwhile, contract prescription provider Omnicare Inc. moved higher on continued growth, stable and improving cash flows, and the smooth integration of a key acquisition.

     In contrast, we experienced modest underperformance in the financials, energy and consumer cyclicals sectors. Negative reaction to a proposed merger coupled with the market's fixation on economically sensitive stocks hurt insurance underwriter Travelers Property & Casualty Corp. Mortgage guarantor Freddie Mac also disappointed during a protracted process of restating reported earnings. Elsewhere, while we continue to believe that rising energy prices will ultimately result in better-than-expected returns, this has not yet materialized for leading offshore driller Transocean Inc. Finally, within consumer cyclicals, our holdings in media conglomerate Viacom Inc. trailed its peers as concerns arose over perceived weakness in local advertising revenues.

                                                                [PHOTO]
                                                           Troy Drayton, CFA
                                                      Equity Value Research Team

                                                                [PHOTO]
                                                           Derek R. Anguilm
                                                      Equity Value Research Team


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        Manager's Overview
--------------------------------------------------------------------------------


     Westcore Blue Chip Fund (continued)

     Looking ahead, we remain confident that the economic recovery is on track, and that equity markets present solid profit opportunities for the foreseeable future. Likewise, we continue to own companies we believe are high-quality, that are selling at a discount to our estimate of intrinsic value based on projected free cash flows. In paying close attention to company fundamentals and valuation on a stock-by-stock basis, we are optimistic in our pursuit of the Fund's investment objective. [LOGO]

Comparison of Change in Value of $10,000 Investment in Westcore
Blue Chip Fund, S&P 500 Index and Lipper Multi-Cap Core Index

                                [MOUNTAIN CHART]

 [The following table was depicted as a mountain chart in the printed material]

                    Westcore                             Lipper
                    Blue Chip           S&P 500         Multi-Cap
                      Fund               Index          Core Index
                      ----               -----          ----------

 Jun-88               10000              10000            10000
 Nov-88               10002              10451            10398
 Nov-89               12230              13675            13486
 Nov-90               11548              13199            12681
 Nov-91               14505              15887            15480
 Nov-92               16417              18822            18523
 Nov-93               18233              20720            20546
 Nov-94               18521              20935            20760
 Nov-95               25496              28667            27726
 Nov-96               31998              36650            34295
 Nov-97               40179              47096            42189
 Nov-98               44129              58238            47548
 Nov-99               47668              70416            57081
 Nov-00               48159              67430            58000
 Nov-01               48304              59197            51678
 Nov-02               40440              49418            43916
 Nov-03               46271              56885            52269

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 6/1/88.

Lipper Index data provided by Lipper, Inc.

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Multi-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds classification. This classification consists of funds that concentrate no more than 25% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core funds will generally have between 25% to 75% of their assets invested in a wide variety of companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.


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34              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


Manager's Overview

Top 10 Holdings as of November 30, 2003
--------------------------------------------------------------------------------
*  4.49%      Aetna  Inc.  (AET) -  Provides  healthcare  and  related  benefits serving group insurance customers
--------------------------------------------------------------------------------
+  3.70%      Pfizer  Inc.  (PFE)  -  A  research-based,  global  pharmaceutical
              company  that  discovers,   develops,   manufactures  and  markets
              medicines for humans and animals
--------------------------------------------------------------------------------
+  3.66%      Parker Hannifin Corp. (PH) - Manufactures motion control products, including  fluid power  systems,  electromechanical  controls  and related  components
--------------------------------------------------------------------------------
*  3.65%      Mylan Labs Inc. (MYL) - Develops, licenses, manufactures,  markets and distributes generic and branded pharmaceutical products
--------------------------------------------------------------------------------
*  3.20%      Intel  Corp.  (INTC) - Designs,  manufactures  and sells  computer components and related products
--------------------------------------------------------------------------------
+  3.10%      Citigroup  Inc. (C) - A  diversified  financial  services  holding company that provides a broad range of financial services
--------------------------------------------------------------------------------
-  2.94%      Microsoft Corp. (MSFT) - Develops,  manufactures,  licenses, sells and supports software products
--------------------------------------------------------------------------------
-  2.75%      ConocoPhillips (COP) - An international, integrated energy company
--------------------------------------------------------------------------------
*  2.70%      TJX  Companies  Inc.  (TJX) - A retailer of off-price  apparel and home fashions
--------------------------------------------------------------------------------
-  2.69%      Bowater  Inc.  (BOW) - Owns and operates  pulp and paper mills,  a coating operation
              and sawmills in the United States, Canada and South Korea
--------------------------------------------------------------------------------
 Percent of Net Assets in Top Ten Holdings: 32.88%
 +  denotes increase in holding since last report
 -  denotes decrease in holding since last report
 *  denotes new top ten holding since last report
--------------------------------------------------------------------------------

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Sector Profile as a Percent of Net Assets for November 30, 2003

                                   [PIE CHART]

    [The following table was depicted as a pie chart in the printed material]

                      Financials                     21.91%
                      Medical-Healthcare             17.62%
                      Technology                     17.25%
                      Consumer Cyclical              12.05%
                      Energy                          6.96%
                      Capital Goods                   6.44%
                      Consumer Staples                5.68%
                      Communications                  3.90%
                      Basic Materials                 2.69%
                      Commercial Services             2.10%
                      Transportation                  1.97%
                      Utilities                       1.06%
                      Short-Term Investments and
                        Net Other Assets              0.37%


--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


     Westcore Mid-Cap Opportunity Fund

FUND OBJECTIVE: Long-term capital appreciation by investing primarily in medium-sized companies whose stocks appear to be undervalued.

          [PHOTO]
     Mark M. Adelmann,
         CPA, CFA
Equity Value Research Team

          [PHOTO]
     Kris Herrick, CFA
Equity Value Research Team

     Despite the speculative nature of the current market, we are pleased to report that the Westcore Mid-Cap Opportunity Fund outperformed both its benchmark and peer group for the six months ended November 30, 2003. Specifically, the Fund posted a 19.08% gain compared to an 18.96% return for the Russell Midcap Index and an 18.89% return for the Lipper Mid-Cap Value Index.

     It is our contention that market strength during the calendar year was driven by low-priced, lower-quality stocks that have yet to demonstrate a positive earnings trend. This was borne out in a recent report authored by Prudential Equity Group's Steven DeSanctis, who stated, "high beta stocks with no earnings and low returns on equity did well, and these segments all exerted considerable influence within the benchmarks." DeSanctis went on to elaborate that "non-earners were up 10.9% during the last three months, bringing that group's return to 50% thus far this year."

     Given our emphasis on company fundamentals, namely projected returns on employed capital, discounted free cash flow and intrinsic value, we steered clear of these speculative "non-earners." Nonetheless, in sticking to our disciplined investment approach, we remain confident that we can build on the Fund's longer-term outperformance, which includes benchmark-beating returns for the three-year, five-year and since-inception periods ended November 30, 2003.


--------------------------------------------------------------------------------
36              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


"...we chose to steer clear of these speculative non-earners."

     Turning to the current reporting period, solid fundamental stock selection within the commercial services, capital goods, technology, and consumer cyclicals sectors contributed greatly to Fund performance. In commercial services, increasing project wins benefited government technology consultant MAXIMUS Inc., which advanced on higher capital returns and free cash generation. Meanwhile, rising demand for long-haul trucks is driving demand for Cummins Inc. truck engines. This led to a gain in Cummins shares, and helped boost our six-month performance in the capital goods sector.

     As for the technology space, our strong relative performance was driven in part by a surge in National Semiconductor Corp., a manufacturer of analog and mixed-signal semiconductors. Top-line growth, leveraged over the company's underutilized infrastructure, has led to margin expansion and greater free cash generation. Elsewhere, a jump in Harman International Industries Inc. bolstered our consumer cyclicals exposure. This high-end manufacturer of audio equipment profited during the period from ongoing market share gains in its automotive business.

     Slightly offsetting our solid absolute gains were certain holdings in the interest rate sensitive and energy sectors. Within the interest rate sensitive group, stock exchange specialist Labranche & Co.Inc. came under pressure as regulators launched an investigation into improper trading activities. Transocean Inc., an international provider of offshore drilling services, also fell, having mirrored widespread weakness in the energy

                                                                [PHOTO]
                                                           Troy Dayton, CFA
                                                      Equity Value Research Team

                                                                [PHOTO]
                                                           Derek R. Anguilm
                                                      Equity Value Research Team


--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


     Westcore Mid-Cap Opportunity Fund (continued)

sector. The company struggled as drilling activity remained tepid, leading to a decline for the period.

     Looking forward, we anticipate that the economy will remain in recovery mode, with economic levers set at the "growth" position. Although speculative stocks have led the market's post-war advance, we remain confident in our fundamental investment discipline. As Michael Goldstein of Empirical Research Partners recently noted, "high (free cash flow) yielding companies have outperformed in two-thirds of the past 50 years." We strongly believe that our focus on companies with improving returns, which sell at a discount to the value of our projection of their future free cash flows, is the appropriate strategy to achieve our financial goals. [LOGO]

Comparison of Change in Value of $10,000 Investment in
Westcore Mid-Cap Opportunity Fund, Russell Midcap Index and Lipper Mid-Cap Value Index

                                [MOUNTAIN CHART]

 [The following table was depicted as a mountain chart in the printed material]

                     Westcore             Russell               Lipper
                     Mid-Cap              Midcap                Mid-Cap
                 Opportunity Fund         Index               Value Index
                 ----------------         -----               -----------

 Oct-98               10000                10000                 10000
 Nov-98               10890                11187                 10990
 Nov-99               12730                13417                 11991
 Nov-00               13885                14684                 13003
 Nov-01               15633                14336                 14426
 Nov-02               13954                13012                 13497
 Nov-03               17768                16999                 17207

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 10/1/98.

Lipper Index data provided by Lipper, Inc.

Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 35% of the total market capitalization of the Russell 1000 Index.

Lipper Mid-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds classification. This classification consists of funds that invest in companies to be undervalued relative to a major stock index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.


--------------------------------------------------------------------------------
38              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


Top 10 Holdings as of November 30, 2003
--------------------------------------------------------------------------------
+4.23% Aetna Inc. (AET) - Provides healthcare and related benefits serving group insurance customers
--------------------------------------------------------------------------------
*2.95% Mylan Labs Inc. (MYL) - Develops, licenses, manufactures, markets and distributes generic and branded pharmaceutical products
--------------------------------------------------------------------------------
*2.88% CTI Molecular Imaging Inc. (CTMI) - Supplies products and services for diagnostic imaging technology used in the detection and treatment of cancer, cardiac disease and neurological disorders
--------------------------------------------------------------------------------
*2.65% Fairchild Semiconductor International Inc. (FCS) - Develops and markets analog, discrete, logic and non-volatile memory semiconductors
--------------------------------------------------------------------------------
*2.36% CDI Corp. (CDI) - Provides staffing and outsourcing services to Fortune 500 customers around the world
--------------------------------------------------------------------------------
*2.12% DPL Inc. (DPL) - A holding company whose principal subsidiary is The Dayton Power and Light Company which sells electricity in west central Ohio
--------------------------------------------------------------------------------
-2.02% Radian Group Inc. (RDN) - Provides products and services which enable homebuyers to purchase homes with smaller downpayments, protect lenders against loan default and lower costs of mortgage servicing
--------------------------------------------------------------------------------
*2.01% JLG Industries Inc. (JLG) - Manufactures, distributes and markets aerial work platforms, variable-reach materials handlers and telescopic hydraulic excavators
--------------------------------------------------------------------------------
*2.00% Willis Group Holdings Ltd. (WSH) - Provides a range of value-added risk management consulting and employee benefits and insurance brokering services to a variety of industries around the world
--------------------------------------------------------------------------------
*1.96% Reebok International Ltd. (RBK) - Designs, markets and distributes sports, fitness and casual footwear, apparel and equipment
--------------------------------------------------------------------------------
 Percent of Net Assets in Top Ten Holdings: 25.18%
 +  denotes increase in holding since last report
 -  denotes decrease in holding since last report
 *  denotes new top ten holding since last report
--------------------------------------------------------------------------------

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Sector Profile as a Percent of Net Assets for November 30, 2003

                                   [PIE CHART]

    [The following table was depicted as a pie chart in the printed material]

                      Technology                     15.45%
                      Consumer Cyclical              14.79%
                      Medical-Healthcare             13.98%
                      Financials                     13.39%
                      Capital Goods                   6.21%
                      Basic Materials                 5.78%
                      Commercial Services             5.38%
                      Energy                          5.23%
                      Consumer Staples                4.68%
                      Utilities                       4.57%
                      Short-Term Investments and
                        Net Other Assets              3.74%
                      REITs                           3.17%
                      Transportation                  2.65%
                      Communications                  0.98%


--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


     Westcore Small-Cap Opportunity Fund

FUND OBJECTIVE: Long-term capital appreciation primarily through investments in companies with small capitalizations whose stocks appear to be undervalued.

          [PHOTO]
     Mark M. Adelmann,
         CPA, CFA
Equity Value Research Team

          [PHOTO]
     Kris Herrick, CFA
Equity Value Research Team

     In leading the post-war rally, small-cap stocks delivered strong performance during the first half of our fiscal year. The Westcore Small-Cap Opportunity Fund was no exception having advanced 24.33% for the six months ended November 30, 2003. While this result fell just shy of the 24.65% return for the Fund's benchmark, the Russell 2000 Index, it outpaced the 22.66% return of its peer group, the Lipper Small-Cap Core Index.

     What makes this performance even more impressive, in our view, is that it was achieved by maintaining a quality orientation in the face of a low-quality, speculative rally. Using data compiled from FactSet Research Systems, Frank Russell Co. and Prudential Equity Group Inc., we determined that stocks trading under $5.00 advanced 25% during the calendar third quarter, and 76.9% during the first nine months of 2003. Although these low-priced, money-losing stocks drove a significant portion of the market's returns during the period, owning them would have been inconsistent with our disciplined investment process. As always, we were willing to sacrifice short-term speculative gains--which we consider to be unsustainable--so that we may pursue consistent long-term performance. Over time, we continue to believe that a portfolio of high-quality, small-cap companies at attractive valuations will deliver strong relative results for our shareholders.

     Our investment discipline is driven by a careful examination of company fundamentals, emphasizing businesses we perceive to have improving returns on


--------------------------------------------------------------------------------
40              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


          Lipper Leader for Tax       [GRAPHIC OMITTED]
   Efficiency out of 375 Small-
      Cap Core Equity Funds for
          the three-year period
             as of 11/30/03.(5)
       See complete disclaimers
          beginning on page 13.

"As always, we were willing to sacrifice short-term speculative gains...so that we may pursue consistent long-term performance."

invested capital, shareholder-focused management teams and solid financial models. All of these factors contribute to an ongoing analysis of valuation, which allows us to estimate the intrinsic value of a business by placing the greatest emphasis on our projection of its future cash flows. We also look for companies that possess some type of a catalyst that may unlock that intrinsic value, thus resulting in an increase in the current market price.

     Market sectors that contributed most to performance during the period were consumer cyclicals, technology and capital goods. Among consumer cyclicals, Harman International Industries Inc. benefited from increased penetration in the automotive OEM market for their high-end infotainment systems. Fairchild Semiconductor International Inc. led our technology holdings, as the company's cost-cutting efforts boosted free cash flow during the most recent quarter. Meanwhile, JLG Industries Inc., a leading manufacturer of mobile aerial work platforms, more than doubled on expectations that an economic-based recovery in commercial construction would fuel increased demand for its equipment.

     Notable detractors included the interest rate sensitive, basic materials and energy sectors. Stock market specialist Labranche & Co. Inc. was a primary source of underperformance in the interest rate sensitive sector as the company faced a regulatory investigation into improper trading

                                                                [PHOTO]
                                                           Troy Dayton, CFA
                                                      Equity Value Research Team

                                                                {PHOTO]
                                                           Derek R. Anguilm
                                                      Equity Value Research Team


--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


     Westcore Small-Cap Opportunity Fund (continued)

activity. Within basic materials, declining newsprint consumption negatively impacted paper supplier Bowater Inc. Leading marine services company Tidewater Inc. also underperformed, having reported weak utilization trends in Gulf of Mexico energy markets.

     Going forward, we do not know when the current speculative market environment will subside. We do know that we will continue to be painstaking in executing our process and investing the Fund's assets in a rational, consistent fashion. While optimistic about the improving economy and the overall market outlook, we will approach our holdings on a stock-by-stock basis, with our research focused on company fundamentals. [LOGO]

Comparison of Change in Value of $10,000 Investment in
Westcore Small-Cap Opportunity Fund, Russell 2000 Index and Lipper Small-Cap Core Index

                                [MOUNTAIN CHART]

 [The following table was depicted as a mountain chart in the printed material]

                     Westcore                            Lipper
                     Small-Cap        Russell 2000      Small-Cap
                 Opportunity Fund        Index          Core Index
                 ----------------        -----          ----------

 Dec-93               10000              10000            10000
 Nov-94                9882               9562             9930
 Nov-95               12749              12286            12669
 Nov-96               15853              14321            15275
 Nov-97               20496              17673            19020
 Nov-98               19090              16503            17226
 Nov-99               17048              19089            19860
 Nov-00               19591              18977            21445
 Nov-01               21617              19891            23551
 Nov-02               20932              17785            21399
 Nov-03               27111              24237            27910

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 12/28/93.

Lipper Index data provided by Lipper, Inc.

Russell 2000 Index is an unmanaged  index that measures the  performance  of the
2,000  smallest   companies  in  the  Russell  3000  Index,   which   represents
approximately 11% of the total market capitalization of the Russell 3000 Index.

Lipper Small-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Core Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.


--------------------------------------------------------------------------------
42              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


Top 10 Holdings as of November 30, 2003
--------------------------------------------------------------------------------
*  2.83%      CTI Molecular Imaging Inc. (CTMI) - Supplies products and services for  diagnostic  imaging  technology  used  in the  detection  and treatment of cancer, cardiac disease and neurological disorders
--------------------------------------------------------------------------------
+  2.70%      Fairchild  Semiconductor  International  Inc. (FCS) - Develops and
              markets   analog,   discrete,   logic  and   non-volatile   memory
              semiconductors
--------------------------------------------------------------------------------
*  2.65%      Verisity  Ltd.  (VRST) -  Provides  proprietary  technologies  and software products used to verify designs of electronic systems and complex integrated circuits
--------------------------------------------------------------------------------
*  2.48%      Artesyn Technologies Inc. (ATSN) - Designs, develops, manufactures
              and   services   electronic   products   and   systems   for   the
              communications industry
--------------------------------------------------------------------------------
*  2.43%      CDI Corp.  (CDI) - Provides  staffing and outsourcing  services to
              Fortune 500 customers around the world
--------------------------------------------------------------------------------
*  2.40%      Clark  Inc.  (CLK)  -  Provides  expert  consulting   services  in
              designing,  funding  and  administering  compensation  and benefit plans throughout the U.S.
--------------------------------------------------------------------------------
*  2.21%      JLG Industries Inc. (JLG) - Manufactures,  distributes and markets aerial  work  platforms,  variable-reach  materials  handlers  and telescopic hydraulic excavators
--------------------------------------------------------------------------------
*  2.14%      Pilgrim's Pride Corp. (PPC) - Produces  prepared and fresh chicken products in the U.S. and Mexico
--------------------------------------------------------------------------------
-  2.12%      Crown Holdings Inc. (CCK) -  Manufactures  packaging  products for household and consumer goods
--------------------------------------------------------------------------------
*  2.07%      CSK Auto Corp.  (CAO) - Retails  automotive  parts and accessories for "do-it-yourself" customers in the Western U.S.
--------------------------------------------------------------------------------
 Percent of Net Assets in Top Ten Holdings: 24.03%
 +  denotes increase in holding since last report
 -  denotes decrease in holding since last report
 *  denotes new top ten holding since last report
--------------------------------------------------------------------------------

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Sector Profile as a Percent of Net Assets for November 30, 2003

                                   [PIE CHART]

    [The following table was depicted as a pie chart in the printed material]

                      Technology                     15.13%
                      Consumer Cyclical              13.29%
                      Financials                     12.67%
                      Capital Goods                  10.10%
                      Medical-Healthcare              9.57%
                      Consumer Staples                6.82%
                      Basic Materials                 5.94%
                      Energy                          5.62%
                      Commercial Services             5.21%
                      Short-Term Investments and
                        Net Other Assets              4.62%
                      Transportation                  4.21%
                      REITs                           2.84%
                      Communications                  2.07%
                      Utilities                       1.91%


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        Manager's Overview
--------------------------------------------------------------------------------


      Westcore Flexible Income Fund

FUND OBJECTIVE: Long-term total rate of return, primarily through investments in bonds, and to a lesser extent through convertible securities and high-yielding equities consistent with preservation of capital.

       [PHOTO]
Jerome R. Powers, CFA
Co-Portfolio Manager

       [PHOTO]
    Alex W. Lock
Co-Portfolio Manager

     Although the first half of our fiscal year saw a robust recovery in almost all the U.S. capital markets, perhaps none was more vigorous than in the high-yield and investment-grade corporate debt sectors. Capitalizing on this rebound, the Westcore Flexible Income Fund gained 11.20% for the six months ended November 30, 2003, well ahead of the 7.12% return for its new benchmark, the Lehman Brothers U.S. Corporate High Yield Ba Index, which we believe is a better comparison than the more broad Lehman Brothers Aggregate Bond Index, and the 9.40% return for its peer group, the Lipper High Current Yield Index. For the full year as of period-end, the Fund appreciated 24.11% while its benchmark and peer group returned 19.70% and 24.50%, respectively.

     We are pleased to report that your Fund has grown considerably since we last communicated with you in May 2003. During that time, the Fund's asset base has increased from $9.7 million to over $34 million. We cordially welcome all of our new shareholders and look forward to serving you for many years to come.

     While the Fund has changed in terms of size, we have not changed in terms of our overriding investment philosophy. We continue to believe that the most important strategy in achieving the Fund's objective is to maximize yield while maintaining safety of principal. As always, our long-term goal has been to produce a higher risk-adjusted return than either a high-quality or pure high-yield debt vehicle. From our experience, we believe that the best way to achieve this goal is through a diversified portfolio of high-yield debt, investment-grade corporate bonds, preferred stocks, and income-generating equities.

     Within the bond markets much discussion has recently centered on two key questions: "Where are interest rates heading?" and "When will the high-yield market begin to weaken?"


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44              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]
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--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


        Lipper Leader for   [GRAPHIC              Lipper Leader for    [GRAPHIC
        Consistent Return   OMITTED]              Expense out of 41    OMITTED]
out of 13 Flexible Income                       Multi-Sector Income
 Funds for the three-year                  Funds for the three-year
period as of 11/30/03.(2)                 period as of 11/30/03.(6)
 See complete disclaimers                  See complete disclaimers
    beginning on page 13.                     beginning on page 13.

"...we prefer not to concern ourselves with short-term market trends."

     As we have stated in past reports, we prefer not to concern ourselves with short-term market trends. While we would generally agree that interest rates will likely rise over the next three to five years, we see little benefit in predicting where rates are headed. Instead, we attempt to maximize the income stream by focusing primarily on credit fundamentals. The second question can only be answered by deciding whether or not we are truly in an economic recovery. We believe we are. Therefore, as the economy continues to strengthen, and assuming we have done our credit work correctly, the underlying quality of your Fund should improve as well.

     Since May the most significant change in the portfolio has been to increase our holdings in General Motors Corp. and Ford Motor Co., currently our two largest credit exposures. These investment-grade credits have been extremely volatile over the past year on concerns of weak growth and over-leverage. At several times in the recent past you could actually sell Russian sovereign debt and pick up yield buying either Ford or GM debt! While some investors may feel that Russia is on the road to fiscal health, we would much rather invest your capital in two of the world's largest auto manufacturers - companies that possess ample access to liquidity, strong assets and significant operating leverage in an improving economy.

     In closing, given recent turmoil in the mutual fund industry, we believe it is important to address two more issues. First, the Fund has had a short-term redemption fee in place since December 1, 2001, in order to discourage market-timing activity. Second, all of the managers of the Westcore Flexible Income Fund

                                                              [PHOTO]
                                                   William E. Stafford, Jr., CFA
                                                       Co-Portfolio Manager

                                                              [PHOTO]
                                                      Mark R. McKissick, CFA
                                                       Co-Portfolio Manager


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        Manager's Overview
--------------------------------------------------------------------------------


     Westcore Flexible Income Fund (continued)

have meaningful long-term investments in the Fund right alongside you. We firmly believe in eating our own cooking!

     Please    feel   free   to   contact   us   at   anytime   via   email   at
flexibleincome@westcore.com. [LOGO]

Comparison of Change in Value of $10,000 Investment in Westcore Flexible Income Fund, Lehman Brothers U.S. Corporate High Yield Ba Index, Lehman Brothers Aggregate Bond Index, Westcore Flexible Income Fund Custom Index and Lipper High Current Yield Index

                                [MOUNTAIN CHART]

 [The following table was depicted as a mountain chart in the printed material]

                    Lehman Brothers
        Westcore    U.S. Corporate   Lehman Brothers  Westcore Flexible   Lipper High
        Flexible      High Yield        Aggregate       Income Fund      Current Yield
       Income Fund     Ba Index         Bond Index      Custom Index         Index
       -----------     --------         ----------      ------------         -----
Jun-88    10000          10000            10000             10000            10000
Nov-88    10581          10598            10513             10723            10543
Nov-89    12256          11473            12026             12732            10422
Nov-90    12669          11269            12929             13295             9132
Nov-91    14773          14222            14792             15352            12752
Nov-92    16426          16007            16103             17121            15013
Nov-93    19396          18569            17858             20322            17935
Nov-94    17880          18510            17311             18676            17511
Nov-95    22348          22351            20367             24019            20303
Nov-96    23501          24722            21599             25249            22999
Nov-97    25853          27582            23688             27794            26042
Nov-98    29010          29165            25924             31602            26412
Nov-99    27075          29795            25911             29535            27259
Nov-00    29060          30642            28261             31363            24484
Nov-01    31393          35066            31418             35892            24717
Nov-02    31352          33934            33720             34733            23825
Nov-03    38911          40619            35467             41575            29662

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 6/1/88.

Lipper Index data provided by Lipper, Inc.

Westcore Flexible Income Fund's benchmark index was changed from the Lehman Brothers Aggregate Bond Index to the Lehman Brothers U.S. Corporate High Yield Ba Index for performance comparison purposes because the Adviser believes that the Lehman Brothers U.S. Corporate High Yield Ba Index more appropriately matches the investment style of the Fund.

Lehman Brothers U.S. Corporate High Yield Ba Index is an unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody's, rated BB+ or lower by S&P, rated below investment grade by Fitch
Investor's Service or if unrated previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Note: Westcore Flexible Income Fund Custom Index is comprised of the Lehman Brothers Long-Term Government/ Corporate Bond Index for the time period 6/1/88 - 9/30/00 and the Lehman Brothers U.S. Corporate High Yield Ba Index for the time period 10/1/00 - 11/30/03 to reflect the change in the Fund's investment strategy on 10/1/00. The Adviser believes that the Custom Index is the best comparison for historical performance over three years.

Lehman Brothers Long-Term Government/Corporate Bond Index is an unmanaged index that includes fixed rate debt issues rated investment grade or higher by Moody's Investors Services, Standard & Poor's Corporation or Fitch Investor's Service, in order. Long-term indices include bonds with maturities of ten years or longer.

Lehman Brothers Aggregate Bond Index is an unmanaged index that includes investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Lipper High Current Yield Index is comprised of the 30 largest funds in the Lipper High Current Yield Funds classification. This classification consists of funds that aim at high (relative) current yield from fixed-income securities, has no quality or maturity restrictions, and tends to invest in lower grade debt issues.

Note: Lipper categorizes Westcore Flexible Income Fund in the Lipper Flexible Income category. However, Lipper does not calculate a Lipper Index for this category. Therefore Westcore Funds selected Lipper High Current Yield Index as the most comparable index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information on pages 6 and 7.


--------------------------------------------------------------------------------
46              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


**** Overall Morningstar Rating(TM)
     out of 329 High Yield Bond
     Funds as of 11/30/03(1)
     See complete disclaimers beginning
     on page 12.

Top 10 Holdings as of November 30, 2003
--------------------------------------------------------------------------------
*  3.17%      General Motors Corp., 8.25%, 07/15/2023
--------------------------------------------------------------------------------
*  2.79%      Ford Motor Co., 7.45%, 07/16/2031
--------------------------------------------------------------------------------
*  2.16%      Hilton Hotels Corp., 7.50%, 12/15/2017
--------------------------------------------------------------------------------
-  2.14%      Tenet Healthcare Corp., 7.38%, 02/01/2013
--------------------------------------------------------------------------------
*  1.96%      American  Airlines,  Pass-Through  Certificates,  Series  2001-01,
              Class A-2, 6.82%, 05/23/2011
--------------------------------------------------------------------------------
*  1.86%      Nextel Communications Inc., 7.38%, 08/01/2015
--------------------------------------------------------------------------------
*  1.75%      Delta Air Lines, Inc., 10.00%, 08/15/2008
--------------------------------------------------------------------------------
*  1.65%      Leucadia Capital Trust I, 8.65%, 01/15/2027
--------------------------------------------------------------------------------
*  1.62%      Circus Circus Enterprises, Inc., 7.63%, 07/15/2013
--------------------------------------------------------------------------------
-  1.53%      Venetian Casino Resort, LLC, 11.00%, 06/15/2010
--------------------------------------------------------------------------------
 Percent of Net Assets in Top Ten Holdings: 20.63%
 -   denotes decrease in holding since last report
 *   denotes new top ten holding since last report
--------------------------------------------------------------------------------

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Sector Profiles as a Percent of Net Assets for November 30, 2003

                                   [PIE CHART]

    [The following table was depicted as a pie chart in the printed material]

                      Industrial                     47.60%
                      Financial                      20.49%
                      Utilities                      12.38%
                      Transportation                  9.88%
                      Asset-Backed Securities,
                       Collateralized Obligations &
                       Mortgage-Backed Securities     5.30%
                      Short-Term Investments and
                       Net Other Assets               4.35%

                                   [PIE CHART]

    [The following table was depicted as a pie chart in the printed material]

                      Corporate Bonds                62.76%
                      Nonconvertible Preferred
                       Stocks                        10.92%
                      Common Stocks                  10.07%
                      Convertible Preferred Stocks    6.01%
                      Asset-Backed Securities,
                       Collateralized Obligations &
                       Mortgage-Backed Securities     5.30%
                      Short-Term Investments and
                       Net Other Assets               4.35%
                      Convertible Bonds               0.59%


--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Westcore Plus Bond Fund

FUND OBJECTIVE: Long-term total rate of return, consistent with preservation of capital, by investing primarily in investment-grade bonds of varying maturities.

Fixed Income Research Team

Glen T. Cahill, Jr., CFA
Alex W. Lock
Mark R. McKissick, CFA
Jerome R. Powers, CFA
William E. Stafford, Jr., CFA
Thomas B. Stevens, CFA

     A solid foundation in corporate debt bolstered the Westcore Plus Bond Fund during the first half of its fiscal year, producing a total return of 3.66% for the six months ended November 30, 2003. As market-driven interest rates surged off the extraordinary lows of early summer, our Treasury-laden benchmarks came under significant pressure. Amid the sell-off in government securities, both the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Investment Grade Index fell into negative territory, returning -1.04% and -0.49%, respectively. While pleased to report these results, benchmark-beating returns of this magnitude are a rare occurrence. Nevertheless, they serve to demonstrate the return advantage sought by our yield-based investment approach.

     Although the backdrop of a recovering economy gave rise to higher interest rates, it allowed the overhang of lingering credit concerns to finally dissipate. With credit quality less of an issue, we continued to see considerable value in the corporate sector combined with a compelling yield advantage over government securities. As always, we relied on painstaking credit analysis to construct a carefully chosen portfolio emphasizing investment-grade corporate bonds, and to a lesser extent, high-yield corporate bonds. Having captured considerable upside throughout the six-month and one-year periods, we remain confident that our bottom-up, fundamental discipline will continue to lead us to the most attractive opportunities within the fixed-income marketplace.

     For the reporting period, the Fund benefited from increased exposure to industrial credits, which rose on the strength of improving economic fundamentals such as gains in durable goods orders and capital spending. Although beset with


--------------------------------------------------------------------------------
48              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


difficulties, the utilities sector also presented numerous opportunities, particularly among undervalued companies that were insulated from these assorted pressures. Moreover, real estate investment trusts, commonly known as REITs, continued to provide exceptionally stable credit characteristics, while exhibiting the resilience that made them such admirable performers during the extended economic downturn. Nevertheless, modest reductions were made on the belief that the sector had begun to run its course.

"...high-yield   bonds  behaved  much  like  stocks,   having   benefited   from
higher-than-expected corporate earnings and a more upbeat economic outlook."

     Meanwhile, our low weighting in mortgage-backed securities worked to the Fund's advantage as record-high refinancing activity boosted prepayment rates, significantly reducing their income potential. To illustrate, nearly 63% of all Fannie Mae 6.5% mortgages outstanding 12 months ago have since been refinanced. Amid these extremes, mortgage securities were virtually reduced to money market instruments, offering increasingly limited upside return.

     In contrast, high-yield securities, in which the Fund may invest up to 25% of its assets, provided a significant lift to Fund performance, reflecting robust stock market gains as well as widespread credit improvements. As the leading performance sector in fixed- income during the period, high-yield bonds behaved much like stocks, having benefited from higher-than-expected corporate earnings and a more upbeat economic outlook. Although these securities carry a higher risk of default than investment-grade debt, our constant emphasis on what we believe are solid or improving credit fundamentals is designed to limit this risk, while still providing high current yield.

--------------------------------------------------------------------------------

*****
Overall Morningstar
Rating(TM)out of 636
Intermediate Term Bond
Funds as of 11/30/03(1)
See complete disclaimers
beginning on page 12.


[GRAPHIC OMITTED]

Lipper Leader for
Consistant Return
out of 298 Intermediate
Investment Grade
Funds for the three-year
period as of 11/30/03.(2)
See complete disclaimers
beginning on page 13.

[GRAPHIC OMITTED]

Lipper Leader for
Expense out of 115
Intermediate Investment
Grade Fixed Income
Funds for the three-year
period as of 11/30/03.(6)
See complete disclaimers
beginning on page 13.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


     Westcore Plus Bond Fund (continued)

     As we look forward, we are confident that the Fund is properly structured. Although a healthy economy could push interest rates higher, thereby eroding the value of existing holdings, we are encouraged by signs of strengthening credit fundamentals. For that reason, we believe that corporate bonds can continue to generate solid returns, providing a sizable yield advantage over government securities and money market alternatives. By capitalizing on this substantial "head start," we believe our yield advantage will compound over time. [LOGO]

Comparison of Change in Value of $10,000 Investment in
Westcore Plus Bond Fund, Lehman Brothers Aggregate Bond Index and Lipper Intermediate Investment Grade Debt Index

                                [MOUNTAIN CHART]

 [The following table was depicted as a mountain chart in the printed material]

                 Westcore         Lehman Brothers        Lipper Intermediate
                   Plus             Aggregate              Investment Grade
                 Bond Fund          Bond Index                Debt Index
                 ---------          ----------                ----------

 Jun-88            10000               10000                     10000
 Nov-88            10352               10513                     10514
 Nov-89            11530               12026                     11644
 Nov-90            11599               12929                     12179
 Nov-91            13743               14792                     13906
 Nov-92            14955               16103                     15153
 Nov-93            16533               17858                     16827
 Nov-94            16009               17311                     16294
 Nov-95            18256               20367                     18924
 Nov-96            19251               21599                     20014
 Nov-97            20539               23688                     21383
 Nov-98            21995               25924                     23177
 Nov-99            22226               25911                     23156
 Nov-00            24051               28261                     24985
 Nov-01            26280               31418                     27764
 Nov-02            27594               33720                     29277
 Nov-03            30740               35467                     31174

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 6/1/88.

Lipper Index data provided by Lipper, Inc.

Lehman Brothers Aggregate Bond Index is an unmanaged index that includes investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Lipper Intermediate Investment Grade Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Debt Funds classification. This classification consists of funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years.

Note: For the time period 6/1/88 - 11/30/89, the Lipper Intermediate Investment Grade Debt Index was not in existence. Westcore Funds selected the Lipper Corporate Debt BBB Index as the most comparable Lipper Index for this time period.

Lipper Corporate Debt BBB Index is comprised of the 30 largest mutual funds in the Lipper Corporate Debt BBB Rated (BBB) Funds classification. This classification consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.


--------------------------------------------------------------------------------
50              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


        Lipper Leader for                   Lipper Leader for Total
      Preservation out of                         Return out of 306
       3,708 Fixed Income  [GRAPHIC         Intermediate Investment    [GRAPHIC
 Funds for the three-year  OMITTED]      Grade Funds for the three-    OMITTED]
period as of 11/30/03.(4)            year period as of 11/30/03.(3)
 See complete disclaimers                  See complete disclaimers
     beginning on page 12                     beginning on page 12.

Top 10 Holdings as of November 30, 2003
--------------------------------------------------------------------------------
+     2.95%  Leucadia National Corp., 7.75%, 08/15/2013
--------------------------------------------------------------------------------
-     2.90%  FNMA Pool #254194, 5.00%, 02/01/2017
--------------------------------------------------------------------------------
*     2.51%  Ford Motor Co., 7.45%, 07/16/2031
--------------------------------------------------------------------------------
+     2.08%  United Air Lines, Inc., Pass-Through Certificates, Series 95-A1,
             9.02%, 04/19/2012
--------------------------------------------------------------------------------
*     2.07%  Circus Circus Enterprises, Inc., 7.625%, 07/15/2013
--------------------------------------------------------------------------------
*     1.66%  Illinois Power Co., 11.50%, 12/15/2010
--------------------------------------------------------------------------------
*     1.63%  Mirage Resorts, Inc., 6.75%, 08/01/2007
--------------------------------------------------------------------------------
-     1.48%  FNMA Pool #625994, 5.00%, 01/01/2017
--------------------------------------------------------------------------------
-     1.43%  Transcontinental Gas Pipe Lines Corp., Series B, 7.00%, 08/15/2011
--------------------------------------------------------------------------------
-     1.38%  Park Place Entertainment Corp., 8.875%, 09/15/2008
--------------------------------------------------------------------------------
 Percent of Net Assets in Top Ten Holdings: 20.09%
 +     denotes increase in holding since last report
 -     denotes decrease in holding since last report
 *     denotes new top ten holding since last report
--------------------------------------------------------------------------------

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Sector Profiles as a Percent of Net Assets for November 30, 2003

                                   [PIE CHART]

    [The following table was depicted as a pie chart in the printed material]

                      Financial                      30.28%
                      Industrial                     32.96%
                      Asset-Backed Securities,
                       Collateralized Obligations &
                       Mortgage-Backed Securities    19.37%
                      Utilities                       7.61%
                      Short-Term Investments and
                       Net Other Assets               5.09%
                      Transportation                  4.25%
                      U.S. Government Sponsored
                       Enterprises                    0.44%

                                   [PIE CHART]

    [The following table was depicted as a pie chart in the printed material]

                      Corporate Bonds                70.39%
                      Asset-Backed Securities,
                       Collateralized Obligations &
                       Mortgage-Backed Securities    19.37%
                      Short-Term Investments and
                       Net Other Assets               5.09%
                      Nonconvertible Preferred
                       Stocks                         3.55%
                      Convertible Preferred Stocks    0.69%
                      Convertible Bonds               0.47%
                      U.S. Government Sponsored
                       Enterprises                    0.44%


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

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


     Westcore Colorado Tax-Exempt Fund

FUND OBJECTIVE: Income exempt from both federal and Colorado state personal income taxes by emphasizing insured Colorado municipal bonds with intermediate maturities.

        [PHOTO]
Thomas B. Stevens, CFA
Lead Portfolio Manager

     As the Federal Reserve continued to pursue a policy of monetary accommodation, short-term interest rates remained near forty-year lows.
Investors, in an attempt to procure higher-yielding assets, sought out longer-duration securities, therein providing solid demand and excellent liquidity for new-issue intermediate-term municipal debt.

     Against this backdrop, the Westcore Colorado Tax- Exempt Fund returned -0.13% for the six months ended November 30, 2003, compared to a -0.29% return for the benchmark Lehman Brothers 10-Year Municipal Bond Index, and a 0.05% return for the peer group Lipper Intermediate Municipal Debt Index. One-year returns for the reporting period saw the Fund advancing 5.57% while the Lehman Brothers 10-Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Index returned 6.89% and 5.80%, respectively. We attribute the pullback in our most recent six-month performance to an increasingly speculative investment environment, which worked against our high-quality credit orientation.

     With respect to overall credit quality, the Fund's strategy has been to consistently maintain a portfolio weighted average of "AAA," the highest possible quality rating for individual municipal issues. Moreover, we seek insured credits, which provide an additional level of protection for payment of principal and interest in the event of default. Even here, the Fund emphasizes credits that carry underlying or "stand-alone" ratings of "A" or better, representing a municipality's implicit or uninsured creditworthiness. Anything less is conspicuously inconsistent with the Fund's investment discipline.


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52              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


        Lipper Leader for Tax             Lipper Leader for Expense
   Efficiency out of 93 Other               out of 379 Single State
States Intermediate Municipal [GRAPHIC          Municipal Funds for    [GRAPHIC
     Funds for the three-year OMITTED]        the three-year period    OMITTED]
    period as of 11/30/03.(5)                    as of 11/30/03.(6)
     See complete disclaimers              See complete disclaimers
        beginning on page 13.                 beginning on page 13.

"...we believe the Fund is well structured for a modest rise in interest rates."

     In keeping with this longer-term profile, the Fund's characteristics and composition remained virtually unchanged during the six-month period. While experiencing several early redemptions due to called securities, some of these proceeds were reinvested into Colorado securities that shared many of the same attributes as those that were called away. For example, we restricted our purchases to "AAA" rated, higher-coupon securities maturing within twelve to twenty years with early call features.

     Despite this move into longer-range, higher-yielding securities, the Fund's average maturity and duration were 8.92 years and 6.73 years at period-end, still well within our preference for intermediate-term levels. In comparison, the average maturity and duration of the benchmark index were 9.91 years and
6.99 years, respectively. With attractive coupons and preservation of principal as primary considerations, the Fund will likely maintain these highly conducive maturity and duration characteristics going forward.

     Another important management consideration was the Fund's focus on after-tax total return. Consistent with our goal of limiting any adverse tax impact to Colorado-based shareholders, the Fund refrained from investing in municipal debt securities subject to the Alternative Minimum Tax or those issued outside the State of Colorado. Furthermore, the Fund has continued to limit portfolio turnover in an attempt to minimize the impact of capital gains distributions. As such, the Fund has managed to avoid any capital gains tax liability for 2003.

     Looking ahead, we believe the Fund is well structured for a modest rise in interest rates. The average coupon is 5.36%, which is considerably higher than where a new issue would price in today's market. In a rising interest rate environment, a higher coupon offers more in the form of current income, while protecting against a possible price decline.


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        Manager's Overview
--------------------------------------------------------------------------------


     Westcore Colorado Tax-Exempt Fund (continued)

Comparison of Change in Value of $10,000 Investment in
Westcore Colorado Tax-Exempt Fund, Lehman Brothers 10-Year
Municipal Bond Index and Lipper Intermediate Municipal Debt Index

                                [MOUNTAIN CHART]

 [The following table was depicted as a mountain chart in the printed material]

                    Westcore            Lehman Brothers      Lipper Intermediate
                    Colorado           10-Year Municipal          Municipal
                Tax-Exempt Fund            Bond Index             Debt Index
                ---------------            ----------             ----------
 Jun-91              10000                   10000                   10000
 Nov-91              10405                   11003                   10441
 Nov-92              11384                   12099                   11369
 Nov-93              12408                   13515                   12406
 Nov-94              12007                   12912                   11987
 Nov-95              13713                   15307                   13642
 Nov-96              14426                   16173                   14313
 Nov-97              15241                   17314                   15139
 Nov-98              16285                   18718                   16143
 Nov-99              16041                   18639                   16044
 Nov-00              17042                   20067                   17015
 Nov-01              18296                   21711                   18329
 Nov-02              19286                   23167                   19328
 Nov-03              20360                   24764                   20449

Please Note: Performance calculations are as of the end of November each year. Past performance is not indicative of future results. Fund inception date is 6/1/91.

Lipper Index data provided by Lipper, Inc.

Lehman Brothers 10-Year Municipal Bond Index is an unmanaged index that includes investment grade (Moody's Investor Services Aaa to Baa, Standard & Poor's Corporation AAA to BBB) tax-exempt bonds with maturities between eight and twelve years.

Lipper Intermediate Municipal Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Municipal Debt Funds classification. This classification consists of funds that invest in municipal debt issues with
dollar-weighted   average   maturities  of  five  to  ten  years.

Note: Lipper categorizes Westcore Colorado Tax-Exempt Fund in the Lipper Other States Intermediate Municipal Debt category. However, Lipper does not calculate a Lipper Index for this category. Therefore, Westcore Funds selected the Lipper Intermediate Municipal Debt Index as the most comparable Lipper Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.


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54              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Manager's Overview
--------------------------------------------------------------------------------


Top 10 Holdings as of November 30, 2003
--------------------------------------------------------------------------------
+      2.30%  El Paso County School District 49, 6.00%, 12/01/2009, Sinking Fund
              12/01/2007 @ 100.00, FSA
--------------------------------------------------------------------------------
+      2.29%  Larimer County Poudre School District R-1, 6.00%, 12/15/2017,
              Optional 12/15/2010 @ 100.00, FGIC
--------------------------------------------------------------------------------
+      2.18%  Mesa County Valley School District 51, 6.00%, 12/01/2006, MBIA
--------------------------------------------------------------------------------
+      2.15%  Eagle Garfield & Routt Counties School District Re-50J, 5.25%,
              12/01/2015, Optional 12/01/2009 @ 101.00, FGIC
--------------------------------------------------------------------------------
+      2.14%  El Paso County School District 12, 5.00%, 09/15/2013
--------------------------------------------------------------------------------
+      2.12%  Boulder & Gilpin Counties, Boulder Valley School District Re-2,
              5.00%, 12/01/2011, Optional 12/01/2007 @ 100.00, FGIC
--------------------------------------------------------------------------------
+      2.12%  Douglas & Elbert Counties School District Re-1, 5.25%, 12/15/2017,
              Optional 12/15/2011 @ 100.00, MBIA
--------------------------------------------------------------------------------
+      2.05%  Summit County School District Re-1, 6.55%, 12/01/2009, Prerefunded
              12/01/2004 @ 100.00, FGIC
--------------------------------------------------------------------------------
+      2.05%  Routt County School District Re-2, 5.00%, 12/01/2017, Optional
              12/01/2007 @ 100.00, MBIA
--------------------------------------------------------------------------------
+      1.96%  Poudre Valley Hospital District, Larimer County, 5.375%,
              11/15/2007, Optional 11/15/2003 @ 100.00
--------------------------------------------------------------------------------
 Percent of Net Assets in Top Ten Holdings: 21.36%
 + denotes increase in holding since last report
--------------------------------------------------------------------------------

Top ten holdings do not include any cash or cash equivalent investments and are subject to change. There are no guarantees that the Fund will continue to remain invested in any particular holding.

Sector Profile as a Percent of Net Assets for November 30, 2003

                                   [PIE CHART]

    [The following table was depicted as a pie chart in the printed material]

                      General Obligations Bonds      65.09%
                      Revenue Bonds                  25.37%
                      Short-Term Investments and
                       Net Other Assets               4.96%
                      Certificates of Participation   4.58%


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56              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]
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        Financial Table of Contents
--------------------------------------------------------------------------------

Statement of Investments ...................................................  58

      Westcore MIDCO Growth Fund ...........................................  58

      Westcore Growth Fund .................................................  61

      Westcore Select Fund .................................................  64

      Westcore International Frontier Fund .................................  66

      Westcore Blue Chip Fund ..............................................  69

      Westcore Mid-Cap Opportunity Fund ....................................  72

      Westcore Small-Cap Opportunity Fund ..................................  75

      Westcore Flexible Income Fund ........................................  78

      Westcore Plus Bond Fund ..............................................  88

      Westcore Colorado Tax-Exempt Fund ....................................  96

Statements of Assets and Liabilities ....................................... 104

Statements of Operations ................................................... 108

Statements of Changes in Net Assets ........................................ 112

Financial Highlights ....................................................... 122

Notes to Financial Statements .............................................. 142


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        Statements of Investments
--------------------------------------------------------------------------------


Westcore MIDCO Growth Fund

                                          Shares    Market Value
                                          ------    ------------
Common Stocks 94.60%

Basic Materials 3.40%

Chemicals 1.85%
Georgia Gulf Corp.                        68,400    $ 1,948,032
RPM International Inc.                    71,400      1,080,282
                                                      ---------
                                                      3,028,314

Multi-Industry 1.55%
ITT Industries Inc.                       38,600      2,544,512
Total Basic Materials
(Cost $4,784,277)                                     5,572,826
---------------------------------------------------------------

Capital Goods 0.91%

Engineering & Construction 0.91%

Jacobs Engineering Group Inc.**           32,600      1,497,644
Total Capital Goods
(Cost $1,144,791)                                     1,497,644
---------------------------------------------------------------

Consumer Cyclical 23.38%

Automotive 0.26%

Gentex Corp.                              10,200        429,828

Consumer Products 2.49%
Mattel Inc.                              113,800      2,303,312
Mohawk Industries Inc.**                  24,700      1,780,376
                                                      ---------
                                                      4,083,688

Hotel - Restaurant - Leisure 6.71%

Royal Caribbean Cruises Ltd.             102,900      3,114,783
Starbucks Corp.**                         93,700      3,004,959
Starwood Hotels &
  Resorts Worldwide Inc.                  62,900      2,168,163
Wendy's International Inc.                69,900      2,714,217
                                                      ---------
                                                     11,002,122

Media - Publishing - Cable 7.64%

EchoStar Communications
  Corp. - Class A**                       44,200    $ 1,524,016
Getty Images Inc.**                       64,900      2,816,660
Interpublic Group of Companies **        144,600      2,060,550
Pixar Inc.**                              22,400      1,570,464
RealNetworks Inc.**                      231,000      1,379,070
XM Satellite Radio
  Holdings Inc.**                        127,700      3,186,115
                                                      ---------
                                                     12,536,875

Retail 6.28%

Bed Bath & Beyond Inc.**                  34,100      1,440,384
Best Buy Inc.                             29,900      1,853,800
Family Dollar Stores Inc.                 42,600      1,643,508
Ross Stores Inc.                          60,100      3,292,278
Tiffany & Co.                             45,900      2,081,565
                                                      ---------
                                                     10,311,535

Total Consumer Cyclical

(Cost $27,447,898)                                   38,364,048
---------------------------------------------------------------

Consumer Staples 3.25%

Food, Beverages & Tobacco 1.67%

Constellation Brands Inc.**               37,100      1,280,321
McCormick & Co. Inc.                      51,000      1,463,190
                                                      ---------
                                                      2,743,511

Household Products 1.58%

Estee Lauder
  Companies Inc.                          68,200      2,591,600

Total Consumer Staples
(Cost $4,270,372)                                     5,335,111
---------------------------------------------------------------


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58            Semi-Annual Report November 30, 2003 (Unaudited)            [LOGO]

--------------------------------------------------------------------------------
        Statements of Investments
--------------------------------------------------------------------------------


                                          Shares    Market Value
                                          ------    ------------
Credit Sensitive 6.85%

Banks 1.40%

SouthTrust Corp.                          71,600    $ 2,301,940

Financial Services 2.56%
Eaton Vance Corp.                         51,400      1,868,390
SLM Corp.                                 62,600      2,324,338
                                                      ---------
                                                      4,192,728

Insurance 2.89%

Ambac Financial Group Inc.                37,750      2,595,312
HCC Insurance Holdings Inc.               69,200      2,152,812
                                                      ---------
                                                      4,748,124

Total Credit Sensitive
(Cost $8,837,782)                                    11,242,792
---------------------------------------------------------------

Energy 4.14%

Energy Equipment & Services 2.31%

Nabors Industries Inc.**                  43,900      1,629,568
Noble Corp.**                             62,600      2,164,708
                                                      ---------
                                                      3,794,276

Energy Producers 1.83%
Apache Corp.                              41,897      3,008,205

Total Energy
(Cost $4,141,262)                                     6,802,481
---------------------------------------------------------------

Healthcare 19.90%

Biotechnology  3.97%

Biogen Inc.**                             69,805      2,665,155
Millennium Pharmaceutical**              153,000      2,412,810
Neurocrine Biosciences Inc.**             27,100      1,431,693
                                                      ---------
                                                      6,509,658

Drugs & Healthcare Products 3.09%

Becton Dickinson & Co.                    59,500    $ 2,381,785
St. Jude Medical Inc.**                   42,600      2,698,284
                                                      ---------
                                                      5,080,069

Healthcare Services 12.84%

Aetna Inc.                                51,500      3,315,570
Community Health Systems Inc.**          134,100      3,631,428
DaVita Inc. **                            81,700      3,119,306
Manor Care Inc.                           75,100      2,652,532
Omnicare Inc.                            117,500      4,690,600
Triad Hospitals Inc.**                   106,200      3,674,520
                                                      ---------
                                                     21,083,956

Total Healthcare
(Cost $23,730,622)                                   32,673,683
---------------------------------------------------------------

Services 7.49%

Business Services 7.49%

Certegy Inc.                              79,100      2,736,860
ChoicePoint Inc.**                        58,800      2,249,100
Cintas Corp.                              73,450      3,433,053
DST Systems Inc.**                        45,700      1,705,524
Fiserv Inc.**                             58,050      2,176,875
                                                      ---------
                                                     12,301,412

Total Services
(Cost $9,657,708)                                    12,301,412
---------------------------------------------------------------

Technology 25.28%

Computer Hardware 0.96%

Tech Data Corp.**                         42,600      1,569,384


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--------------------------------------------------------------------------------
                           Statements of Investments
--------------------------------------------------------------------------------


                                          Shares    Market Value
                                          ------    ------------
Computer Services & Software 12.46%

Adobe Systems Inc.                        40,000    $ 1,652,800
American Management Systems Inc.**       124,100      1,850,331
AutoDesk Inc.                             99,100      2,301,102
BEA Systems Inc.**                       177,600      2,255,520
Electronic Arts Inc.**                    70,200      3,104,946
Intuit Inc.**                             58,500      2,941,380
Macromedia Inc.**                         33,100        678,881
Netscreen Technologies Inc.**             70,700      1,781,640
Symantec Corp.**                         118,200      3,880,506
                                                      ---------
                                                     20,447,106

Electronics 5.35%

Integrated Circuit Systems Inc.**         80,300      2,388,925
Intersil Corp.                           122,100      3,224,661
Microchip Technology Inc.                 69,850      2,402,840
Photronics Inc.**                         41,500        766,505
                                                      ---------
                                                      8,782,931

Networking 1.44%

McData Corp. - Class B**                 224,000      2,369,920

Telecommunications 5.07%

Advanced Fibre Communications**          113,300      2,532,255
Harris Corp.                              34,500      1,337,565
Level 3 Communications Inc.**            323,700      1,773,876
UTStarcom Inc.**                          70,900      2,685,692
                                                      ---------
                                                      8,329,388

Total Technology
(Cost $30,754,988)                                   41,498,729
---------------------------------------------------------------

Total Common Stocks
(Cost $114,769,700)                                $155,288,726
---------------------------------------------------------------

Mutual Funds 6.34%

Fidelity Institutional US Treasury,
  Class III                            2,808,491      2,808,491
Goldman Sachs
  Financial Square Prime
  Obligations Fund -
  FST Shares                           7,606,782      7,606,782

Total Mutual Funds
(Cost $10,415,273)                                   10,415,273
---------------------------------------------------------------

Total Investments                         100.94%  $165,703,999
(Cost $125,184,973)
Liabilities in Excess of Other Assets      -0.94%    (1,551,448)
                                         ----------------------
Net Assets                                100.00%  $164,152,551
---------------------------------------------------------------

See Notes to Statements of Investments


--------------------------------------------------------------------------------
60              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
                           Statements of Investments
--------------------------------------------------------------------------------


Westcore Growth Fund

                                          Shares    Market Value
                                          ------    ------------
Common Stocks 94.14%

Basic Materials 8.39%

Chemicals 2.33%

Georgia Gulf Corp.                        22,900    $   652,192
Millipore Corp.**                          9,800        419,538
                                                      ---------
                                                      1,071,730

Distribution 1.50%

W.W. Grainger Inc.                        15,600        721,656

Multi-Industry 2.80%

ITT Industries Inc.                        9,600        632,832
SPX Corp.**                               13,100        711,330
                                                      ---------
                                                      1,344,162

Transportation 1.86%

United Parcel Service Inc. - Class B       5,800        422,066
Werner Enterprises Inc.                   26,100        473,715
                                                      ---------
                                                        895,781

Total Basic Materials
(Cost $3,715,908)                                     4,033,329
---------------------------------------------------------------

Capital Goods 7.32%

Aerospace & Defense  1.16%

General Dynamics Corp.                     6,900        558,003

Electrical Equipment  2.96%

General Electric Co.                      49,600      1,422,032

Engineering & Construction  1.59%

Jacobs Engineering Group Inc.**           16,700        767,198

Industrial Products  1.61%

Parker Hannifin Corp.                     14,100    $   775,359

Total Capital Goods
(Cost $3,426,448)                                     3,522,592
---------------------------------------------------------------

Consumer Cyclical 15.55%

Consumer Soft Goods  0.85%

Nike Inc. - Class B                        6,100        410,225

Hotel - Restaurant - Leisure 4.41%

Marriott International Inc. - Class A      5,800        265,814
Sonic Corp.**                             17,200        530,964
Starwood Hotels & Resorts Worldwide Inc.  20,100        692,847
Wendy's International Inc.                16,300        632,929
                                                      ---------
                                                      2,122,554

Media, Publishing & Cable 3.57%

Cox Communications Inc.**                 19,600        664,440
Getty Images Inc.**                        5,800        251,720
Univision Communications Inc. -
  Class A**                               22,200        800,976
                                                      ---------
                                                      1,717,136

Retail 6.72%

Bed Bath & Beyond Inc.**                  10,200        430,848
Costco Wholesale Corp.**                  15,850        567,747
Family Dollar Stores Inc.                 11,800        455,244
Home Depot Inc.                            9,200        338,192
Lowe's Companies Inc.                      9,800        571,340


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--------------------------------------------------------------------------------
        Statements of Investments
--------------------------------------------------------------------------------


                                          Shares    Market Value
                                          ------    ------------
Wal-Mart Stores Inc.                      15,600       $867,984
                                                      ---------
                                                      3,231,355

Total Consumer Cyclical
(Cost $5,862,090)                                     7,481,270
---------------------------------------------------------------

Consumer Staples 3.16%

Food, Beverages & Tobacco 3.16%

Anheuser Busch Companies Inc.              9,000        466,380
Hershey Foods Corp.                        7,400        574,980
Pepsico Inc.                               9,900        476,388
                                                      ---------
                                                      1,517,748

Total Consumer Staples
(Cost $1,352,025)                                     1,517,748
---------------------------------------------------------------

Credit Sensitive 14.31%

Banks 7.47%

Citigroup Inc.                            21,400      1,006,656
Fifth Third Bancorporation                11,500        668,495
SouthTrust Corp.                          21,800        700,870
State Street Corp.                        13,300        677,768
Wells Fargo & Co.                          9,400        538,902
                                                      ---------
                                                      3,592,691

Financial Services 1.95%

MBNA Corp.                                17,100        419,292
SEI Investments Co.                       18,500        518,925
                                                      ---------
                                                        938,217

Insurance 4.89%

Ambac Financial Group Inc.                 8,650        594,688
American International Group Inc.         14,912        864,150
HCC Insurance Holdings Inc.               16,900        525,759
Principal Financial Group                 11,100    $   367,521
                                                      ---------
                                                      2,352,118

Total Credit Sensitive
(Cost $6,233,255)                                     6,883,026
---------------------------------------------------------------

Energy 4.66%

Energy Equipment & Services  2.34%

Nabors Industries Inc.**                  12,337        457,949
Noble Corp.**                             19,300        667,394
                                                      ---------
                                                      1,125,343

Energy Producers 2.32%

Apache Corp.                               7,023        504,251
XTO Energy Inc.                           24,166        610,916
                                                      ---------
                                                      1,115,167

Total Energy
(Cost $1,801,753)                                     2,240,510
---------------------------------------------------------------

Healthcare 14.40%

Biotechnology 3.69%

Amgen Inc.**                              12,100        695,871
Biogen Inc.**                              9,890        377,600
Genentech Inc.**                           4,800        404,640
Medimmune Inc.**                          12,400        295,120
                                                      ---------
                                                      1,773,231

Drugs & Healthcare Products 6.29%

Becton Dickinson & Co.                    19,600        784,588
Johnson & Johnson                          9,300        458,397
Medtronic Inc.                            16,300        736,760
Pfizer Inc.                               31,150      1,045,083
                                                      ---------
                                                      3,024,828

Healthcare Services 4.42%

Cardinal Health Inc.                      11,700        715,338
Community Health Systems Inc.**           31,300        847,604


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62               Semi-Annual Report November 30, 2003 (Unaudited)         [LOGO]

--------------------------------------------------------------------------------
        Statements of Investments
--------------------------------------------------------------------------------


                                          Shares    Market Value
                                          ------    ------------
Patterson Dental Co.**                     1,100    $    74,910
Triad Hospitals Inc.**                    14,100        487,860
                                                      ---------
                                                      2,125,712
Total Healthcare
(Cost $6,404,148)                                     6,923,771
---------------------------------------------------------------

Services 5.36%

Business Services 4.12%

ChoicePoint Inc.**                        17,200        657,900
Cintas Corp.                              17,600        822,624
Fiserv Inc.**                             13,350        500,625
                                                      ---------
                                                      1,981,149

Consumer Services  1.24%

Cendant Corp.**                           26,900        596,104

Total Services
(Cost $2,125,454)                                     2,577,253
---------------------------------------------------------------

Technology 20.99%

Computer Hardware  3.16%

American Power Conversion                 37,600        821,936
International Business Machines Corp.      7,700        697,158
                                                      ---------
                                                      1,519,094

Computer Services & Software 8.80%

AutoDesk Inc.                             26,900        624,618
Electronic Arts Inc.**                     8,600        380,378
First Data Corp.                          19,800        749,430
Intuit Inc.**                             12,800        643,584
Microsoft Corp.                           26,000        668,200
Oracle Corp.**                            23,800        285,838
Symantec Corp.**                          11,000        361,130
Veritas Software Co.**                    13,600        517,086
                                                      ---------
                                                      4,230,264

Electronics 6.24%

Intel Corp.                               31,400    $ 1,049,702
Linear Technology Corp.                   18,000        776,520
Texas Instruments Inc.                    22,200        660,672
Xilinx Inc.**                             13,700        514,983
                                                      ---------
                                                      3,001,877

Networking 1.36%

Cisco Systems Inc.**                      28,900        654,874

Telecommunications 1.43%

Harris Corp.                              17,800        690,106

Total Technology
(Cost $7,990,613)                                    10,096,215
---------------------------------------------------------------

Total Common Stocks
(Cost $38,911,694)                                   45,275,714
---------------------------------------------------------------

Mutual Funds 7.27%

Fidelity Institutional US Treasury,
  Class III                            1,263,404      1,263,404
Goldman Sachs
  Financial Square Prime
  Obligations Fund - FST Shares        2,233,274      2,233,274
                                                      ---------
                                                      3,496,678

Total Mutual Funds
(Cost $3,496,678)                                     3,496,678
---------------------------------------------------------------

Total Investments                         101.41%   $48,772,392
(Cost $42,408,372)
Liabilities in Excess of Other Assets      (1.41%)     (676,528)
                                          ---------------------
Net Assets                                100.00%   $48,095,864
---------------------------------------------------------------

See Notes to Statements of Investments


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        Statements of Investments
--------------------------------------------------------------------------------


                                          Shares    Market Value
                                          ------    ------------
Common Stocks 96.15%

Consumer Cyclical  20.67%

Consumer Products  4.92%

Mohawk Industries Inc.**                    5,200   $  374,816

Hotel - Restaurant - Leisure 10.50%

Royal Caribbean Cruises Ltd.               11,700      354,159
Wendy's International Inc.                 11,500      446,545
                                                     ---------
                                                       800,704

Retail 5.25%

Ross Stores Inc.                            7,300      399,894

Total Consumer Cyclical
(Cost $1,202,003)                                    1,575,414
---------------------------------------------------------------

Consumer Staples 5.28%

Household Products 5.28%

Estee Lauder Companies Inc.                10,600      402,800

Total Consumer Staples
(Cost $355,645)                                        402,800
---------------------------------------------------------------

Credit Sensitive 5.19%

Insurance 5.19%

AMBAC Financial Group Inc.                  5,750      395,313

Total Credit Sensitive
(Cost $373,824)                                        395,313
---------------------------------------------------------------

Energy 4.90%

Energy Producers 4.90%

Apache Corp.                                5,200      373,360

Total Energy
(Cost $312,424)                                        373,360
---------------------------------------------------------------

Healthcare 22.03%

Drugs & Healthcare Products 5.25%

Becton Dickinson & Co.                     10,000     $400,300

Healthcare Services 16.78%

Aetna Inc.                                  6,400      412,032
Community Health Systems Inc.**            16,100      435,988
Omnicare Inc.                              10,800      431,136
                                                     ---------
                                                     1,279,156

Total Healthcare
(Cost $1,296,954)                                    1,679,456
---------------------------------------------------------------

Services 10.28%

Business Services  10.28%

ChoicePoint Inc **                          9,500      363,375
Cintas Corp.                                9,000      420,660
                                                     ---------
                                                       784,035

Total Services
(Cost $669,829)                                        784,035
---------------------------------------------------------------

Technology 27.80%

Computer Services & Software  9.34%

Electronic Arts Inc.**                      6,600      291,918
Symantec Corp.**                           12,800      420,224
                                                     ---------
                                                       712,142

Electronics 4.33%

Intersil Corp.                             12,500      330,125

Telecommunications 14.13%

Advanced Fibre Communications Inc. **      15,800      353,130
Level 3 Communications Inc.**              73,400      402,232
UTStarcom Inc.**                            8,500      321,980


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64              Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

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    Statements of Investments
--------------------------------------------------------------------------------

                                          Shares    Market Value
                                          ------    ------------
World Wireless
  Communications Inc. (3)(6) **          200,000              0
                                                      ---------
                                                    $ 1,077,342

Total Technology
(Cost $2,385,323)                                     2,119,609
---------------------------------------------------------------

Total Common Stocks
(Cost $6,596,002)                                     7,329,987
---------------------------------------------------------------

Mutual Funds 3.80%

Goldman Sachs
  Financial Square Prime
  Obligations Fund - FST Shares          289,325        289,325

Total Mutual Funds
(Cost $289,325)                                         289,325
---------------------------------------------------------------

Total Investments
(Cost $6,885,327)                          99.95%   $ 7,619,312
Other Assets in Excess of Liabilities       0.05%         4,059
                                          ---------------------
Net Assets                                100.00%   $ 7,623,371
---------------------------------------------------------------
See Notes to Statements of Investments


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     Westcore International Frontier Fund

                                          Shares    Market Value
                                          ------    ------------
Common Stocks 94.37%

Commercial Services 4.07%

Advertising - Marketing Services  3.02%

Eniro AB (Sweden)                         51,565    $   460,639

Miscellaneous Commercial Services 1.05%
Techem AG (Germany)**                      8,400        160,602

Total Commercial Services
(Cost $454,562)                                         621,241
---------------------------------------------------------------

Consumer Durables 7.50%

Home Furnishings 5.02%

Hunter Douglas NV (Netherlands)           10,670        468,119
Waterford Wedgwood Plc (Ireland)         886,956        297,694
                                                      ---------
                                                        765,813

Recreational Products 2.48%

Zapf Creation AG (Germany)                16,400        378,430

Total Consumer Durables
(Cost $1,064,235)                                     1,144,243
---------------------------------------------------------------

Consumer Non-Durables 2.98%

Household - Personal Care 2.98%

McBride Plc (United Kingdom)             203,700        455,434

Total Consumer Non-Durables
(Cost $162,075)                                         455,434
---------------------------------------------------------------

Consumer Services 14.56%

Broadcasting 4.18%
SBS Broadcasting SA (Luxembourg)**        18,900        637,875

Movies - Entertainment 4.60%

Corp. Interamericana de Entretenimiento
  SA (Mexico)**                          178,700    $   321,058
Hit Entertainment Plc (United Kingdom)    82,600        380,365
                                                      ---------
                                                        701,423

Publishing - Books - Magazines 3.38%

Taylor & Francis Group
  Plc (United Kingdom)                    55,200        516,450

Publishing - Newspapers 2.40%

Independent News & Media Plc (Ireland)   151,400        366,596

Total Consumer Services
(Cost $1,855,367)                                     2,222,344
---------------------------------------------------------------

Electronic Technology 20.27%

Computer Peripherals 4.07%

Lectra SA (France)**                      75,700        620,673

Electronic Equipment - Instruments 5.01%

GSI Lumonics Inc. (Canada)**              41,000        432,550
Renishaw Plc (United Kingdom)             35,700        331,553
                                                      ---------
                                                        764,103

Semiconductors 11.19%

Elmos Semiconductor AG (Germany)**        35,250        561,136
Melexis NV (Belgium)                      45,100        503,852
Sez Holding AG (Switzerland)**            10,200        351,901
Zarlink Semiconductor Inc. (Canada)**     98,600        290,513
                                                      ---------
                                                      1,707,402


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                                          Shares    Market Value
                                          ------    ------------
Total Electronic Technology
(Cost $2,136,759)                                   $ 3,092,178
---------------------------------------------------------------

Health Technology 8.64%

Medical Specialties 8.64%

Elekta AB (Sweden)**                      29,459        553,616
Elekta AB - Redemption
  Shares (Sweden)(6)**                     1,841         34,597
Fisher & Paykel Healthcare
  Corp. Ltd. (New Zealand)                49,000        380,429
Getinge AB (Sweden)                       37,200        349,545
                                                      ---------
                                                      1,318,187

Total Health Technology
(Cost $835,170)                                       1,318,187
---------------------------------------------------------------

Industrial Services 7.08%

Engineering & Construction 4.41%

Chiyoda Corp. (Japan)**                   80,700        456,848
Koninklijke Boskalis
  Westminster NV (Netherlands)             8,700        215,665
                                                      ---------
                                                        672,513

Oilfield Services - Equipment 2.67%
Prosafe ASA (Norway)                      21,500        408,044

Total Industrial Services
(Cost $1,075,965)                                     1,080,557
---------------------------------------------------------------

Process Industries 4.68%

Agricultural Commodities - Milling 2.08%

Global Bio-Chem Technology
  Group Company Ltd. (Hong Kong)         582,800        317,053

Chemicals 2.60%

Victrex Plc (United Kingdom)              65,300        396,160

Total Process Industries
(Cost $467,709)                                         713,213
---------------------------------------------------------------

Producer Manufacturing 17.27%

Auto Parts - OEM  3.12%

Ion Ltd. (Australia)                 $     7,700        476,732

Electrical Products 2.49%

Pfeiffer Vacuum
  Technology AG (Germany)                 11,500        379,089

Industrial Machinery 8.03%

Interpump Group SpA (Italy)              102,400        429,614
Munters AB (Sweden)                       17,200        406,321
Singulus Technologies
  AG (Germany)**                          18,300        389,148
                                                      ---------
                                                      1,225,083

Office Equipment - Supplies 3.63%
Neopost (France)**                        11,000        553,799

Total Producer Manufacturing
(Cost $2,043,686)                                     2,634,703
---------------------------------------------------------------

Retail Trade 4.00%

Apparel - Footwear Retail 4.00%

Danier Leather Inc. (Canada)**            31,700        261,423
Giordano International Ltd.
  (Hong Kong)                            786,600        349,429
                                                      ---------
                                                        610,852

Total Retail Trade
(Cost $572,537)                                         610,852
---------------------------------------------------------------

Technology Service 3.32%

Information Technology Services 3 32%

Faith Inc. (Japan)                            64        506,647

Total Technology Service
(Cost $ 451,316)                                        506,647
---------------------------------------------------------------

Total Common Stocks
(Cost $11,119,381)                                   14,399,599
---------------------------------------------------------------


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                                          Shares    Market Value
                                          ------    ------------
Mutual Funds 7.08%

Fidelity Institutional
  US Treasury, Class III                 372,343    $   372,343
Goldman Sachs
  Financial Square Prime
  Obligations Fund - FST Shares          707,388        707,388
                                                      ---------
                                                      1,079,731

Total Mutual Funds
(Cost $1,079,731)                                     1,079,731
---------------------------------------------------------------

Total Investments
(Cost $12,199,112)                       101.45%    $15,479,330
Liabilities in Excess of Other Assets     -1.45%       (220,981)
                                          ---------------------
  Net Assets                             100.00%    $15,258,349
---------------------------------------------------------------

See Notes to Statements of Investments


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Westcore Blue Chip Fund

                                          Shares    Market Value
                                          ------    ------------
Common Stock 99.63%

Basic Materials 2.69%

Forestry & Paper 2.69%

Bowater Inc.                              21,500    $   879,350

Total Basic Materials
(Cost $1,035,177)                                       879,350
---------------------------------------------------------------

Capital Goods 6.44%

Aerospace & Defense  2.78%

General Dynamics Corp.                     6,200        501,394
Raytheon Co.                              14,700        407,337
                                                      ---------
                                                        908,731

Industrial Products 3.66%

Parker Hannifin Corp.                     21,800      1,198,782

Total Capital Goods
(Cost $1,784,863)                                     2,107,513
---------------------------------------------------------------

Commercial Services 2.10%

Business Products & Services 2.10%

Accenture Ltd.**                          27,600        687,240

Total Commercial Services
(Cost $568,155)                                         687,240
---------------------------------------------------------------

Communications 3.90%

Telecomm Service Providers 3.90%

ALLTEL Corp.                              15,100        685,691
BellSouth Corp.                           22,700        590,881
                                                      ---------
                                                      1,276,572

Total Communications
(Cost $1,439,090)                                     1,276,572
---------------------------------------------------------------

Consumer Cyclical 12.05%

Clothing & Accessories 2.70%

TJX Companies Inc.                        39,100        883,269

General Merchandise 2.52%

Target Corp.                              21,300    $   824,736

Hotels & Gaming 1.44%

Starwood Hotels & Resorts Worldwide Inc.  13,700        472,239

Publishing & Media 5.39%

Dow Jones & Company Inc.                  11,000        545,600
Viacom Inc. - Class B                     13,300        522,956
Walt Disney Co.                           30,100        695,009
                                                      ---------
                                                      1,763,565

Total Consumer Cyclical
(Cost $ 2,891,510)                                    3,943,809
---------------------------------------------------------------

Consumer Staples 5.68%

Food & Agricultural Products 5.68%

Bunge Ltd.                                17,800        506,944
Kraft Foods Inc.                          18,900        598,563
Tyson Foods Inc.                          55,100        752,115
                                                      ---------
                                                      1,857,622

Total Consumer Staples
(Cost $1,659,941)                                     1,857,622
---------------------------------------------------------------

Energy 6.96%

Exploration & Production 2.28%

Devon Energy Corp.                        15,105        745,583

Integrated Oils 2.75%

ConocoPhillips                            15,864        900,123

Oil Services 1.93%

Transocean Inc.**                         32,500        629,850

Total Energy
(Cost $2,310,024)                                     2,275,556
---------------------------------------------------------------


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                                          Shares    Market Value
                                          ------    ------------
Financials 21.91%

Insurance-Real Estate Brokers 2.25%

Willis Group Holdings Ltd.                22,300    $   737,015

Integrated Financial Services 3.10%

Citigroup Inc.                            21,566      1,014,465

Property Casualty Insurance 9.54%

Allstate Corp.                            15,600        629,928
AMBAC Financial Group Inc.                10,300        708,125
American International Group              10,400        602,680
Radian Group Inc.                         11,600        572,460
Travelers Property & Casualty Corp.       38,900        606,840
                                                      ---------
                                                      3,120,033

Regional Banks 1.08%

SouthTrust Corp.                          11,000        353,650

Securities & Asset Management 3.73%

Goldman Sachs Group Inc.                   6,900        662,952
Lehman Brothers Holdings Inc.              7,700        556,017
                                                      ---------
                                                      1,218,969

Specialty Finance 2.21%

Freddie Mac                               13,300        723,786

Total Financials
(Cost $6,113,264)                                     7,167,918
---------------------------------------------------------------

Medical - Healthcare 17.62%

Healthcare Services 4.49%

Aetna Inc.                                22,800      1,467,864

Pharmaceuticals 13.13%

Bristol-Myers Squibb Co.                  20,060        528,581
King Pharmaceuticals Inc.**               54,800        707,468
Mylan Laboratories Inc.                   47,100      1,192,572

Pfizer Inc.                               36,060    $ 1,209,813
Wyeth                                     16,700        657,980
                                                      ---------
                                                      4,296,414

Total Medical - Healthcare
(Cost $4,796,398)                                     5,764,278
---------------------------------------------------------------

Technology 17.25%

Computer Software 4.72%

Microsoft Corp.                           37,400        961,180
Verisign Inc.**                           35,900        581,939
                                                      ---------
                                                      1,543,119

Electronic Equipment 1.17%

American Power Conversion                 17,500        382,550

IT Services 2.67%

Computer Sciences Corp.**                 21,100        873,540

Semiconductors 7.00%

Intel Corp.                               31,300      1,046,359
National Semiconductor Corp.**             8,300        371,176
Xilinx Inc.**                             23,200        872,088
                                                      ---------
                                                      2,289,623

Technology Resellers -
  Distributors 1.69%

Tech Data Corp.**                         15,000        552,600

Total Technology
(Cost $4,925,216)                                     5,641,432
---------------------------------------------------------------

Transportation 1.97%

Railroads 1.97%

Union Pacific Corp.                       10,100        643,168

Total Transportation
(Cost $564,741)                                         643,168
---------------------------------------------------------------


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                                          Shares    Market Value
                                          ------    ------------
Utilities 1.06%

Electric - Gas Utilities 1.06%

Exelon Corp.                               5,600    $   346,192

Total Utilities
(Cost $296,762)                                         346,192
---------------------------------------------------------------

Total Common Stocks
(Cost $28,385,141)                                   32,590,650
---------------------------------------------------------------

Mutual Funds 1.26%

Goldman Sachs
  Financial Square Prime
  Obligations Fund - FST Shares          412,015        412,015

Total Mutual Funds
(Cost $412,015)                                         412,015
---------------------------------------------------------------

Total Investments
(Cost $28,797,156)                        100.89%   $33,002,665
Liabilities in Excess of Other Assets      (0.89%)     (289,990)
                                          ---------------------
Net Assets                                100.00%   $32,712,675
---------------------------------------------------------------

See Notes to Statements of Investments


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Westcore Mid-Cap Opportunity Fund

                                          Shares    Market Value
                                          ------    ------------
Common Stocks 96.26%

Basic Materials 5.78%

Forestry & Paper 5.78%

Abitibi-Consolidated Inc.                 23,600    $   163,548
Bowater Inc.                               4,550        186,095
Crown Holdings Inc.**                     37,600        282,000
Pactiv Corp.**                            11,500        258,060
                                                      ---------
                                                        889,703

Total Basic Materials
(Cost $929,453)                                         889,703
---------------------------------------------------------------

Capital Goods 6.21%

Industrial Products 2.57%

Kennametal Inc.                            4,500        172,980
Parker Hannifin Corp.                      4,050        222,710
                                                      ---------
                                                        395,690

Machinery 2.01%

JLG Industries Inc.                       20,600        309,824

Transportation Equipment & Parts 1.63%
Cummins Inc.                               5,400        250,830

Total Capital Goods
(Cost $773,554)                                         956,344
---------------------------------------------------------------

Commercial Services 5.38%

Business Products & Services 4.01%

CDI Corp.                                 10,700        362,730
MAXIMUS Inc.**                             6,700        253,930
                                                      ---------
                                                        616,660

Distributors & Wholesalers 1.38%

Aramark Corp.                              7,800        211,770

Total Commercial Services
(Cost $701,570)                                         828,430
---------------------------------------------------------------

Communications 0.98%

Telecomm Service Providers 0.98%

IDT Corp.**                                3,700    $    69,560
IDT Corp.- Class B**                       4,200         81,186
                                                      ---------
                                                        150,746

Total Communications
(Cost $110,636)                                         150,746
---------------------------------------------------------------

Consumer Cyclical 14.79%

Apparel & Footwear 1.96%

Reebok International Ltd.                  7,500        301,800

Clothing & Accessories 1.51%

Abercrombie & Fitch Co. **                 7,900        231,865

Hotels & Gaming 1.43%

Starwood Hotels &  Resorts Worldwide Inc.  6,400        220,608

Motor Vehicle Parts 0.92%

Cooper Tire & Rubber Co.                   7,100        142,071

Other Consumer Services 1.30%

Cendant Corp.**                            9,000        199,440

Publishing & Media 0.97%

Dow Jones & Company Inc.                   3,000        148,800

Recreation & Leisure 3.24%

Harman International Industries Inc.       2,000        272,540
Mattel Inc.                               11,200        226,688
                                                      ---------
                                                        499,228


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                                          Shares    Market Value
                                          ------    ------------
Restaurants 1.93%

Brinker International Inc.**               9,100    $   296,296

Specialty Retail 1.53%

Office Depot Inc.**                       14,900        236,165

Total Consumer Cyclical
(Cost $1,824,226)                                     2,276,273
---------------------------------------------------------------

Consumer Staples 4.68%

Food & Agricultural Products 4.68%

Bunge Ltd.                                 7,800        222,144
Delta and Pine Land Co.                    8,600        217,150
Tyson Foods Inc.                          20,600        281,190
                                                      ---------
                                                        720,484

Total Consumer Staples
(Cost $545,597)                                         720,484
---------------------------------------------------------------

Energy 5.23%

Exploration & Production 1.83%

Devon Energy Corp.                         5,701        281,401

Oil Services 3.40%

Tidewater Inc.                            10,400        287,144
Transocean Inc. **                        12,200        236,436
                                                      ---------
                                                        523,580

Total Energy
(Cost $853,818)                                         804,981
---------------------------------------------------------------

Financials 13.39%

Insurance - Real Estate Brokers 2 00%

Willis Group Holdings Ltd.                 9,300        307,365

Life & Health Insurance 1.79%

Stancorp Financial Group Inc.              4,400        275,264

Other Banks 2.48%

SouthTrust Corp.                           4,800        154,320
Westamerica Bancorporation                 4,300        227,040
                                                      ---------
                                                        381,360

Property Casualty Insurance 4.46%

AMBAC Financial Group Inc.                 3,200    $   220,000
Everest RE Group Ltd.                      1,900        156,161
Radian Group Inc.                          6,300        310,905
                                                      ---------
                                                        687,066

Securities & Asset Management 2.66%

Affiliated Managers Group Inc.**           2,900        192,850
Lehman Brothers Holdings Inc.              3,000        216,630
                                                      ---------
                                                        409,480

Total Financials
(Cost $1,655,796)                                     2,060,535
---------------------------------------------------------------

Medical - Healthcare 13.98%

Healthcare Services 5.38%

Aetna Inc.                                10,100        650,238
Province Healthcare Co.**                 11,550        177,061
                                                      ---------
                                                        827,299

Medical Products & Services 1.67%

Cytyc Corp.**                             19,900        256,511

Medical Technology 2.88%

CTI Molecular Imaging Inc. **             28,800        443,520

Pharmaceuticals 4.05%

King Pharmaceuticals Inc.**               13,200        170,412
Mylan Laboratories Inc.                   17,900        453,228
                                                      ---------
                                                        623,640

Total Medical - Healthcare
(Cost $1,912,603)                                     2,150,970
---------------------------------------------------------------


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                                          Shares    Market Value
                                          ------    ------------
Real Estate Investment Trusts
  (REITs) 3.17%

iStar Financial Inc.                       7,100    $   277,113
Manufactured Home Communities Inc.         5,400        210,060
                                                      ---------
                                                        487,173

Total REITs
(Cost $403,673)                                         487,173
---------------------------------------------------------------

Technology 15.45%

Computer Software 2.83%

Activision Inc.**                         13,700        209,610
Verisign Inc. **                          13,900        225,319
                                                      ---------
                                                        434,929

IT Services 1.61%

Computer Sciences Corp. **                 6,000        248,400

Networking 1.40%

Emulex Corp. **                            7,300        215,350

Peripherals 1.37%

Imation Corp.                              6,200        210,490

Semiconductors 6.90%

Amis Holdings Inc. **                     10,000        185,600
Fairchild Semiconductor
  International Inc.**                    15,700        408,200
National Semiconductor Corp.**             5,000        223,600
Xilinx Inc. **                             6,500        244,335
                                                      ---------
                                                      1,061,735

Technology Resellers - Distributors 1.34%

Tech Data Corp. **                         5,600        206,304

Total Technology
(Cost $1,782,756)                                     2,377,208
---------------------------------------------------------------

Transportation 2.65%

Trucking - Shipping - Air Freight 2.65%

Teekay Shipping Corp.                      3,800        191,254

USF Corp.                                  6,525     $ 215,521
                                                     ----------
                                                        406,775

Total Transportation
(Cost $321,460)                                         406,775
---------------------------------------------------------------

Utilities 4.57%

Electric - Gas Utilities 4.57%

Exelon Corp.                               1,800        111,276
DPL Inc.                                  16,900        326,846
Southern Union Co. **                     14,490        264,877
                                                      ---------
                                                        702,999

Total Utilities
(Cost $600,426)                                         702,999
---------------------------------------------------------------

Total Common Stocks
(Cost $12,415,568)                                   14,812,621
---------------------------------------------------------------

Mutual Funds 4.44%

Goldman Sachs
  Financial Square Prime
  Obligations Fund - FST Shares          683,739        683,739

Total Mutual Funds
(Cost $683,739)                                         683,739
---------------------------------------------------------------

Total Investments
(Cost $13,099,307)                        100.70%   $15,496,360
Liabilities in Excess of Other Assets      (0.70%)     (107,856)
                                          ---------------------
Net Assets                                100.00%   $15,388,504
---------------------------------------------------------------

See Notes to Statements of Investments


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Westcore Small-Cap Opportunity Fund

                                          Shares    Market Value
                                          ------    ------------
Common Stocks 95.38%

Basic Materials 5.94%

Forestry & Paper 3.53%

Bowater Inc.                              10,900    $   445,810
Crown Holdings Inc.**                     89,000        667,500
                                                      ---------
                                                      1,113,310

Other Materials (Rubber & Plastic) 2.41%

A. Schulman Inc.                          19,600        383,180
Spartech Corp.                            17,100        376,200
                                                      ---------
                                                        759,380

Total Basic Materials
(Cost $1,765,683)                                     1,872,690
---------------------------------------------------------------

Capital Goods 10.10%

Engineering & Construction 0.68%

URS Corp.**                                9,500        216,600

Industrial Products 3.55%

Kaydon Corp.                              13,900        339,438
Kennametal Inc.                           10,000        384,400
Paxar Corp.**                             30,000        394,500
                                                      ---------
                                                      1,118,338

Machinery 2.92%

JLG Industries Inc.                       46,400        697,856
Terex Corp.**                              8,600        221,794
                                                      ---------
                                                        919,650

Transportation Equipment & Parts 2.95%

Cummins Inc.                              10,000        464,500
Oshkosh Truck Corp.                        9,900        464,310
                                                      ---------
                                                        928,810

Total Capital Goods
(Cost $2,649,619)                                     3,183,398
---------------------------------------------------------------

Commercial Services 5.21%

Business Products & Services 5.21%

CDI Corp.                                 22,600    $   766,140
NCO Group Inc.**                          20,600        475,860
SOURCECORP**                              16,400        401,144
                                                      ---------
                                                      1,643,144

Total Commercial Services
(Cost $1,459,117)                                     1,643,144
---------------------------------------------------------------

Communications 2.07%

Telecomm Service Providers 2.07%

IDT Corp.**                               17,500        329,000
IDT Corp. - Class B **                    16,800        324,744
                                                      ---------
                                                        653,744

Total Communications
(Cost $411,769)                                         653,744
---------------------------------------------------------------

Consumer Cyclical 13.29%

Clothing & Accessories 1.26%

Kellwood Co.                              10,400        397,696

Hotels & Gaming 3.39%

Prime Hospitality Corp.**                 38,300        422,066
WMS Industries Inc.**                     24,200        646,140
                                                      ---------
                                                      1,068,206

Recreation & Leisure 1.95%

Bally Total Fitness Holding Corp.**       21,700        151,900
Harman International Industries Inc.       3,400        463,318
                                                      ---------
                                                        615,218

Restaurants 0.87%

CBRL Group Inc.                            6,600        272,250


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        Statements of Investments
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                                          Shares    Market Value
                                          ------    ------------
Specialty Retail 4.61%

AnnTaylor Stores Corp.**                  13,400    $   532,516
CSK Auto Corp.**                          35,800        652,992
Rent-A-Center Inc.**                       8,200        266,418
                                                      ---------
                                                      1,451,926

Vehicle Parts 1.21%

Cooper Tire & Rubber Co.                  19,100        382,191

Total Consumer Cyclical
(Cost $2,873,612)                                     4,187,487
---------------------------------------------------------------

Consumer Staples 6.82%

Food & Agricultural Products 5.39%

Delta and Pine Land Co.                   17,500        441,875
Fresh Del Monte Produce Inc.              21,800        581,624
Pilgrims Pride Corp.                      45,100        674,245
                                                      ---------
                                                      1,697,744

Grocery and Convenience Stores 1.43%

Casey's General Stores Inc.               25,800        450,726

Total Consumer Staples
(Cost $1,836,300)                                     2,148,470
---------------------------------------------------------------

Energy 5.62%

Exploration and Production 2.39%

Denbury Resources Inc.**                  34,000        429,760
Stone Energy Corp.**                       8,600        321,296
                                                      ---------
                                                        751,056

Oil Services 3.23%

Offshore Logistics Inc.**                 22,300        563,075
Tidewater Inc.                            16,500        455,565
                                                      ---------
                                                      1,018,640

Total Energy
(Cost $1,727,460)                                     1,769,696
---------------------------------------------------------------

Financials 12.67%

Insurance - Real Estate Brokers 2.40%

Clark Inc.**                              46,000    $   754,860

Life & Health Insurance 4.37%

Delphi Financial Group - Class A           5,120        271,872
Scottish Annuity & Life Holdings Ltd.     24,700        517,465
Stancorp Financial Group Inc.              9,400        588,064
                                                      ---------
                                                      1,377,401

Other Banks 4.59%

First Community Bancorp                   16,500        608,520
Texas Regional Bancshares Inc.             9,500        353,400
Westamerica Bancorporation                 9,200        485,760
                                                      ---------
                                                      1,447,680

Securities & Asset Management 1.31%

Affiliated Managers Group**                6,200        412,300

Total Financials
(Cost $3,337,318)                                     3,992,241
---------------------------------------------------------------

Medical - Healthcare 9.57%

Healthcare Services 2.93%

Omnicare Inc.                             12,834        512,333
Province Healthcare Co.**                 26,750        410,077
                                                      ---------
                                                        922,410

Medical Products & Supplies 3.81%

Cytyc Corp.**                             45,000        580,050
Ocular Sciences Inc.**                    21,700        621,271
                                                      ---------
                                                      1,201,321

Medical Technology 2.83%

CTI Molecular Imaging Inc.**              57,900        891,660


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                                          Shares    Market Value
                                          ------    ------------
Total Medical - Healthcare
(Cost $2,499,510)                                   $ 3,015,391
---------------------------------------------------------------

Real Estate Investment Trusts (REITs) 2.84%

Glenborough Realty
Trust Inc.                                19,200        377,280
Innkeepers USA Trust                      61,200        518,976
                                                      ---------
                                                        896,256

Total REITs
(Cost $923,066)                                         896,256
---------------------------------------------------------------

Technology 15.13%

Computer Software 5.27%

Activision Inc.**                         29,600        452,880
MSC Software Corp.**                      37,800        372,330
Verisity Ltd.**                           65,200        835,864
                                                      ---------
                                                      1,661,074

Electric Equipment 2.48%

Artesyn
Technologies Inc.**                       99,100        781,899

Peripherals 1.81%

Imation Corp.                             16,800        570,360

Semiconductor Capital Equipment 1.27%

FEI Co.**                                 16,600        398,566

Semiconductors 2.70%

Fairchild Semiconductor
  International Inc.**                    32,700        850,200

Technology Resellers - Distributors 1.60%

Tech Data Corp.**                         13,700        504,708

Total Technology
(Cost $4,098,665)                                     4,766,807
---------------------------------------------------------------

Transportation 4.21%

Trucking - Shipping - Air Freight 4.21%

Stelmar Shipping Ltd.                     27,700        561,479
Teekay Shipping Corp.                      9,400        473,102
USF Corp.                                  8,800        290,664
                                                      ---------
                                                      1,325,245

Total Transportation
(Cost $953,514)                                       1,325,245
---------------------------------------------------------------

Utilities 1.91%

Electric - Gas Utilities 1.91%

Southern Union Co.**                      32,870        600,864

Total Utilities
(Cost $508,144)                                         600,864
---------------------------------------------------------------

Total Common Stocks
(Cost $25,043,777)                                   30,055,433
---------------------------------------------------------------

Mutual Funds 4.56%

Goldman Sachs
  Financial Square Prime
  Obligations Fund - FST Shares        1,435,318      1,435,318

Total Mutual Funds
(Cost $1,435,318)                                     1,435,318
---------------------------------------------------------------

Total Investments
(Cost $26,479,095)                         99.94%   $31,490,751
Other Assets in Excess of Liabilities       0.06%        18,785
                                          ---------------------
Net Assets                                100.00%   $31,509,536
---------------------------------------------------------------


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                            Statements of Investments
--------------------------------------------------------------------------------


Westcore Flexible Income Fund

                                                    Shares          Market Value
                                                    ------          ------------
Common Stocks 10.07%

Financial 8.36%

Financial Services 0.96%
Allied Capital Corp.                                12,000           $327,360

Real Estate Investment Trusts (REITs) 7.40%

Apartments 0.08%

Post Properties Inc.                                 1,000             28,700

Diversified 0.73%

iStar Financial Inc.                                 3,000            117,090
Plum Creek Timber Co. Inc.                           5,000            133,150
                                                                     --------
                                                                      250,240

Healthcare 2.29%

Health Care Property Investors Inc.                  7,000            327,880
Healthcare Realty Trust Inc.                        13,000            453,700
                                                                     --------
                                                                      781,580

Hotel - Restaurant 0.33%

FelCor Lodging Trust Inc.**                          3,000             31,710
Host Marriott Corp.**                                7,100             79,165
                                                                     --------
                                                                      110,875

Office Property 2.33%

American Financial Realty Trust                     12,000            204,000
Equity Office Properties Trust                      13,000            360,490
Maguire Properties Inc.                             10,000            229,000
                                                                     --------
                                                                      793,490

Regional Malls 0.38%

The Mills Corp.                                      3,000            130,050

Warehouse - Industrial 1.26%

First Industrial Realty Trust Inc.                  13,000            430,560

Total Financial
(Cost $2,630,965)                                                   2,852,855
-----------------------------------------------------------------------------

Industrial 1.71%

Energy 1.55%

Duke Energy Corp.                                   10,000            180,400
Kinder Morgan Inc.                                       1                 55
Kinder Morgan Management LLC**                       1,130             44,183
Northern Border Partners LP                          8,000            304,000
                                                                     --------
                                                                      528,638


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        Statements of Investments
--------------------------------------------------------------------------------

                                                                    Bond Rating
                                                                    Moody's/S&P    Shares    Market Value
                                                                    -----------    ------    ------------
Telecommunications 0.16%

Allstream Inc.:
Class A**                                                                                19   $      986
Class B**                                                                             1,032       54,438
                                                                                              ----------
                                                                                                  55,424

Total Industrial
(Cost $596,249)                                                                                  584,062
--------------------------------------------------------------------------------------------------------
Total Common Stocks
(Cost $3,227,214)                                                                              3,436,917
--------------------------------------------------------------------------------------------------------

Nonconvertible Preferred Stocks 10.92%

Financial 6.50%

Financial Services 0.30%

Delphi Financial Group Inc., 8.00%, 05/15/2033                       Ba1/BBB          4,000      104,200

Real Estate Investment Trusts (REITs) 6.20%

Apartments 1.16%

Apartment Investment and Management Co.:
  Series G, 9.375%                                                   Ba3/B+           4,000      107,800
  Series T, 8.00%                                                    Ba3/B+           4,000      100,000
Colonial Properties Trust:
  Series C, 9.25%                                                    Ba1/BB+          4,000      109,720
  Series D, 8.125%                                                   Ba1/BB+          3,000       79,440
                                                                                              ----------
                                                                                                 396,960

Diversified 0.76%

iStar Financial Inc., Series E, 7.875%                               Ba3/B+           6,000      155,400
Vornado Realty Trust, Series C, 8.50%                                Baa3/BBB-        4,000      104,760
                                                                                              ----------
                                                                                                 260,160

Healthcare 1.74%

Health Care Property Investors Inc., Series F, 7.10%(10)             Baa3/BBB         6,000      150,000
Health Care REIT Inc., Series D, 7.875%                              Ba1/BB+          4,000      105,200
Nationwide Health Properties Inc., 7.677%                            Ba1/BB+            950       88,677
SNH Capital Trust I, 10.125%, 06/15/2041                             Ba3/BB-          9,000      249,300
                                                                                              ----------
                                                                                                 593,177

Hotel - Restaurant 0.93%

Host Marriot Corp., Class C, 10.00%                                  B3/CCC+         12,000      318,120

Mortgage 0.16%

Anthracite Capital Inc., Series C, 9.375%                            NR/NR            2,000       52,480

Office Property 0.03%

Highwoods Properties Inc., Series A, 8.625%                          Ba2/BB+             10        9,581


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--------------------------------------------------------------------------------

                                                                    Bond Rating
                                                                    Moody's/S&P    Shares    Market Value
                                                                    -----------    ------    ------------
Regional Malls 0.62%

The Mills Corp., Series C, 9.00%                                     NR/NR            7,000   $  188,300
Rouse Capital, 9.25%, 12/31/2025                                     Ba1/BB+            881       22,602
                                                                                              ----------
                                                                                                 210,902

Shopping Centers 0.33%

New Plan Excel Realty Trust, Series E, 7.625%                        NR/BBB-          1,000       26,710
Taubman Centers Inc., Series A, 8.30%                                B1/B+            3,400       87,414
                                                                                              ----------
                                                                                                 114,124

Storage 0.32%

Public Storage, Inc., Series R, 8.00%                                Baa2/BBB+        4,000      107,840

Warehouse - Industrial 0.15%

First Industrial Realty Trust Inc., Series E, 7.90%                  Baa3/BBB-        2,000       50,800

Total Financial
(Cost $2,127,170)                                                                              2,218,344
--------------------------------------------------------------------------------------------------------

Industrial 1.88%

Automobiles 0.67%

Delphi Trust I, 8.25%, 10/15/2033                                    Baa3/BB          6,000      152,400
General Motors Corp., 7.375%, 05/15/2048                             Baa1/BBB         3,000       76,530
                                                                                              ----------
                                                                                                 228,930

Energy 0.62%

Coastal Finance I, 8.375%, 06/30/2038                                Caa3/CCC+       10,000      213,500

Hotel - Restaurant - Leisure 0.31%

Hilton Hotels Corp., 8.00%, 08/15/2031                               Ba1/BBB-         4,000      105,000

Tobacco 0.28%

PreferredPlus Trust PMC-1, 6.50%, 01/15/2027                         Baa2/BBB         4,000       94,000

Total Industrial
(Cost $618,243)                                                                                  641,430
--------------------------------------------------------------------------------------------------------

Transportation 0.92%

Airlines 0.92%

AMR Corp., 7.875%, 07/13/2039                                        Caa2/NR          6,000      111,000
Delta Air Lines Inc., 8.125%, 07/01/2039                             NR/B            10,000      200,900
UAL Corp. Capital Trust, Series T, 13.25%(5)**                       C/D              1,000        2,150
                                                                                              ----------
                                                                                                 314,050
Total Transportation
(Cost $300,922)                                                                                  314,050
--------------------------------------------------------------------------------------------------------


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                            Statements of Investments
--------------------------------------------------------------------------------

                                                                    Bond Rating
                                                                    Moody's/S&P    Shares    Market Value
                                                                    -----------    ------    ------------
Utilities 1.62%

Electric - Integrated 1.62%

Cleveland Electric Financing Trust I, 9.00%, 12/15/2031              Ba1/BB+          4,000   $  109,400
EIX Trust I, Series A, 7.875%, 07/26/2029                            Ba3/B+           2,000       61,240
NVP Capital I, Series A, 8.20%, 03/31/2037                           B3/CCC+          4,000       91,340
REI Trust I, Series C, 7.20%, 03/31/2048                             Ba2/BB+          8,000      186,720
TECO Capital Trust I, 8.50%, 01/31/2041                              Ba2/NR           4,000      104,200
                                                                                              ----------
                                                                                                 552,900

Total Utilities
(Cost $521,098)                                                                                  552,900
--------------------------------------------------------------------------------------------------------
Total Nonconvertible Preferred Stocks
(Cost $3,558,433)                                                                              3,726,724
--------------------------------------------------------------------------------------------------------

Convertible Preferred Stocks 6.01%

Industrial 4.49%

Aerospace & Defense 1.80%

Raytheon Co., 8.25%, 05/15/2004                                      NR/BB           12,000      615,000

Automobiles 1.68%

Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032                   Baa2/BB         10,000      501,250
General Motors Corp., Series B, 5.25%, 03/06/2032 (4)                Baa1/BBB         3,000       72,375
                                                                                              ----------
                                                                                                 573,625

Energy 1.01%

Duke Energy Corp., 8.00%, 11/16/2004                                 NR/NR            4,000       53,640
El Paso Corp., 9.00%, 08/16/2005                                     Caa1/NR          3,000       83,250
The Williams Companies, Inc., 9.00%, 02/16/2005                      B3/B+           16,000      206,000
                                                                                              ----------
                                                                                                 342,890

Total Industrial
(Cost $1,511,295)                                                                              1,531,515
--------------------------------------------------------------------------------------------------------

Transportation 0.23%

Airlines 0.23%

Continental Airlines Finance Trust II, 6.00%, 11/15/2030             C/CCC            2,500       77,500

Total Transportation
(Cost $49,500)                                                                                    77,500
--------------------------------------------------------------------------------------------------------


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        Statements of Investments
--------------------------------------------------------------------------------

                                                                    Bond Rating
                                                                    Moody's/S&P    Shares    Market Value
                                                                    -----------    ------    ------------
Utilities 1.29%

Electric - Generation 1.29%

AES Trust III, 6.75%, 10/15/2029                                     Ca/CCC+          6,000   $  249,750
Calpine Capital Trust II, 5.50%, 02/01/2005(9)                       Caa3/CCC         4,000      189,500
                                                                                              ----------
                                                                                                 439,250

Total Utilities
(Cost $367,475)                                                                                  439,250
--------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks
(Cost $1,928,270)                                                                              2,048,265
--------------------------------------------------------------------------------------------------------

Convertible Bonds 0.59%

Industrial 0.59%

Hotel - Restaurant - Leisure 0.59%
Wynn Resorts Ltd., 6.00%, 07/15/2015 (1)                             NR/CCC+        150,000      200,625

Total Industrials
(Cost $148,032)                                                                                  200,625
--------------------------------------------------------------------------------------------------------
Total Convertible Bonds
(Cost $148,032)                                                                                  200,625
--------------------------------------------------------------------------------------------------------

Corporate Bonds 62.76%

Financial 5.63%

Financial Services 0.02%

Finova Capital Corp., 7.50%, 11/15/2009                              NR/NR           15,000        8,400

Insurance 3.82%

Leucadia Capital Trust I, 8.65%, 01/15/2027                          Ba2/BB         561,000      562,402
Leucadia National Corp., 7.75%, 08/15/2013                           Ba1/BBB-       375,000      393,750
Markel Capital Trust I, 8.71%, 01/01/2046                            Ba1/BB         150,000      154,509
Zurich Reinsurance, 7.125%, 10/15/2023                               Baa1/BBB       200,000      193,350
                                                                                              ----------
                                                                                               1,304,011

Real Estate Development 0.75%

LNR Property Corp., 7.25%, 10/15/2013 (1)                            Ba3/B+         250,000      254,687

Real Estate Investment Trusts (REITs) 1.04%

Diversified 0.17%

iStar Financial Inc., 8.75%, 08/15/2008                              Ba1/BB+         50,000       56,250

Hotel - Restaurant 0.15%

Felcor Suites LP, 7.625%, 10/01/2007                                 B1/B            50,000       51,875

Office Property 0.34%

EOP Operating LP, 7.875%, 07/15/2031                                 Baa1/BBB+      100,000      115,034
--------------------------------------------------------------------------------------------------------


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         Statements of Investments
--------------------------------------------------------------------------------

                                                                    Bond Rating
                                                                    Moody's/S&P    Shares    Market Value
                                                                    -----------    ------    ------------
Shopping Centers 0.38%
Price Development Co. LP, 7.29%, 03/11/2008                          Baa3/BB+       125,000   $  131,250

Total Financial
(Cost $1,836,521)                                                                              1,921,507
--------------------------------------------------------------------------------------------------------

Industrial 38.93%

Automobiles 6.11%

Dana Corp., 6.50%, 03/01/2009                                        Ba3/BB          50,000       50,750
Ford Motor Co., 7.45%, 07/16/2031                                    Baa1/BBB-    1,000,000      951,218
General Motors Corp., 8.25%, 07/15/2023                              Baa1/BBB     1,000,000    1,081,109
                                                                                              ----------
                                                                                               2,083,077

Chemicals 0.88%

Borden Inc., 7.875%, 02/15/2023                                      B2/BB-          75,000       67,125
Union Carbide Chemical & Plastics Co., 7.875%, 04/01/2023            B1/A-          250,000      233,750
                                                                                              ----------
                                                                                                 300,875

Energy 2.04%

Amerigas Partners, LP, 8.875%, 05/20/2011                            B2/BB-         100,000      109,000
Calpine Corp., 8.75%, 07/15/2013 (1)                                 NR/B           200,000      185,500
Dynegy Holdings Inc., 8.75%, 02/15/2012                              Caa2/CCC+      150,000      144,000
Enron Corp.:
  6.75%, 07/01/2005 (5)(6)**                                         NR/NR          150,000        1,500
  8.25%, 09/15/2012 (5)(6)**                                         NR/NR        2,025,000       20,250
Northern Border Pipeline, 6.25%, 05/01/2007                          A3/A-           75,000       81,050
Tennessee Gas Pipeline Co., 7.00%, 03/15/2027                        B1/B+          100,000      102,750
Transcontinental Gas Pipe Line Corp., 6.25%, 01/15/2008              B1/B+           50,000       51,875
                                                                                              ----------
                                                                                                 695,925

Hotel - Restaurant - Leisure 11.23%

Circus Circus Enterprises Inc., 7.625%, 07/15/2013                   Ba3/BB-        525,000      551,250
Hilton Hotels Corp., 7.50%, 12/15/2017                               Ba1/BBB-       700,000      738,500
Hyatt Equities LLC, 6.875%, 06/15/2007 (1)                           Baa3/BBB        50,000       52,955
MGM Mirage Inc., 8.375%, 02/01/2011                                  Ba2/BB-        100,000      112,250
Mirage Resorts, Inc.:
  6.75%, 08/01/2007                                                  Ba1/BB+        200,000      212,500
  7.25%, 08/01/2017                                                  Ba1/BB+        100,000      101,500
Mohegan Tribal Gaming Authority, 8.00%, 04/01/2012                   Ba3/BB-        250,000      271,875
Park Place Entertainment Corp., 8.875%, 09/15/2008                   Ba2/BB-        200,000      224,000
Royal Caribbean Cruises Ltd.:
  6.75%, 03/15/2008                                                  Ba2/BB+        250,000      261,875
  7.50%, 10/15/2027                                                  Ba2/BB+         72,000       69,030
Starwood Hotels & Resorts Worldwide Inc.,
  7.75%, 11/15/2025                                                  Ba1/BB+        444,000      440,670
Sun International Hotels Ltd., 8.875%, 08/15/2011                    B2/B+          250,000      273,125
Venetian Casino Resort, LLC, 11.00%, 06/15/2010                      B3/B-          450,000      523,125
                                                                                              ----------
                                                                                               3,832,655
--------------------------------------------------------------------------------------------------------


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--------------------------------------------------------------------------------

                                                                    Bond Rating
                                                                    Moody's/S&P    Shares    Market Value
                                                                    -----------    ------    ------------
Manufacturing 4.12%

Briggs & Stratton Corp., 8.875%, 03/15/2011                          Ba1/BB+        100,000   $  117,500
Cummins Engine Company Inc., 5.65%, 03/01/2098                       Ba2/BB+        200,000      131,250
The Goodyear Tire & Rubber Co., 7.857%, 08/15/2011                   B2/B+          350,000      299,250

IDEX Corp., 6.875%, 02/15/2008                                       Baa3/BBB        75,000       80,923
Kennametal Inc., 7.20%, 06/15/2012                                   Ba1/BBB         50,000       52,961
Levi Strauss & Co., 7.00%, 11/01/2006                                Ca/B           250,000      173,750
Tyco International Group S.A.:
  6.75%, 02/15/2011                                                  Ba2/BBB-       125,000      135,000
  6.875%, 01/15/2029                                                 Ba2/BBB-       200,000      199,450
U.S. Steel Corp., 9.75%, 05/15/2010                                  B1/BB-         200,000      215,500
                                                                                              ----------
                                                                                               1,405,584

Media - Publishing - Cable 3.34%

Charter Communication Holdings Capital Corp.:
  8.25%, 04/01/2007                                                  Ca/CCC-        100,000       91,000
  11.125%, 01/15/2011                                                Ca/CCC-        600,000      516,000
Echostar DBS Corp., 4.41%, 10/01/2008 (1)(9)                         Ba3/BB-        250,000      259,375
Time Warner Inc., 9.15%, 02/01/2023                                  Baa1/BBB+      125,000      159,729
XM Satellite Radio Inc., 12.00%, 06/15/2010                          Caa1/CCC+      100,000      112,000
                                                                                              ----------
                                                                                               1,138,104

Medical - Healthcare 2.85%

Biovail Corp., 7.875%, 04/01/2010                                    B2/BB-         250,000      243,750
Tenet Healthcare Corp., 7.375%, 02/01/2013                           B1/BB-         750,000      729,375
                                                                                              ----------
                                                                                                 973,125

Paper & Related Products 1.22%

Georgia-Pacific Corp., 9.875%, 11/01/2021                            Ba3/BB+        400,000      416,000

Retail 0.94%

J.C. Penney Co. Inc., 7.625%, 03/01/2097                             Ba3/BB+        120,000      124,200
Toys R Us Inc., 7.375%, 10/15/2018                                   Baa3/BBB-      200,000      197,819
                                                                                              ----------
                                                                                                 322,019

Telecommunications 6.20%

American Tower Corp., 9.375%, 02/01/2009                             Caa1/CCC       200,000      211,000
Level 3 Communications, Inc., 12.875%, 3/15/2010                     Caa3/CC        200,000      166,000
Level 3 Financing Inc., 10.75%, 10/15/2011 (1)                       Caa2/CCC-      450,000      472,500
Lucent Technologies:
  5.50%, 11/15/2008                                                  Caa1/B-        100,000       91,750
  6.45%, 03/15/2029                                                  Caa1/B-         50,000       38,375
Nextel Communications Inc., 7.375%, 08/01/2015                       B2/B+          600,000      634,500
Nortel Networks Ltd., 6.125%, 02/15/2006                             B3/B           175,000      176,969
Qwest Services Corp., 14.00%. 12/15/2014 (1)                         NR/CCC+         27,000       33,345


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

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         Statements of Investments
--------------------------------------------------------------------------------

                                                                    Bond Rating
                                                                    Moody's/S&P    Shares    Market Value
                                                                    -----------    ------    ------------

US West Communications, 6.875%, 09/15/2033                           Ba3/B-         276,000   $  255,300
WorldCom, Inc., 8.25%, 05/15/2031 (5)**                              NR/NR          100,000       33,875
                                                                                              ----------
                                                                                               2,113,614

Total Industrial
(Cost $12,762,149)                                                                            13,280,978
--------------------------------------------------------------------------------------------------------

Transportation 8.73%

Airlines 8.73%

American Airlines, Pass-Through Certificates,
  Series 2001-01, Class A-2, 6.817%, 05/23/2011                      Ba1/BBB        750,000      668,257
Atlas Air Inc., Pass-Through Certificates,
  Series 1999-1, Class A-1, 7.20%, 07/02/2020 (4)                    NR/BB-         110,916      101,460
Continental Airlines, Inc.:
  Pass-Through Certificates, Series 1998-3,
  Class A-2, 6.32%, 11/01/2008 (4)                                   Baa3/A          50,000       49,289
  Pass-Through Certificates, Series 1997-1B,
  7.461%, 10/01/2014 (4)                                             Ba3/B+          98,637       84,944
  Pass-Through Certificates, Series 1999-1,
  Class B, 6.795%, 02/02/2020 (4)                                    Ba2/BBB-       290,705      243,270
  Pass-Through Certificates, Series 1999-2,
  Class B, 7.566%, 09/15/2021 (4)                                    Ba2/BBB-       224,452      186,067
Delta Air Lines, Inc.:
  10.00%, 08/15/2008 (1)                                             NA/B           714,000      597,975
  Pass-Through Certificates, Series 2001-1,
  Class A-1, 6.619%, 03/18/2011                                      Baa2/A          37,463       37,803
  Pass-Through Certificates, Series 2000-1,
  Class A-1, 7.379%, 11/18/2011 (4)                                  Baa2/A          35,350       36,435
  Pass-Through Certificates, Series 2001-1,
  Class B7, 7.711%, 03/18/2013 (4)                                   Baa3/BBB       100,000       87,955
United Air Lines, Inc.:
  Equipment Trust, Pass-Through Certificates,
  Series 92-A2, 9.35%, 04/07/2016 (5)**                              Ca/D           475,000      180,502
  Pass-Through Certificates, Series 95-A1,
  9.02%, 04/19/2012 (5)**                                            Ca/D           478,512      203,494
  Pass-Through Certificates, Series 2000-2,
  Class A-2, 7.186%, 10/01/2012 (4)(11)                              Ba3/BBB-       441,710      376,462
US Airways Inc., Pass-Through Certificates,
Series 1998-1, Class A, 6.85%, 07/30/2019 (4)                        Baa3/A         131,692      124,505
                                                                                              ----------
                                                                                               2,978,418

Total Transportation
(Cost $3,086,454)                                                                              2,978,418
--------------------------------------------------------------------------------------------------------


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        Statements of Investments
--------------------------------------------------------------------------------

                                                                    Bond Rating
                                                                    Moody's/S&P    Shares    Market Value
                                                                    -----------    ------    ------------
Utilities 9.47%

Electric - Distribution 0.97%

WPD Holdings, 7.25%, 12/15/2017 (1)                                  Baa2/BBB-      350,000  $   329,711
                                                                                             -----------

Electric - Generation 1.53%

The AES Corporation, 8.875%, 02/15/2011                              B3/B-          400,000      420,000
Power Receivable Finance LLC, 6.29%, 01/01/2012 (1)                  Baa2/BBB       100,000      101,772
                                                                                                 521,772

Electric - Integrated 6.97%

Centerpoint Energy Inc., 7.25%, 09/01/2010 (1)                       Ba1/BBB-       150,000      160,858
Illinois Power Co., 11.50%, 12/15/2010                               B3/B           300,000      355,500
Indianapolis Power & Light:
  6.30%, 07/01/2013 (1)                                              Baa2/BB+       100,000      102,955
  7.05%, 02/01/2024                                                  Baa2/BB+       250,000      253,344
Mirant Americas Generation, LLC, 8.50%, 10/01/2021 (5)**             NR/D           200,000      169,000
Nevada Power Co.:
  10.875%, 10/15/2009                                                Ba2/NR          25,000       28,469
  8.25%, 06/01/2011                                                  Ba2/BB         250,000      268,437
  9.00%, 08/15/2013 (1)                                              Ba2/BB         250,000      274,375
PG&E Corp., 6.875%, 07/15/2008 (1)                                   NR/NR          100,000      107,000
Portland General Electric 7.875%, 03/15/2010                         Baa3/BBB       100,000      107,330
TECO Energy Inc., 7.20%, 05/01/2011                                  Ba1/BB+        400,000      416,500
Utilcorp United, 8.00%, 03/01/2023                                   Caa1/NR        150,000      133,875
                                                                                             -----------
                                                                                               2,377,643

Total Utilities
(Cost $3,054,567)                                                                              3,229,126
--------------------------------------------------------------------------------------------------------
Total Corporate Bonds
(Cost $20,739,691)                                                                            21,410,029
--------------------------------------------------------------------------------------------------------

Asset-Backed Securities, Collateralized Obligations &
Mortgage-Backed Securities 5.30%

Asset-Backed Securities 0.47%

Vanderbilt Mortgage Finance,
Series 2002-B, Class B-1, 5.85%, 04/07/2018                          Baa2/BBB       175,000      159,412

Collateralized Debt Obligations 4.52%

CREST Ltd., Series 2003-1A,
  Class PS, 8.50%, 05/28/2019 (1)(4)(7)(8)                           NR/BB-         413,450      200,002
CREST Ltd., Series 2003-2A:
  Class E1, 6.02%, 12/28/2038 (1)(4)(6)(7)(9)(10)                    Ba3/BB         250,000      250,000
  Class PS, 6.00%, 12/28/2038 (1)(4)(6)(7)(8)(10)                    NR/BB-         200,000      102,000
Denali Capital CLO III Ltd., Series 3A,
  Class B2L, 9.11%, 08/21/2015 (1)(4)(6)(7)(9)                       Ba2/BB         250,000      241,123
I-Preferred Term Securities I Ltd., Subordinate
  Income Notes, 22.00%, 12/04/2032 (1)(4)(6)(7)(8)                   NR/NR          100,000      100,000

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
                                                                    Bond Rating
                                                                    Moody's/S&P    Shares      Market Value
                                                                    -----------    ------      ------------

Preferred Term Securities VI Ltd., Subordinate
  Income Notes, 24.90%, 07/03/2032 (1)(4)(6)(7)(8)                   NR/NR          100,000    $    98,030
Preferred Term Securities X Ltd., Subordinate
  Income Notes, 19.00%, 07/03/2033 (1)(4)(6)(7)(8)                   NR/NR          150,000        150,000
Preferred Term Securities XI Ltd., Subordinate
Income Notes, 19.00%, 10/03/2033 (1)(4)(6)(7)(8)                     NR/NR          150,000        150,000
TIAA Real Estate CDO Ltd., Series 2003-1A,
  Class PS, 16.00%, 12/28/2038 (1)(4)(6)(7)(8)                       NR/NR           25,000        250,000
                                                                                               -----------
                                                                                                 1,541,155

Commercial Mortgage-Backed Securities                                                                 0.31%
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(6)(7)               Baa3/BB+        97,008        105,011

Total Asset-Backed Securities, Collateralized
Obligations & Mortgage-Backed Securities
(Cost $1,800,201)                                                                                1,805,578
----------------------------------------------------------------------------------------------------------

Mutual Funds 3.19%
Goldman Sachs Financial Square Prime
  Obligations Fund - FST Shares                                                   1,086,438      1,086,438
Total Mutual Funds
(Cost $1,086,438)                                                                                1,086,438
----------------------------------------------------------------------------------------------------------

Total Investments (Cost $32,488,279)                                                  98.84%   $33,714,576
Other Assets in Excess of Liabilities                                                  1.16%       396,722
                                                                                  ------------------------
Net Assets                                                                           100.00%   $34,111,298
----------------------------------------------------------------------------------------------------------

See Notes to Statements of Investments


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--------------------------------------------------------------------------------


     Westcore Plus Bond Fund

                                                                Bond Rating
                                                                Moody's/S&P             Shares         Market Value
                                                                -----------             ------         ------------
Nonconvertible Preferred Stocks 3.55%

Financial 3.10%

Real Estate Investment Trusts (REITs) 3.10%

Apartments 1.43%

Apartment Invetment and Management Co., Series T, 8.00%            Ba3/B+                 9,000         $  225,000
Colonial Properties Trust:
  Series C, 9.25%                                                  Ba1/BB+               10,000            274,300
  Series D , 8.125%                                                Ba1/BB+               12,000            317,760
                                                                                                        ----------
                                                                                                           817,060

Diversified 0.32%
iStar Financial, Series E, 7.875%                                  Ba3/B+                 7,000            181,300

Shopping Centers 0.92%
New Plan Excel Realty Trust, Series E, 7.625%                      NR/BBB-               12,000            320,520
Taubman Centers Inc., Series A, 8.30%                              B1/B+                  8,000            205,680
                                                                                                        ----------
                                                                                                           526,200

Storage 0.43%

Public Storage, Inc., Series R, 8.00%                              Baa2/BBB+              9,000            242,640
Total Financial
(Cost $1,677,120)                                                                                        1,767,200
-------------------------------------------------------------------------------------------------------------------
Industrial 0.45%

Automobiles 0.45%

General Motors Corp., 7.375%, 05/15/2048                           Baa1/BBB              10,000            255,100
Total Industrial
(Cost $250,000)                                                                                            255,100
-------------------------------------------------------------------------------------------------------------------
Total Nonconvertible Preferred Stocks
(Cost $1,927,120)                                                                                        2,022,300
-------------------------------------------------------------------------------------------------------------------

Convertible Preferred Stocks 0.69%

Industrial 0.69%

Automobiles 0.69%

Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032                 Baa2/BB                5,000            250,625
General Motors Corp., Series B, 5.25%, 03/06/2032                  Baa1/BBB               6,000            144,750
                                                                                                        ----------
                                                                                                           395,375

Total Industrial
(Cost $400,000)                                                                                            395,375
-------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks
(Cost $400,000)                                                                                            395,375
-------------------------------------------------------------------------------------------------------------------


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        Statements of Investments
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
                                                                Bond Rating
                                                                Moody's/S&P             Shares         Market Value
                                                                -----------             ------         ------------
Convertible Bonds 0.47%

Industrial 0.47%

Telecommunications 0.47%

Corning Inc., Zero Coupon, 3.50%, 11/08/2015(2)(4)                  Ba2/BB+              350,000        $  268,625

Total Industrial
(Cost $231,291)                                                                                            268,625
-------------------------------------------------------------------------------------------------------------------
Total Convertible Bonds
(Cost $231,291)                                                                                            268,625
-------------------------------------------------------------------------------------------------------------------

Corporate Bonds 70.39%
Financial 27.18%
Financial Services 4.72%
BB&T Corp., 6.375%, 06/30/2005                                      A2/A-                300,000           319,254
International Lease Finance Corp., 5.875%,05/01/2013                A1/AA-               200,000           209,300


M & T Bank, 3.85%, 04/01/2013                                       A3/A-                250,000           247,319
Wachovia Corp., 3.50%, 08/15/2008                                   Aa3/A                700,000           693,230
Washington Mutual Inc., 4.00%, 01/15/2009                           A3/BBB+              500,000           496,496
Wells Fargo & Co.:
  3.50%, 04/04/2008                                                 Aa1/AA-              325,000           324,262
  5.00%, 11/15/2014                                                 Aa2/A+               400,000           397,003
                                                                                                        ----------
                                                                                                         2,686,864

Insurance 8.98%
Aetna Services, Inc., 7.125%, 08/15/2006                            Aa3/A+               500,000           553,837
American International Group Inc., 4.25%,05/15/2013(1)              NA/AAA               500,000           472,973

Berkshire Hathaway Inc., 4.625%, 10/15/2013(1)  Aaa/AAA                                  400,000           392,357
Fund American Companies, Inc., 5.875%,05/15/2013                    Baa2/BBB-            400,000           400,603


Leucadia Capital Trust I, 8.65%, 01/15/2027                         Ba2/BB               385,000           385,963
Leucadia National Corp., 7.75%, 08/15/2013                          Ba1/BBB-           1,600,000         1,680,000
Meridian Funding Co. LLC, 1.86%,11/24/2009(1)(9)                    Aaa/AAA              400,000           400,451


Phoenix Home Life Mutual, 6.95%, 12/01/2006(1)                      Baa2/BBB+            500,000           537,306
Zurich Reinsurance, 7.125%, 10/15/2023                              Baa1/BBB             300,000           290,025
                                                                                                        ----------
                                                                                                         5,113,515

Real Estate Investment Trusts (REITs) 13.48%
Apartments 2.69%
BRE Properties Inc., 7.45%, 01/15/2011                              Baa2/BBB             400,000           454,550
Colonial Realty LP, 7.00%, 07/14/2007                               Baa3/BBB-            300,000           330,147
Post Apartment Homes LP 6.85%, 03/16/2015(4)                        Baa3/BBB             200,000           208,150
United Dominion Realty Trust, 7.02%, 11/15/2005                     Baa3/BBB             500,000           536,774
                                                                                                        ----------
                                                                                                         1,529,621


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--------------------------------------------------------------------------------

                                                                Bond Rating
                                                                Moody's/S&P             Shares         Market Value
                                                                -----------             ------         ------------
Diversified 0.97%
iStar Financial Inc., 8.75%, 08/15/2008                            Ba1/BB+               125,000        $   140,625
Vornado Realty LP:
  5.625%, 06/15/2007                                               Baa2/BBB              200,000            211,635
  4.75%, 12/01/2010                                                Baa2/BBB              200,000            198,332
                                                                                                        -----------
                                                                                                            550,592

Healthcare 3.02%
Health Care Property Investors Inc., 6.00%, 03/01/2015             Baa2/BBB+             450,000            452,857

Healthcare Realty Trust Inc., 8.125%, 05/01/2011                   Baa3/BBB-             350,000            388,917
Health Care REIT Inc., 6.00%, 11/15/2013                           Baa3/BBB-             250,000            251,958
Nationwide Health Properties, Inc., 7.23%, 11/08/2006              Baa3/BBB-             425,000            461,012

Senior House Properties Trust, 8.625%, 01/15/2012                  Ba2/BB+               150,000            164,250
                                                                                                        -----------
                                                                                                          1,718,994

Hotel - Restaurant 0.45%

Felcor Suites LP, 7.625%, 10/01/2007                               B1/B                  250,000            259,375

Office Property 0.90%

Boston Properties LP, 5.00%, 06/01/2015                            Baa2/BBB              300,000            285,850
HRPT Properties Trust, 5.75%, 02/15/2014                           Baa2/BBB              225,000            225,837
                                                                                                        -----------
                                                                                                            511,687

Outlet Centers 0.58%

Chelsea GCA Realty Partnership, LP, 7.25%, 10/21/2007              Baa2/BBB              300,000            332,287

Regional Malls 0.61%

The Rouse Co., 8.00%, 04/30/2009                                   Baa3/BBB-             300,000            350,143

Shopping Centers 3.52%

Developers Diversified Realty, 7.00%, 3/19/2007                    Baa3/BBB              350,000            384,497
Kimco Realty Corp., Series C, 5.98%, 07/30/2012                    Baa1/A-               400,000            420,897
Price Development Co. LP, 7.29%, 03/11/2008                        Baa3/BB+              550,000            577,500
Weingarten Realty Investors, 7.00%, 07/15/2011                     A3/A                  550,000            622,207
                                                                                                        -----------
                                                                                                          2,005,101

Warehouse - Industrial 0.74%

Centerpoint Properties Corp., 6.75%, 04/01/2005                    Baa2/BBB              400,000            421,099
Total Financial
(Cost $14,726,016)                                                                                       15,479,278
-------------------------------------------------------------------------------------------------------------------

Industrial 31.35%
Automobiles 5.09%
DaimlerChrysler NA Holdings Corp., 7.30%, 01/15/2012               A3/BBB                500,000            548,472


Delphi Corp., 6.50%, 08/15/2013                                    Baa2/BBB-             425,000            435,210
Ford Motor Co., 7.45%, 07/16/2031                                  Baa1/BBB-           1,500,000          1,426,827
General Motors Corp., 8.25%, 07/15/2023                            Baa1/BBB              450,000            486,499
                                                                                                        -----------
                                                                                                          2,897,008


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        Statements of Investments
--------------------------------------------------------------------------------


                                                                Bond Rating
                                                                Moody's/S&P            Shares          Market Value
                                                                -----------            ------          ------------
Brewery 0.52%

Anheuser-Busch Companies Inc., 5.05% 10/15/2016                    A1/A+                 300,000       $  296,489

Capital Finance 1.48%
General Electric Capital Corp.,
  Series A, 6.75%, 03/15/2032                                      Aaa/AAA               325,000          361,055
General Motors Acceptance Corp., 3.14%, 03/04/2005(9)              A3/BBB                300,000          303,624

Pemex Finance Ltd., 7.80%. 02/15/2013, MBIA                        Aaa/AAA               150,000          176,062
                                                                                                       ----------
                                                                                                          840,741

Chemicals 1.78%

Borden Inc., 7.875%, 02/15/2023                                    B2/BB-                775,000          693,625
Ferro Corp., 9.125%, 01/01/2009                                    Baa3/BBB-             275,000          321,500
                                                                                                       ----------
                                                                                                        1,015,125

Commercial Services 0.43%

Aramark Services Inc., 7.00%, 05/01/2007                           Baa3/BBB-             225,000          246,094

Energy 5.33%

ConocoPhillips Co., 4.75%, 10/15/2012                              A3/A-                 300,000          300,522
Enron Corp.:
  6.75%, 07/01/2005 (5)(6)**                                       NR/NR                 325,000            3,250
  8.25%, 09/15/2012 (5)(6)**                                       NR/NR                 100,000            1,000
Kinder Morgan Energy Partners, LP, 7.30%, 08/15/2033               Baa1/BBB+             350,000          394,903

Northern Border Pipeline, 6.25%, 05/01/2007                        A3/A-                 200,000          216,133
Northern Natural Gas Co., 5.375%, 10/31/2012 (1)                   Baa2/A-               350,000          356,949
Tennessee Gas Pipeline Co., 7.00%, 03/15/2027                      B1/B+                 600,000          616,500
Transcontinental Gas Pipe Line Corp.:
  6.25%, 01/15/2008                                                B1/B+                 325,000          337,188
  Series B, 7.00%, 08/15/2011                                      B1/B+                 750,000          811,875
                                                                                                       ----------
                                                                                                        3,038,320

Hotel - Restaurant - Leisure 8.02%
Carnival Corp., 3.75%, 11/15/2007 (1)                              A3/A-                 400,000          399,500
Circus Circus Enterprises Inc., 7.625%, 07/15/2013                 Ba3/BB-             1,125,000        1,181,250

Hilton Hotels Corp., 7.625%, 05/15/2008                            Ba1/BBB-              550,000          610,500
Hyatt Equities LLC, 6.875%, 06/15/2007 (1)                         Baa3/BBB              150,000          158,864
Mirage Resorts, Inc., 6.75%, 08/01/2007                            Ba1/BB+               875,000          929,688
Park Place Entertainment Corp.:
  8.875%, 09/15/2008                                               Ba2/BB-               700,000          784,000
  7.50%, 09/01/2009                                                Ba1/BB+               125,000          136,563
Royal Caribbean Cruises Ltd., 6.75%, 03/15/2008                    Ba2/BB+               350,000          366,625
                                                                                                       ----------
                                                                                                        4,566,990

Manufacturing 1.86%

Briggs & Stratton Corp., 8.875%, 03/15/2011                        Ba1/BB+               250,000          293,750
Kennametal Inc., 7.20%, 06/15/2012                                 Ba1/BBB               285,000          301,877
Unilever Capital Corp., 7.125%, 11/01/2010                         A1/A+                 400,000          464,278
                                                                                                       ----------
                                                                                                        1,059,905

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
                                                                Bond Rating
                                                                Moody's/S&P            Shares          Market Value
                                                                -----------            ------          ------------
Media - Publishing - Cable 2.48%
AT&T Broadband Corp., 8.375%, 03/15/2013                           Baa3/BBB              300,000        $   364,649
Charter Communications Holdings Capital Corp.,
  11.125%, 01/15/2011                                              Ca/CCC-               625,000            537,500
Time Warner Inc., 9.15%, 02/01/2023                                Baa1/BBB+             400,000            511,133
                                                                                                        -----------
                                                                                                          1,413,282

Medical - Healthcare 0.55%

Tenet Healthcare Corp., 7.375%, 02/01/2013                         B1/BB-                325,000            316,063

Metals 0.42%

Cyprus Amax Minerals Co., 6.625%, 10/15/2005                       Baa3/BBB-             225,000            237,383

Paper & Related Products 1.37%

Georgia - Pacific Corp., 9.875%, 11/01/2021                        Ba3/BB+               750,000            780,000

Research & Development 0.78%

Science Applications International Corp.,
  5.50%, 07/01/2033 (1)                                            A3/A-                 500,000            446,308

Retail 0.35%

Wal-Mart Stores, Inc., 4.55%, 05/01/2013                           Aa2/AA                200,000            196,915

Telecommunications 0.89%

Nortel Networks Ltd., 6.125%, 02/15/2006                           B3/B                  500,000            505,625
Total Industrial
(Cost $16,912,659)                                                                                       17,856,248
-------------------------------------------------------------------------------------------------------------------

Transportation 4.25%

Airlines 4.25%

America West Airlines Inc., Pass - Through Certificates,
  Series 1999-1, Class G, 7.93%, 01/02/2019, AMBAC (4)             Aaa/AAA               155,179            165,513
Continental Airlines, Inc.:
  Pass-Through Certificates, Series 1998-3,
  Class A-3, 6.32%, 11/01/2008 (4)                                 Baa3/A                200,000            197,154
  Pass-Through Certificates, Series 1999-2,
  Class B, 7.566%, 09/15/2021 (4)                                  Ba2/BBB-              179,561            148,854
Delta Air Lines, Inc.:
  10.00%, 08/15/2008 (1)                                           NR/B                  336,000            281,400
  Pass-Through Certificates, Series 2001-1,
  Class A-2, 7.111%, 03/18/2013 (4)                                Baa2/A                300,000            304,922
United Air Lines, Inc.:
  Equipment Trust, Pass-Through Certificates,
  Series 92-A2, 9.35%, 04/07/2016 (5)                              Ca/D                  350,000            133,002
  Pass-Through Certificates, Series 95-A1,
  9.02%, 04/19/2012 (5)                                            Ca/D                2,791,321          1,187,051
                                                                                                        -----------
                                                                                                          2,417,896


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
                                                                Bond Rating
                                                                Moody's/S&P            Shares          Market Value
                                                                -----------            ------          ------------
Total Transportation

(Cost $2,952,949)                                                                                       $ 2,417,896

Utilities 7.61%

Electric - Distribution 2.02%

CE Electric UK Funding Co., 6.995%, 12/30/2007 (1)                 Baa3/BBB-             600,000            629,596


WPD Holdings:

6.875%, 12/15/2007 (1)                                             Baa2/BBB-              50,000             50,969
7.25%, 12/15/2017 (1)                                              Baa2/BBB-             500,000            471,016
                                                                                                        -----------
                                                                                                          1,151,581

Electric - Generation 0.49%

Power Receivable Finance LLC, 6.29%, 01/01/2012 (1)                Baa2/BBB              100,000            101,772

Tenaska Alabama II Partners LP, 6.125%, 03/30/2023 (1)             Baa3/BBB-             175,000            178,511
                                                                                                        -----------
                                                                                                            280,283

Electric - Integrated 4.78%

Centerpoint Energy Inc., 7.25%, 09/01/2010 (1)  Ba1/BBB-                                 200,000            214,478

Duke Energy Corp., 5.30%, 10/01/2015                               A3/A-                 450,000            455,347
Illinois Power Co., 11.50%, 12/15/2010                             B3/B                  800,000            948,000
Indianapolis Power & Light:
  6.30%, 07/01/2013 (1)                                            Baa2/BB+              300,000            308,866
  7.05%, 02/01/2024                                                Baa2/BB+              300,000            304,012
Nevada Power Co.:
  10.875%, 10/15/2009                                              Ba2/NR                175,000            199,281
  9.00%, 08/15/2013 (1)                                            Ba2/BB                150,000            164,625
Power Contract Financing LLC, 6.256%, 02/01/2010(1)                Baa2/BBB              125,000            125,703
                                                                                                        -----------
                                                                                                          2,720,312

Energy 0.32%

MidAmerica Energy Holdings Co., 5.875%, 10/01/2012                 Baa3/BBB-             175,000            182,978
Total Utilities
(Cost $4,080,895)                                                                                         4,335,154
-------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds
(Cost $38,672,519)                                                                                       40,088,576
-------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities,  Collateralized Obligations, &
Mortgage-Backed Securities 19.37%

Asset-Backed Securities 3.81%
Arcadia Automobile Receivables Trust, Series 1999-C,
  Class A3, 7.20%, 06/15/2007                                      Aaa/AAA                70,601             70,840

COMED Transitional Funding Trust, Series 1998-1,
  Class A6, 5.63%, 06/25/2009                                      Aaa/AAA               150,000            160,751

Harley Davidson Motorcycle Trust, Series 2003-3,
  Class A2, 2.76%, 05/15/2011                                      Aaa/AAA               400,000            399,461

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--------------------------------------------------------------------------------

                                                                Bond Rating
                                                                Moody's/S&P            Shares          Market Value
                                                                -----------            ------          ------------
Union Acceptance Corp, Series 2002-A,
  Class A4, 4.59%, 07/08/2008                                      Aaa/AAA              350,000         $  361,400
Vanderbilt Mortgage Finance:
  Series 1996-A, Class A5, 7.425%, 05/07/2026                      Aaa/NR               131,567            138,634
  Series 2002-B, Class B-1, 5.85%, 04/07/2018                      Baa2/BBB             350,000            318,824

Volkswagen Auto Lease Trust, Series 2002-A,
  Class A4, 2.75%, 12/20/2007                                      Aaa/AAA              350,000            353,114
WFS Financial Owner Trust, Series 2002-1,
  Class A4A, 4.87%, 09/20/2009                                     Aaa/AAA              350,000            365,322
                                                                                                        ----------
                                                                                                         2,168,346

Collateralized Debt Obligations 5.60%

CREST Ltd., Series 2003-1A:
  Class A1, 1.72%, 05/28/2018 (1)(4)(7)(9)                         Aaa/AAA              300,000            300,000
  Class D2, 7.332%, 05/28/2032 (1)(4)(7)                           NR/BBB               150,000            140,716
  Class PS, 8.50%, 05/28/2019 (1)(4)(7)(8)                         NR/BB-               800,000            408,000
CREST Ltd., Series 2003-2A:
  Class A1, 1.65%, 12/28/2018 (1)(4)(6)(7)(10)                     Aaa/AAA              300,000            300,000
  Class PS, 6.00%, 12/28/2038 (1)(4)(6)(7)(9)(10)                  NR/NR                620,174            300,003
Diversified REIT Trust, Series 1999-1A,
  Class D, 6.78%, 03/18/2011 (1)(4)(7)                             Baa3/NR              300,000            295,057
I-Preferred Term Securities I Ltd., Subordinate
  Income Notes, 22.00%, 12/04/2032 (1)(4)(6)(7)(8)                 NR/NR                150,000            150,000
Preferred Term Securities VI Ltd., Subordinate
  Income Notes, 24.90%, 07/03/2032 (1)(4)(6)(7)(8)                 NR/NR                250,000            245,075
Preferred Term Securities X Ltd., Subordinate
Income Notes, 19.00%, 07/03/2033 (1)(4)(6)(7)(8)                   NR/NR                350,000            350,000
Preferred Term Securities XI Ltd., Subordinate
  Income Notes, 19.00%, 10/03/2033 (1)(4)(6)(7)(8)                 NR/NR                350,000            350,000
TIAA Real Estate CDO Ltd., Series 2003-1A:
  Class C1, 2.37%, 12/28/2038 (1)(4)(6)(7)(9)                      NR/NR                100,000            100,000
  Class PS, 16.00%, 12/28/2038 (1)(4)(6)(7)(8)                     NR/NR                 25,000            250,000
                                                                                                        ----------
                                                                                                         3,188,851

Collateralized Mortgage Obligations 0.08%

Collateralized Mortgage Securities Corp.,
  Series 1988-4, Class B, 8.75%, 04/20/2019                        NR/AAA                47,747             48,107

Commercial Mortgage-Backed Securities 0.78%

Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(6)(7)             Baa3/BB+             412,282            446,295

Mortgage-Backed Securities 9.10%

ACE Securities Corp., Series 2003-MH1,
  Class A2, 3.28%, 08/15/2003 (1)                                  Aaa/AAA              300,000            284,930
FHLMC:
  Gold Pool #E87866, 5.00%, 02/01/2017                                                  724,468            733,810
  Gold Pool #G00336, 6.00%, 10/01/2024                                                  543,565            562,034

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Statements of Investments
--------------------------------------------------------------------------------

                                                                Bond Rating*
                                                                Moody's/S&P            Shares          Market Value
                                                                -----------            ------          ------------

FNMA:
  Pool #303845, 7.00%, 05/01/2011                                                        141,399          $   150,727
  Pool #625994, 5.00%, 01/01/2017                                                        829,697              840,744
  Pool #254194, 5.00%, 02/01/2017                                                      1,629,349            1,651,197
  Pool #555717, 4.353%, 08/01/2033 (9)                                                   479,746              484,208
GNMA Pool #780019, 9.50%, 12/15/2009                                                     181,190              199,067
Washington Mutual, Series 2003-AR3,
  Class B1, 4.78%, 04/25/2033 (9)                                  Aa2/AA                274,273              274,326
                                                                                                          -----------
                                                                                                            5,181,043

Total Asset-Backed Securities, Collateralized Obligations
& Mortgage-Backed Securities
(Cost $10,742,999)                                                                                         11,032,642
---------------------------------------------------------------------------------------------------------------------

U.S. Government Sponsored Enterprises 0.44%

Freddie Mac, 5.25%, 11/05/2012                                     Aa2/AA-               250,000              250,501

Total U.S. Government Sponsored Enterprises
(Cost $265,302)                                                                                               250,501
---------------------------------------------------------------------------------------------------------------------

Mutual Funds 3.54%

Goldman Sachs Financial Square Prime
  Obligations Fund - FST Shares                                                        2,013,517            2,013,517
Total Mutual Funds
(Cost $2,013,517)                                                                                           2,013,517
---------------------------------------------------------------------------------------------------------------------

Total Investments (Cost $54,252,748)                                                      98.45%          $56,071,536
Other Assets in
  Excess of Liabilities                                                                    1.55%              880,270
                                                                                       ------------------------------
Net Assets                                                                                100.00%         $56,951,806
---------------------------------------------------------------------------------------------------------------------

See Notes to Statements of Investments


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


     Westcore Colorado Tax-Exempt Fund

                                                                Bond Rating*
                                                                Moody's/S&P            Shares          Market Value
                                                                -----------            ------          ------------
Certificates of Participation 4.58%
Colorado Springs School District 11, Facility Corp.,
  Certificates of Participation, Lease Purchase Agreement:
  5.00%, 12/01/2017, Optional 12/01/2008
  @ 100.00, MBIA                                                   Aaa/AAA               220,000        $  233,895
  5.00%, 12/01/2013, Optional 12/01/2008
  @ 100.00, MBIA                                                   Aaa/AAA               265,000           287,801
Eagle County, Certificate of Participation,
  5.20%, 12/01/2012, Optional 12/01/2010
  @ 100.00, MBIA                                                   Aaa/AAA               140,000           155,497
Fremont County, Certificate of Participation,
  Lease Purchase Agreement, 5.125%, 12/15/2012,
  Optional anytime @ 100.00, MBIA                                  Aaa/AAA               500,000           563,830
Larimer County, Certificate of Participation,
  Courthouse & Jail Facilities Lease Purchase Agreement,
  4.75%, 12/15/2009, Optional anytime @ 100.00, FSA                Aaa/AAA               500,000           546,815
Weld County, Certificate of Participation,
  Correctional Facilities Lease Purchase Agreement, 5.35%,
  08/01/2010, Optional anytime @ 100.00, MBIA                      Aaa/AAA               510,000           564,432
Total Certificates of Participation
(Cost $2,183,805)                                                                                        2,352,270
------------------------------------------------------------------------------------------------------------------

General Obligation Bonds 65.09%
County-City-Special District-School District 65.09%
Adams County School District 12, Series A:
  5.00%, 12/15/2016, Optional 12/15/2013
  @ 100.00, FSA                                                    Aaa/AAA               500,000           541,215
  5.00%, 12/15/2020, Optional 12/15/2011
  @ 100.00, MBIA                                                   Aaa/AAA               500,000           520,515
Adams & Arapahoe Counties
Joint School District 28J:
  5.75%, 12/01/2006, MBIA                                          Aaa/AAA               100,000           111,434
  5.35%, 12/01/2015, Escrowed to Maturity                          A1/AA-                260,000           299,616
  5.00%, 12/01/2016, Optional 12/01/2013
  @ 100.00, FSA                                                    Aaa/AAA               300,000           324,654
Adams & Arapahoe Counties School District 29J,
  5.40%, 12/01/2009, Optional 12/01/2006
  @ 100.00, MBIA                                                   Aaa/AAA               100,000           109,376
Adams & Weld Counties School District 27J:
  5.55%, 12/01/2009, Optional 12/01/2006
  @ 100.00, FGIC                                                   Aaa/AAA               250,000           274,523


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Statements of Investments
--------------------------------------------------------------------------------

                                                                Bond Rating*
                                                                Moody's/S&P            Shares          Market Value
                                                                -----------            ------          ------------
  5.50%. 12/01/2016, Optional 12/01/2008
  @ 100.00, FGIC                                                   Aaa/AAA               550,000        $  616,165
Arapahoe County School District 1:
  5.25%, 12/01/2013, Optional 12/01/2008
  @ 100.00, FSA                                                    Aaa/AAA               500,000           549,975
  5.25%, 12/01/2014, FSA                                           Aaa/AAA               500,000           546,580
Arapahoe County School District 2,
  6.75%, 12/01/2004, Escrowed to Maturity                          Aa3/AA-                25,000            26,393
Arapahoe County School District 5,
  5.50%, 12/15/2006                                                Aa1/AA                500,000           554,840
Arapahoe County School District 6:
  5.50%, 12/01/2006                                                Aa2/AA                250,000           277,080
  5.00%, 12/01/2022, Optional 12/01/2012
  @ 100.00, FGIC                                                   Aaa/AAA               500,000           516,205
Archuleta & Hinsdale Counties
Joint School District 50 JT,
  5.50%, 12/01/2014, Optional
  12/01/2006 @ 101.00, MBIA                                        Aaa/AAA               250,000           276,507
Basalt & Rural Fire Protection District,
Eagle & Pitkin Counties,
  5.20%, 12/01/2015, Optional
  12/01/2006 @ 100.00, AMBAC                                       Aaa/AAA               100,000           105,142
Boulder County Open Space Acquisition,
  5.40%, 08/15/2015, Optional
  08/15/2010 @ 100.00                                              Aa1/AA+               500,000           551,875
Boulder & Gilpin Counties,
Boulder Valley School District Re-2:
  5.50%, 12/01/2005, FGIC                                          Aaa/AAA               100,000           107,933
  5.00%, 12/01/2011, Optional 12/01/2007
  @ 100.00, FGIC                                                   Aaa/AAA             1,000,000         1,091,150
  5.125%, 12/01//2017, Optional 12/01/2009 @ 100                   Aa3/AA                300,000           320,256
Carbondale & Rural Fire Protection District,
Garfield, Gunnison & Pitkin Counties,
  5.20%, 12/01/2010, Optional 12/01/2004
  @ 101.00, AMBAC                                                  Aaa/AAA               100,000           104,685
Chaffee County School District R-31,
  5.10%, 12/01/2009, Optional 12/01/2006
  @ 100.00, FSA                                                    Aaa/AAA               150,000           164,874
Chaffee & Fremont Counties School District R-32J,
  5.00%, 12/01/2012, Optional 12/01/2007
  @ 100.00, FSA                                                    Aaa/AAA               425,000           455,944
City & County of Denver Board Water Commissioners,
  5.50%, 10/01/2011                                                Aa1/AA+               250,000           288,650
Clear Creek County School District Re-1:
  5.30%, 12/01/2010, Optional 12/01/2005
  @ 100.00, MBIA                                                   Aaa/AAA               300,000           320,601


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        Statements of Investments
--------------------------------------------------------------------------------

                                                                Bond Rating*
                                                                Moody's/S&P            Shares          Market Value
                                                                -----------            ------          ------------
  5.40%, 12/01/2011, Optional 12/01/2005
  @ 100.00, MBIA                                                   Aaa/AAA               250,000        $  267,655
Denver City & County, 5.25%, 08/01/2005                            Aa1/AA+               500,000           531,915
Douglas & Elbert Counties School District Re-1:
  6.15%, 12/15/2008, Optional
  12/15/2004 @ 101.00, MBIA                                        Aaa/AAA               250,000           264,630
  5.25%, 12/15/2016, Optional
  12/15/2011 @ 100.00, MBIA                                        Aaa/AAA               500,000           548,065
  6.50%, 12/15/2016, Prerefunded
  12/15/2004 @ 101.00                                              Aaa/AAA               500,000           532,605
  5.25%, 12/15/2017, Optional 12/15/2011
  @100.00, MBIA                                                    Aaa/AAA             1,000,000         1,088,910
Eagle, Garfield & Routt Counties School District Re-50J,
  5.25%, 12/01/2015, Optional
  12/01/2009 @101.00, FGIC                                         Aaa/AAA             1,000,000         1,103,050
El Paso County School District 2:
  5.25%, 12/01/2012, Optional
  12/01/2010 @ 100.00, MBIA                                        Aaa/AAA               250,000           276,950
  5.70%, 12/01/2014, Prerefunded
  12/01/2005 @ 100.00                                              A1/NR                 100,000           108,366
El Paso County School District 12:
  5.90%, 09/15/2004                                                Aa1/NR                 80,000            82,979
  5.00%, 09/15/2013                                                Aa1/NR              1,000,000         1,097,790
El Paso County School District 20,
  5.70%, 12/15/2006, FGIC                                          Aaa/AAA               250,000           278,577
El Paso County School District 49:
  5.50%, 12/01/2017, Optional 12/01/2011
  @ 100.00, FGIC                                                   Aaa/AAA               100,000           112,234
  6.75%, 12/01/2004, Optional 06/01/2004
  @ 100.00, MBIA                                                   Aaa/AAA                65,000            66,829
  6.00%, 12/01/2009; Sinking Fund
  12/01/2007 @ 100.00, FSA                                         Aaa/AAA             1,000,000         1,179,050
Evergreen Park & Recreation District:
  5.25%, 12/01/2017, Optional 12/01/2010
  @ 100.00, AMBAC                                                  Aaa/NR                115,000           124,061
  5.10%, 12/01/2014, Optional 06/01/2006
  @ 100.00, AMBAC                                                  Aaa/NR                100,000           103,623
Garfield, Pitkin & Eagle Counties
Roaring Fork School District Re-1:
  5.125%, 12/15/2010, Optional
  12/15/2005 @ 102.00, MBIA                                        Aaa/AAA               500,000           548,850
  6.60%, 12/15/2014, Prerefunded
  06/15/2004 @ 101.00, MBIA                                        Aaa/AAA               250,000           259,845
Grand County, East Grand School District 2,
  5.00%, 12/01/2017, Optional 12/01/2008
  @ 101.00, AMBAC                                                  Aaa/AAA               500,000           533,405

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--------------------------------------------------------------------------------
Statements of Investments
--------------------------------------------------------------------------------

                                                                Bond Rating*
                                                                Moody's/S&P            Shares          Market Value
                                                                -----------            ------          ------------
Greenwood South Metropolitan District, Arapahoe County,
  5.50%, 12/01/2004, MBIA                                          Aaa/AAA               250,000        $  260,772
Gunnison & Saguache Counties, Watershed School
  District Re-1J, 6.00%, 12/01/2005, MBIA                          Aaa/AAA               150,000           163,369
Jefferson County School District R-1:
  5.25%, 12/15/2011, Optional
  12/15/2008 @101.00, FGIC                                         Aaa/AAA               750,000           839,782
  5.50%, 12/15/2014, Optional 12/15/2008
  @101.00, FGIC                                                    Aaa/AAA               525,000           607,194
La Plata County School District 9-R,
  5.25%, 11/01/2020, Optional 11/01/2012
  @ 100.00, MBIA                                                   Aaa/NR                125,000           134,319
Larimer County, Poudre School District R-1:
  5.50%, 12/15/2008                                                Aa3/AA-               500,000           570,915
  5.00%, 12/15/2016, Optional 12/15/2008
  @ 100.00, FSA                                                    Aaa/AAA               700,000           747,852
  6.00%, 12/15/2017, Optional 12/15/2010
  @ 100.00, FGIC                                                   Aaa/AAA             1,000,000         1,176,590
Larimer, Weld, & Boulder Counties,
Thompson School District R2-J:
  5.40%, 12/15/2013, Optional
  06/15/2007 @ 101.00, FGIC                                        Aaa/AAA               500,000           563,285
  5.45%, 12/15/2016, Optional
  06/15/2007 @ 101.00, FGIC                                        Aaa/AAA               250,000           282,067
Mesa County Valley School District 51:
  6.00%, 12/01/2006, MBIA                                          Aaa/AAA             1,000,000         1,121,590
  5.40 %, 12/01/2012, Optional 12/01/2006
  @101.00, MBIA                                                    Aaa/AAA               500,000           551,570
Park County Platte Canyon School District 1,
  4.30%, 12/01/2010, Optional
  12/01/2008 @ 101.00, MBIA                                        Aaa/AAA               250,000           268,260
Pitkin County Open Space Acquisition,
  5.25%, 12/01/2018, Optional 12/01/2010, AMBAC                    Aaa/AAA               340,000           364,426
Poudre Valley Hospital District, Larimer County,
  5.375%, 11/15/2007, Optional Anytime
  upon 30 Days Notice @ 100.00                                     Aa/AA-              1,000,000         1,004,100
Pueblo County School District 70:
  5.00%, 12/01/2011, Optional 12/01/2007
  @ 100.00, AMBAC                                                  Aaa/AAA               225,000           242,172
  5.00%, 12/01/2015                                                Aaa/AAA               165,000           177,627
Pueblo, Pueblo County Limited Tax:
  5.80%, 06/01/2011, Optional
  06/01/2006 @ 100.00, MBIA                                        Aaa/AAA               200,000           217,638
  6.00%, 06/01/2016, Optional
  06/01/2006 @ 100.00, MBIA                                        Aaa/AAA               250,000           273,255
Rio Grande County School
  District C-8, 5.35%, 11/15/2011,

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Statements of Investments
--------------------------------------------------------------------------------

                                                                Bond Rating*
                                                                Moody's/S&P            Shares          Market Value
                                                                -----------            ------          ------------
  Optional 11/15/2005 @ 100.00, FSA                                Aaa/AAA               150,000        $   160,217
Routt County School District Re-2:
  5.05%, 12/01/2013, Optional 12/01/2007
  @ 100.00, MBIA                                                   Aaa/AAA               250,000            267,988
  5.00%, 12/01/2017, Optional 12/01/2007
  @ 100.00, MBIA                                                   Aaa/AAA             1,000,000          1,051,650
San Miguel & Montrose Counties, School District R-2J,
  5.00%, 12/01/2012, Optional
  12/01/2007 @ 100.00, MBIA                                        Aaa/AAA               100,000            106,893
San Miguel County School District R-1, 5.50%,
  12/01/2012, Optional 12/01/2005 @ 101.00, MBIA                   Aaa/AAA               250,000            270,558
South Suburban Park and Recreation District,
Arapahoe, Douglas & Jefferson Counties,
  5.00%, 12/15/2012, Optional 12/15/2008
  @ 100.00, FGIC                                                   Aaa/AAA               250,000            271,300
Summit County School District Re-1,
  6.55%, 12/01/2009, Prerefunded
  12/01/2004 @ 100.00, FGIC                                        Aaa/AAA             1,000,000          1,053,750
Thornton, Adams County, Water,
  4.00%, 12/01/2011, FSA                                           Aaa/AAA               300,000            315,570
Upper San Juan Hospital District, Archuleta,
  Hinsdale & Mineral Counties, 4.65%, 11/01/2013,
  Optional 11/01/2007 @ 100.00, MBIA                               Aaa/AAA               115,000            118,856
Weld County School District Re-4:
  5.30%, 12/01/2010, Optional
  12/01/2006 @ 100.00, MBIA                                        Aaa/AAA               150,000            163,632
  5.00%, 12/01/2012, Optional 12/01/2011
  @ 100.00, MBIA                                                   Aaa/NR                750,000            828,023
  5.45%, 12/01/2016, Optional 12/01/2006
  @ 100.00, MBIA                                                   Aaa/AAA               500,000            547,605
Weld County School District 006, 5.50%, 12/01/2006                 Aa3/AA-               250,000            276,693
Wray Community Hospital District, Yuma County, 5.00%,
  10/15/2011, Optional 10/15/2004 @ 101.00, AMBAC                  Aaa/AAA               250,000            259,525
Total General Obligation Bonds
(Cost $31,348,108)                                                                                       33,424,620
-------------------------------------------------------------------------------------------------------------------
Revenue Bonds 25.37%

Special Tax 14.18%
Arvada Sales & Use Tax Revenue, 5.10%, 12/01/2015,
  Optional 12/01/2008 @ 100.00, FGIC                               Aaa/AAA               100,000            107,814
Boulder County Sales & Use Tax:
  5.75%, 12/15/2004, Prerefunded, Escrowed
  to Maturity, FGIC                                                Aaa/AAA                65,000             68,097
  5.75%, 12/15/2004, FGIC                                          Aaa/AAA               435,000            455,584
Broomfield Sales & Use Tax, 5.20%, 12/01/2017,
  Optional 12/01/2012 @ 100.00, AMBAC                              Aaa/NR                500,000            541,185

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100             Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
Statements of Investments
--------------------------------------------------------------------------------

                                                                Bond Rating*
                                                                Moody's/S&P            Shares          Market Value
                                                                -----------            ------          ------------
Castle Rock, Douglas County Sales & Use Tax,
  5.25%, 06/01/2006, FSA                                           Aaa/AAA               200,000        $  216,962
Colorado Educational & Cultural Facilities Authority,
  Revenue, Auraria, 5.00%, 09/01/2015, Optional
  09/01/2011 @ 100.00, AMBAC                                       Aaa/NR                100,000           107,438
Colorado Health Facilities Authority, Poudre Valley Health,
  Series A, 5.625%, 12/01/2019, Optional 12/01/2009
  @101.00, FSA                                                     Aaa/NR                500,000           553,290
Colorado School of Mines Auxilary Facility Revenue
  Enterprise, 5.25%, 12/01/2020, Optional 12/01/2012
  @ 100.00, AMBAC                                                  Aaa/AAA               505,000           542,966
Denver City & County Excise Tax,
  5.25%, 09/01/2008, FSA                                           Aaa/AAA               500,000           560,035
Douglas County Sales & Use Tax Open Space,
  6.00%, 10/15/2009, FSA                                           Aaa/AAA               500,000           587,730
Greeley, Weld County Sales & Use Tax:
  4.80%, 10/01/2015, Optional 10/01/2008
  @ 100.00, MBIA                                                   Aaa/AAA               250,000           259,935
  5.15%, 10/01/2015, Optional 10/01/2010
  @100.00, MBIA                                                    Aaa/AAA               500,000           537,740
Ignacio, La Plata County Sales Tax,
  4.75%, 12/01/2009, AMBAC                                         NR/AAA                150,000           166,551
Jefferson County Open Space Sales & Use Tax, 5.00%,
  11/01/2012, Optional 11/01/2009 @ 100.00, FGIC                   Aaa/AAA               500,000           545,230
Longmont, Boulder County Sales & Use Tax,
  5.50%, 11/15/2015, Optional 11/15/2010 @ 100.00                  NR/AA                 300,000           339,714
Montrose, Montrose County General Fund Excise Tax
  Revenue, 5.00%, 12/01/2017, Optional 12/01/2008
  @ 100.00, AMBAC                                                  Aaa/AAA               150,000           159,474
Regional Transportation District Sales Tax,
  5.00%, 11/01/2015, Optional @ 11/01/2010
  @ 101.00, FGIC                                                   Aaa/AAA               100,000           107,497
Thornton, Adams County Sales & Use Tax, Open Space
  & Parks, 5.25%, 09/01/2016, Optional 09/01/2011
  @ 100.00, FSA                                                    Aaa/AAA               500,000           546,540
University of Northern Colorado Auxiliary Facilities,
  5.00%, 06/01/2016, Optional 06/01/2011
  @100.00, AMBAC                                                   Aaa/AAA               500,000           532,145
Westminster Sales & Use Tax,
  5.00%, 12/01/2014, Optional 12/01/2011@100.00                    NR/AA                 220,000           239,043
Westminster Colorado Special Purpose Sales & Use Tax
  Post Project, Series B 5.125%, 12/01/2016,
  Optional 12/01/2009 @101.00, FGIC                                Aaa/AAA               100,000           106,879
                                                                                                        ----------
                                                                                                         7,281,849

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Statements of Investments
--------------------------------------------------------------------------------

                                                                Bond Rating*
                                                                Moody's/S&P            Shares          Market Value
                                                                -----------            ------          ------------
Utility 11.19%

Boulder, Boulder County, Water & Sewer:
  5.75%, 12/01/2006, Optional 12/01/2002 @ 100.00  Aa2/AA+                                75,000        $   75,217
  5.50%, 12/01/2011, Optional 12/01/2006 @ 100.00  Aa2/AA+                               500,000           546,800
Broomfield Water Activity Enterprise:
  5.00%, 12/01/2015, Optional 12/01/2012
  @100.00, MBIA                                                    Aaa/NR                350,000           379,641
  5.50%, 12/01/2018, Optional 12/01/2010
  @ 101.00, MBIA                                                   Aaa/NR                500,000           557,280
Colorado Springs, El Paso County Utilities Systems,
  5.75%, 11/15/2010, Optional 11/15/2006 @ 100.00  Aa2/AA                                250,000           274,835
Colorado Water Resources & Power Development Authority,
  Clean Water, 5.40%, 09/01/2011, Optional 09/01/2010
  @100.00                                                          Aaa/AAA               500,000           568,205
Colorado Water Resources & Power Development Authority,
  Drinking Water, 5.00%, 09/01/2017, Optional
  09/01/2012 @100.00                                               Aaa/AAA               500,000           537,080
Colorado Water Resources & Power Development Authority,
  Small Water Resources, 5.70%, 11/01/2015, Optional
  11/01/2010 @ 100.00, FGIC                                        Aaa/AAA               500,000           573,640
Fort Collins, Larimer County Wastewater Utility Enterprise,
  Sewer, 5.375%, 12/01/2009, Optional 12/01/2005
  @ 100.00, FGIC                                                   Aaa/AAA               250,000           267,535
Fort Collins, Larimer County Water Utility Enterprise,
  4.25%, 12/01/2009, Optional 12/01/2008
  @ 100.00, FSA                                                    Aaa/AAA               500,000           534,875
Little Thompson Water District, Larimer, Weld,
  & Boulder Counties, 5.50%, 12/01/2011, Optional
  12/01/2005 @ 101.00, MBIA                                        Aaa/AAA               500,000           541,115
Municipal Subdistrict, Northern Colorado Water
  Conservancy District, 5.25%, 12/01/2015,
  Optional 12/01/2007 @ 101.00, AMBAC                              Aaa/AAA               250,000           271,473
Platte River Power Authority,
  Series DD, 5.75%, 06/01/2004, MBIA                               Aaa/AAA               500,000           511,510
Westminster, Adams County Water & Wastewater Utility
  Enterprise, 6.25%, 12/01/2014, Prerefunded
  12/01/2004 @ 100.00, AMBAC                                       Aaa/AAA               100,000           105,080
                                                                                                        ----------
                                                                                                         5,744,286

Total Revenue Bonds
(Cost $12,165,009)                                                                                      13,026,135
------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
102             Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Statements of Investments
--------------------------------------------------------------------------------

                                                                Bond Rating*
                                                                Moody's/S&P            Shares          Market Value
                                                                -----------            ------          ------------
Mutual Funds 3.07%
Dreyfus Municipal Money Market Fund                                                    1,573,483        $ 1,573,483
Total Mutual Funds
(Cost $1,573,483)                                                                                         1,573,483
------------------------------------------------------------------------------------------------------------------

Total Investments (Cost $47,270,405)                                                      98.11%        $50,376,508
Other Assets in Excess of Liabilities                                                      1.89%            972,326
                                                                                       ----------------------------
Net Assets                                                                               100.00%        $51,348,834
------------------------------------------------------------------------------------------------------------------

Notes to Statements of Investments

**   Non-income producing security.

(1)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration, normally to qualified institutional buyers.

(2) Security exempt from registration under Rule 4(2) of the Securities Act of 1933 and not subject to the Fund's investment limitations in other investment companies.

(3) Security purchased through a private and has certain restrictions on its placement transaction resale, as defined in the securities Act of 1933, and is therfore considered an illiquid investment.

(4) The original maturity date listed herein differs from the expected maturity date due to call or put features or due to the expected schedule of principal payments.

(5)  Issuer is in default.

(6) This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.

(7)  This security is considered illiquid by the investment adviser.

(8) This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

(9) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(10) When - issued security. Cash equivalents are segregated equal to the purchase price.

(11) Issuer is in default, however, the security includes a liquidity facility for a limited time and amount to continue making interest payments as scheduled.


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

--------------------------------------------------------------------------------
        Statements of Assets and Liabilities
--------------------------------------------------------------------------------

Westcore Equity Funds

                                                                                                Westcore                 Westcore
                                                                                                 MIDCO                    Growth
                                                                                               Growth Fund                 Fund
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments at value (cost - see below) - see accompanying statements                        $ 165,703,999             $ 48,772,392
Cash and cash equivalents                                                                                0                        0
Receivable for investments sold                                                                          0                        0
Dividends and interest receivable                                                                   54,256                   43,353
Receivable for fund shares subscribed                                                              253,503                   19,526
Investment for trustee deferred compensation plan                                                  241,635                   10,018
Prepaid and other assets                                                                            52,095                   39,738
-----------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                                   166,305,488               48,885,027
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities
Unrealized depreciation on foreign currency contracts                                                    0                        0
Payable for investments purchased                                                                1,336,344                  636,987
Payable for fund shares redeemed                                                                   407,444                   97,621
Payable for investment advisory fee                                                                 79,620                   21,537
Payable for administration fee                                                                      36,748                   10,645
Payable for trustee deferred compensation plan                                                     241,635                   10,018
Other payables                                                                                      51,146                   12,355
-----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                                2,152,937                  789,163
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                   $ 164,152,551             $ 48,095,864
===================================================================================================================================
Composition of Net Assets
Paid-in capital                                                                              $ 146,860,989             $ 43,342,613
(Over)/Undistributed net investment income                                                        (850,770)                 (67,055)
Accumulated net realized gain / (loss) on investments and foreign currency transactions        (22,376,694)              (1,543,714)
Net unrealized appreciation / (depreciation) on investments and translation of assets and
  liabilities denominated in foreign currencies                                                 40,519,026                6,364,020
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                   $ 164,152,551             $ 48,095,864
===================================================================================================================================
Net Asset Value Per Share
Net Assets                                                                                   $ 164,152,551             $ 48,095,864
Shares of beneficial interest outstanding                                                       25,129,656                4,529,164
Net asset value and redemption price per share                                               $        6.53             $      10.62
-----------------------------------------------------------------------------------------------------------------------------------
Cost of Investments                                                                          $ 125,184,973             $ 42,408,372
===================================================================================================================================

See Notes to Financial Statements


--------------------------------------------------------------------------------
104             Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Statements of Assets and Liabilities
--------------------------------------------------------------------------------


Westcore Equity Funds (continued)

                                                                                                       Westcore          Westcore
                                                                                                        Select         International
                                                                                                         Fund          Frontier Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments at value (cost - see below) - see accompanying statements                                 $  7,619,312     $ 15,479,330
Cash and cash equivalents                                                                                        0           41,277
Receivable for investments sold                                                                                  0          108,262
Unrealized appreciation on receivables/payables from investments                                                 0            1,379
Dividends and interest receivable                                                                            1,687           17,603
Receivable for fund shares                                                                                   1,417            3,994
subscribed
Investment for trustee deferred compensation plan                                                            4,907            3,710
Prepaid and other assets                                                                                    18,176           35,291
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                                             7,645,499       15,690,846
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
Unrealized depreciation on foreign currency contracts                                                            0            1,486
Payable for investments purchased                                                                                0          406,251
Payable for fund shares redeemed                                                                                 0                0
Payable for investment advisory fee                                                                              0            4,984
Payable for administration fee                                                                                 434            3,402
Payable for trustee deferred compensation plan                                                               4.907            3,710
Other payables                                                                                              16,787           12,664
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                                           22,128          432,497
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                            $  7,623,371     $ 15,258,349
====================================================================================================================================
Composition of Net Assets
Paid-in capital                                                                                       $ 11,110,232     $ 24,491,288
(Over)/Undistributed net investment income                                                                 (40,423)           9,583
Accumulated net realized gain/(loss) on investments and foreign currency transactions                   (4,180,423)     (12,525,315)
Net unrealized appreciation / (depreciation) on investments and translation of assets and
  liabilities denominated in foreign currencies                                                            733,985        3,282,793
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                            $  7,623,371     $ 15,258,349
====================================================================================================================================
Net Asset Value Per Share
Net Assets                                                                                            $  7,623,371     $ 15,258,349
Shares of beneficial interest outstanding                                                                  703,960        1,589,452
Net asset value and redemption price per share                                                        $      10.83     $       9.60
------------------------------------------------------------------------------------------------------------------------------------
Cost of Investments                                                                                   $  6,885,327     $ 12,199,112
====================================================================================================================================

See Notes to Financial Statements


--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
        Statements of Assets and Liabilities
--------------------------------------------------------------------------------


Westcore Equity Funds (continued)

                                                                                Westcore            Westcore            Westcore
                                                                               Blue Chip            Mid-Cap             Small-Cap
                                                                                 Fund           Opportunity Fund    Opportunity Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments at value (cost - see below) - see accompanying statements        $ 33,002,665         $ 15,496,360         $ 31,490,751
Cash and cash equivalents                                                               0                    0                    0
Receivable for investments sold                                                         0               67,869              529,129
Dividends and interest receivable                                                  41,542               18,626               21,827
Receivable for fund shares subscribed                                               7,067                5,218              204,217
Investment for trustee deferred                                                    25,467                1,294               19,076
compensation plan
Prepaid and other assets                                                           20,363               22,176               23,530
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                   33,097,104           15,611,543           32,288,530
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
Unrealized depreciation on foreign currency contracts                                   0                    0                    0
Payable for investments purchased                                                 147,859              208,678              716,491
Payable for fund shares redeemed                                                  168,370                    0                    0
Payable for investment advisory fee                                                12,965                4,353               14,009
Payable for administration fee                                                      7,471                3,364                6,823
Payable for trustee deferred compensation plan                                     25,467                1,294               19,076
Other payables                                                                     22,297                5,350               22,595
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                 384,429              223,039              798,994
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   $ 32,712,675         $ 15,388,504         $ 31,509,536
====================================================================================================================================
Composition of Net Assets
Paid-in capital                                                              $ 31,883,916         $ 13,683,675         $ 29,774,104
(Over)/Undistributed net investment income                                         (8,910)             (15,394)             (95,246)
Accumulated net realized gain / (loss)
  on investments and foreign currency transactions                             (3,367,840)            (676,830)          (3,180,978)
Net unrealized appreciation / (depreciation)
  on investments and translation of assets and
  liabilities denominated in foreign currencies                                 4,205,509            2,397,053            5,011,656
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                   $ 32,712,675         $ 15,388,504         $ 31,509,536
====================================================================================================================================
Net Asset Value Per Share
Net Assets                                                                   $ 32,712,675         $ 15,388,504         $ 31,509,536
Shares of beneficial interest outstanding                                       2,997,738            1,081,414            1,046,909
Net asset value and redemption price per share                               $      10.91         $      14.23         $      30.10
------------------------------------------------------------------------------------------------------------------------------------
Cost of Investments                                                          $ 28,797,156         $ 13,099,307         $ 26,479,095
====================================================================================================================================

See Notes to Financial Statements


--------------------------------------------------------------------------------
106             Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Statements of Assets and Liabilities
--------------------------------------------------------------------------------


Westcore Bond Funds

                                                                                    Westcore           Westcore          Westcore
                                                                                    Flexible           Plus Bond         Colorado
                                                                                   Income Fund           Fund        Tax-Exempt Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments at value (cost - see below) - see accompanying statements              $ 33,714,576      $ 56,071,536      $ 50,376,508
Cash and cash equivalents                                                               739,465           601,318                 0
Receivable for investments sold                                                           4,250            19,749                 0
Dividends and interest receivable                                                       508,363           777,988           998,809
Receivable for fund shares subscribed                                                   224,779            78,692            24,534
Investment for trustee deferred compensation plan                                         9,866            27,623            16,079
Prepaid and other assets                                                                 25,959            29,875            23,481
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                         35,227,258        57,606,781        51,439,411
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
Unrealized depreciation on foreign currency contracts                                         0                 0                 0
Payable for investments purchased                                                       942,675           600,000                 0
Payable for fund shares redeemed                                                        142,264                 0            50,485
Payable for investment advisory fee                                                       6,663             1,206             5,064
Payable for administration fee                                                            7,376            12,837            11,725
Payable for trustee deferred compensation plan                                            9,866            27,623            16,079
Other payables                                                                            7,116            13,309             7,224
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                     1,115,960           654,975            90,577
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                         $ 34,111,298      $ 56,951,806      $ 51,348,834
====================================================================================================================================
Composition of Net Assets
Paid-in capital                                                                    $ 33,187,484      $ 55,034,544      $ 48,923,133
(Over)/Undistributed net investment income                                              (54,439)           (6,637)          (36,118)
Accumulated net realized gain / (loss)
  on investments and foreign currency transactions                                     (248,044)          105,111          (644,284)
Net unrealized appreciation / (depreciation)
  on investments and translation of assets and
  liabilities denominated in foreign currencies                                       1,226,297         1,818,788         3,106,103
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                         $ 34,111,298      $ 56,951,806      $ 51,348,834
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share
Net Assets                                                                         $ 34,111,298      $ 56,951,806      $ 51,348,834
Shares of beneficial interest outstanding                                             3,454,657         5,300,588         4,469,811
Net asset value and redemption price per share                                     $       9.87      $      10.74      $      11.49
------------------------------------------------------------------------------------------------------------------------------------
Cost of Investments                                                                $ 32,488,279      $ 54,252,748      $ 47,270,405
====================================================================================================================================

See Notes to Financial Statements


--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
        Statements of Operations
--------------------------------------------------------------------------------


Westcore Equity Funds
For the Six Months Ended November 30, 2003

                                                                                                     Westcore            Westcore
                                                                                                      MIDCO               Growth
                                                                                                   Growth Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                                                                          $    279,545         $   157,811
Interest                                                                                                 37,280               9,847
------------------------------------------------------------------------------------------------------------------------------------
Total Income                                                                                            316,825             167,658
------------------------------------------------------------------------------------------------------------------------------------
Expenses
Investment advisory fees                                                                                471,268             125,885
Administrative fees                                                                                     217,509              58,100
Transfer agent fees                                                                                      95,764              35,017
Fund accounting fees and expenses                                                                        21,432              16,378
Legal fees                                                                                               22,395               7,155
Printing expenses                                                                                        18,250               4,834
Registration fees                                                                                         9,062               5,138
Audit fees                                                                                               10,934               5,642
Custodian fees                                                                                            6,506               3,620
Insurance                                                                                                 8,890               2,360
Trustee fees and expenses                                                                                16,736               4,528
Other                                                                                                     3,620                 904
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before waivers                                                                           902,366             269,561
Expenses waived by:
  Investment adviser                                                                                    (74,256)            (46,842)
  Administrators                                                                                              0                   0
Expenses reimbursed by:
  Investment adviser                                                                                          0                   0
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                                            828,110             222,719
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income/(Loss)                                                                           (511,285)            (55,061)
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) from:
  Investments                                                                                         3,011,212             762,321
  Foreign currency transactions                                                                               0                   0
                                                                                                   ------------         -----------
Net realized gain/(loss)                                                                              3,011,212             762,321
Net change in unrealized appreciation/(depreciation) on:
  Investments                                                                                        17,457,417           4,695,605
  Translation of assets and liabilities demoninated in foreign currencies                                     0                   0
                                                                                                   ------------         -----------
Net change                                                                                           17,457,417           4,695,605
Net Realized and Unrealized Gain/(Loss)                                                              20,468,629           5,457,926
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations                                    $ 19,957,344         $ 5,402,865
====================================================================================================================================

See Notes to Financial Statements


--------------------------------------------------------------------------------
108             Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Statements of Operations
--------------------------------------------------------------------------------


Westcore Equity Funds (continued)
For the Six Months Ended November 30, 2003

                                                                                                      Westcore            Westcore
                                                                                                       Select          International
                                                                                                       Fund            Frontier Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                                                                           $    13,901         $   106,797
Interest                                                                                                    568               3,150
------------------------------------------------------------------------------------------------------------------------------------
Total Income                                                                                             14,469             109,947
------------------------------------------------------------------------------------------------------------------------------------
Expenses
Investment advisory fees                                                                                 23,767              74,442
Administrative fees                                                                                      10,969              18,610
Transfer agent fees                                                                                      15,179              18,893
Fund accounting fees and expenses                                                                        15,174              22,200
Legal fees                                                                                                1,064               1,735
Printing expenses                                                                                           932               1,466
Registration fees                                                                                         6,372               7,108
Audit fees                                                                                                4,756               5,796
Custodian fees                                                                                            1,260               5,904
Insurance                                                                                                   546                 726
Trustee fees and expenses                                                                                   924               1,278
Other                                                                                                       182                 364
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before waivers                                                                            81,125             158,522
Expenses waived by:
  Investment adviser                                                                                    (23,767)            (65,470)
  Administrators                                                                                        (10,969)                  0
Expenses reimbursed by:
  Investment adviser                                                                                     (4,340)                  0
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                                             42,049              93,052
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income/(Loss)                                                                            (27,580)             16,895
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) from:
  Investments                                                                                           409,942             274,566
  Foreign currency transactions                                                                               0             242,966
                                                                                                    -----------         -----------
Net realized gain/(loss)                                                                                409,942             517,532
Net change in unrealized appreciation/(depreciation) on:
  Investments                                                                                           616,985           2,624,686
  Translation of assets and liabilities demoninated in foreign currencies                                     0              84,426
                                                                                                    -----------         -----------
Net change                                                                                              616,985           2,709,112
                                                                                                    -----------         -----------
Net Realized and Unrealized Gain/(Loss)                                                               1,026,927           3,226,644
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations                                     $   999,347         $ 3,243,539
====================================================================================================================================

See Notes to Financial Statements


--------------------------------------------------------------------------------
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


--------------------------------------------------------------------------------
        Statements of Operations
--------------------------------------------------------------------------------

Westcore Equity Funds (continued)
For the Six Months Ended November 30, 2003

                                                                                      Westcore       Westcore          Westcore
                                                                                     Blue Chip        Mid-Cap          Small-Cap
                                                                                       Fund      Opportunity Fund  Opportunity Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                                                          $   203,102      $    64,177      $   123,313
Interest                                                                                 3,305            1,842            4,783
------------------------------------------------------------------------------------------------------------------------------------
Total Income                                                                           206,407           66,019          128,096
------------------------------------------------------------------------------------------------------------------------------------
Expenses
Investment advisory fees                                                               103,160           48,438          153,624
Administrative fees                                                                     47,612           19,375           46,087
Transfer agent fees                                                                     27,115           10,783           26,820
Fund accounting fees and expenses                                                       16,162           16,012           16,368
Legal fees                                                                               6,796            2,046            5,161
Printing expenses                                                                        4,724            1,640            5,338
Registration fees                                                                        6,050            6,550            6,912
Audit fees                                                                               7,448            4,580            8,412
Custodian fees                                                                           1,960            1,484            2,486
Insurance                                                                                2,184              626            2,000
Trustee fees and expenses                                                                4,806            1,470            5,302
Other                                                                                    1,086              964              902
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before waivers                                                          229,103          113,968          279,412
Expenses waived by:
  Investment adviser                                                                   (46,589)         (33,201)         (79,701)
  Administrators                                                                             0                0                0
Expenses reimbursed by:
  Investment adviser                                                                         0                0                0
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                           182,514           80,767          199,711
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income/(Loss)                                                            23,893          (14,748)         (71,615)
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) from:
  Investments                                                                          807,428          435,460        2,531,756
  Foreign currency transactions                                                              0                0                0
                                                                                   -------------------------------------------------
Net realized gain/(loss)                                                               807,428          435,460        2,531,756
Net change in unrealized appreciation/(depreciation) on:
  Investments                                                                        2,634,728        1,861,352        4,018,249
  Translation of assets and liabilities demoninated in foreign currencies                    0                0                0
                                                                                   -------------------------------------------------
Net change                                                                           2,634,728        1,861,352        4,018,249
Net Realized and Unrealized Gain/(Loss)                                              3,442,156        2,296,812        6,550,005
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations                    $ 3,466,049      $ 2,282,064      $ 6,478,390
====================================================================================================================================

See Notes to Financial Statements


--------------------------------------------------------------------------------
110             Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Statements of Operations
--------------------------------------------------------------------------------


Westcore Bond Funds
For the Six Months Ended November 30, 2003

                                                                                  Westcore        Westcore          Westcore
                                                                                  Flexible        Plus Bond         Colorado
                                                                                Income Fund         Fund         Tax-Exempt Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                                                       $   182,693      $    81,819      $         0
Interest                                                                            621,958        1,645,684        1,124,407
------------------------------------------------------------------------------------------------------------------------------------
Total Income                                                                        804,651        1,727,503        1,124,407
------------------------------------------------------------------------------------------------------------------------------------
Expenses
Investment advisory fees                                                             44,735          118,601          131,781
Administrative fees                                                                  29,823           79,067           79,068
Transfer agent fees                                                                  14,894           19,316           20,061
Fund accounting fees and expenses                                                    18,564           22,110           21,470
Legal fees                                                                            2,403           17,945           15,004
Printing expenses                                                                     2,002            8,338            8,432
Registration fees                                                                     5,176            7,092              916
Audit fees                                                                            4,506            6,472            5,744
Custodian fees                                                                          916            3,304            3,326
Insurance                                                                               786            3,502            3,640
Trustee fees and expenses                                                             1,696            7,114            7,310
Other                                                                                   262            1,626            1,626
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before waivers                                                       125,763          294,487          298,378
Expenses waived by:
  Investment adviser                                                                (41,264)        (118,601)        (127,063)
  Administrators                                                                          0          (30,914)               0
Expenses reimbursed by:
  Investment adviser                                                                      0                0                0
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                         84,499          144,972          171,315
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income/(Loss)                                                        720,152        1,582,531          953,092
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) from:
  Investments                                                                        (2,465)         404,774          (32,194)
  Foreign currency transactions                                                           0                0                0
                                                                                ----------------------------------------------------
Net realized gain/(loss)                                                             (2,465)         404,774          (32,194)
Net change in unrealized appreciation/(depreciation) on:
  Investments                                                                     1,446,203            3,073       (1,147,111)
  Translation of assets and liabilities demoninated in foreign currencies                 0                0                0
                                                                                ----------------------------------------------------
Net change                                                                        1,446,203            3,073       (1,147,111)
Net Realized and Unrealized Gain/(Loss)                                           1,443,738          407,847       (1,179,305)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations                 $ 2,163,890      $ 1,990,378      $  (226,213)
====================================================================================================================================

See Notes to Financial Statements


--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
        Statements of Changes in Net Assets
--------------------------------------------------------------------------------


Westcore MIDCO Growth Fund

                                                                                               Six Months Ended         Year Ended
                                                                                             November 30, 2003(1)      May 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income/(loss)                                                                    $    (511,285)        $    (542,418)
Net realized gain/(loss) from investment transactions                                               3,011,212              (475,117)
Change in unrealized net appreciation or (depreciation) of investments                             17,457,417               421,716
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                                    19,957,344              (595,819)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions
  From net investment income                                                                                0                     0
  From net realized gain from investment transactions                                                       0                     0
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                                                     0                     0
------------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions (Note 2)
Shares sold                                                                                        27,469,363            23,977,680
Shares issued in reinvestment of dividends and distributions                                                0                     0
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   27,469,363            23,977,680
Shares redeemed                                                                                    (7,587,209)          (13,530,314)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions                                      19,882,154            10,447,366
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                                                         3,598                 7,456
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                                              39,843,096             9,859,003
Net Assets:
Beginning of period                                                                               124,309,455           114,450,452
------------------------------------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
  income of ($850,770) and ($339,485), respectively)                                            $ 164,152,551         $ 124,309,455
====================================================================================================================================

(1) Unaudited

See Notes to Financial Statements


--------------------------------------------------------------------------------
112             Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Statements of Changes in Net Assets
--------------------------------------------------------------------------------


Westcore Growth Fund

                                                                                               Six Months Ended         Year Ended
                                                                                              November 30, 2003(1)     May 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income/(loss)                                                                      $    (55,061)        $    (43,858)
Net realized gain/(loss) from investment transactions                                                  762,321           (1,950,878)
Change in unrealized net appreciation or (depreciation) of investments                               4,695,605             (593,135)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                                      5,402,865           (2,587,871)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions
  From net investment income                                                                                 0                    0
  From net realized gain from investment transactions                                                        0                    0
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                                                      0                    0
------------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions (Note 2)
Shares sold                                                                                         13,459,503           16,206,863
Shares issued in reinvestment of dividends and distributions                                                 0                    0
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    13,459,503           16,206,863
Shares redeemed                                                                                     (3,634,487)          (6,595,219)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions                                        9,825,016            9,611,644
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                                                          3,534               13,746
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                                               15,231,415            7,037,519
Net Assets:
Beginning of period                                                                                 32,864,449           25,826,930
------------------------------------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
  income of ($67,055) and ($11,994), respectively)                                                $ 48,095,864         $ 32,864,449
====================================================================================================================================

(1) Unaudited.

See Notes to Financial Statements


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        Statements of Changes in Net Assets
--------------------------------------------------------------------------------


Westcore Select Fund

                                                                                                Six Months Ended        Year Ended
                                                                                              November 30, 2003(1)     May 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income/(loss)                                                                      $   (27,580)         $    (53,836)
Net realized gain/(loss) from investment transactions                                                 409,942            (1,595,559)
Change in unrealized net appreciation or (depreciation) of investments                                616,985            (1,099,241)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                                       999,347            (2,748,636)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions
  From net investment income                                                                                0                     0
  From net realized gain from investment transactions                                                       0                     0
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                                                     0                     0
------------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions (Note 2)
Shares sold                                                                                           340,557             1,412,758
Shares issued in reinvestment of dividends and distributions                                                0                     0
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      340,557             1,412,758
Shares redeemed                                                                                    (1,039,496)           (6,212,985)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions                                        (698,939)           (4,800,227)
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                                                           141                   827
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                                                 300,549            (7,548,036)
Net Assets:
Beginning of period                                                                                 7,322,822            14,870,858
------------------------------------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
  income of ($40,423) and ($12,843), respectively)                                                $ 7,623,371          $  7,322,822
====================================================================================================================================

(1) Unaudited.

See Notes to Financial Statements


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

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        Statements of Changes in Net Assets
--------------------------------------------------------------------------------


Westcore International Frontier Fund

                                                                                                Six Months Ended        Year Ended
                                                                                              November 30, 2003(1)     May 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income/(loss)                                                                      $     16,895         $     23,860
Net realized gain/(loss) from investments and foreign currency transactions                            517,532           (1,783,018)
Change in unrealized net appreciation or (depreciation) of investments                               2,709,112            1,205,571
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                                      3,243,539             (553,587)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions
  From net investment income                                                                                 0                    0
  From net realized gain from investment transactions                                                        0                    0
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                                                      0                    0
------------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions (Note 2)
Shares sold                                                                                          4,283,974            3,705,595
Shares issued in reinvestment of dividends and distributions                                                 0                    0
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     4,283,974            3,705,595
Shares redeemed                                                                                     (2,280,591)          (4,873,630)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions                                        2,003,383           (1,168,035)
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                                                         29,606               30,804
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                                                5,276,528           (1,690,818)
Net Assets:
Beginning of period                                                                                  9,981,821           11,672,639
------------------------------------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
  income of $9,583 and ($7,312), respectively)                                                    $ 15,258,349         $  9,981,821
====================================================================================================================================

(1) Unaudited.

See Notes to Financial Statements


--------------------------------------------------------------------------------
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        Statements of Changes in Net Assets
--------------------------------------------------------------------------------


Westcore Blue Chip Fund

                                                                                              Six Months Ended          Year Ended
                                                                                             November 30, 2003(1)      May 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income/(loss)                                                                      $     23,893         $    145,928
Net realized gain/(loss) from investment transactions                                                  807,428           (3,546,830)
Change in unrealized net appreciation or (depreciation) of investments                               2,634,728           (2,073,948)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                                      3,466,049           (5,474,850)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions
  From net investment income                                                                            (2,812)            (201,442)
  From net realized gain from investment transactions                                                        0                    0
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                                                 (2,812)            (201,442)
------------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions (Note 2)
Shares sold                                                                                            548,356            1,299,753
Shares issued in reinvestment of dividends and distributions                                             2,731              198,004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       551,087            1,497,757
Shares redeemed                                                                                     (2,083,865)          (7,651,080)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions                                       (1,532,778)          (6,153,323)
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                                                            185                   90
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                                                1,930,644          (11,829,525)
Net Assets:
Beginning of period                                                                                 30,782,031           42,611,556
------------------------------------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
  income of ($8,910) and ($29,991), respectively)                                                 $ 32,712,675         $ 30,782,031
====================================================================================================================================

(1) Unaudited.

See Notes to Financial Statements


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116             Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Statements of Changes in Net Assets
--------------------------------------------------------------------------------


Westcore Mid-Cap Opportunity Fund

                                                                                               Six Months Ended         Year Ended
                                                                                              November 30, 2003(1)     May 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income/(loss)                                                                      $    (14,748)        $      2,941
Net realized gain/(loss) from investment transactions                                                  435,460             (831,540)
Change in unrealized net appreciation or (depreciation) of investments                               1,861,352               77,628
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                                      2,282,064             (750,971)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions
  From net investment income                                                                                 0               (2,911)
  From net realized gain from investment transactions                                                        0                    0
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                                                      0               (2,911)
------------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions (Note 2)
Shares sold                                                                                          2,791,228            3,249,118
Shares issued in reinvestment of dividends and distributions                                                 0                2,862
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     2,791,228            3,251,980
Shares redeemed                                                                                       (320,401)          (1,143,045)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions                                        2,470,827            2,108,935
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                                                          1,013                  773
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                                                4,753,904            1,355,826
Net Assets:
Beginning of period                                                                                 10,634,600            9,278,774
------------------------------------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
  income of ($15,394) and ($646), respectively)                                                   $ 15,388,504         $ 10,634,600
====================================================================================================================================

(1) Unaudited.

See Notes to Financial Statements


--------------------------------------------------------------------------------
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        Statements of Changes in Net Assets
--------------------------------------------------------------------------------


Westcore Small-Cap Opportunity Fund

                                                                                             Six Months Ended           Year Ended
                                                                                            November 30, 2003(1)       May 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income/(loss)                                                                      $    (71,615)        $    (66,909)
Net realized gain/(loss) from investment transactions                                                2,531,756           (3,507,659)
Change in unrealized net appreciation or (depreciation) of investments                               4,018,249           (1,764,256)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                                      6,478,390           (5,338,824)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions
  From net investment income                                                                                 0                    0
  From net realized gain from investment transactions                                                        0                    0
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                                                      0                    0
------------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions (Note 2)
Shares sold                                                                                         11,645,432            9,911,499
Shares issued in reinvestment of dividends and distributions                                                 0                    0
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    11,645,432            9,911,499
Shares redeemed                                                                                    (13,527,407)         (17,708,078)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions                                       (1,881,975)          (7,796,579)
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                                                         13,738                4,848
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                                                4,610,153          (13,130,555)
Net Assets:
Beginning of period                                                                                 26,899,383           40,029,938
------------------------------------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
  income of ($95,246) and ($23,631), respectively)                                                $ 31,509,536         $ 26,899,383
====================================================================================================================================

(1) Unaudited.

See Notes to Financial Statements


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118             Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Statements of Changes in Net Assets
--------------------------------------------------------------------------------


Westcore Flexible Income Fund

                                                                                                Six Months Ended        Year Ended
                                                                                               November 30, 2003(1)    May 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income/(loss)                                                                      $    720,152         $    629,162
Net realized gain/(loss) from investment transactions                                                   (2,465)            (204,755)
Change in unrealized net appreciation or (depreciation) of investments                               1,446,203              (66,051)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                                      2,163,890              358,356
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions
  From net investment income                                                                          (754,290)            (637,024)
  From net realized gain from investment transactions                                                        0                    0
  Tax return of capital                                                                                      0              (44,980)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                                               (754,290)            (682,004)
------------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions (Note 2)
Shares sold                                                                                         26,971,683            3,230,837
Shares issued in reinvestment of dividends and distributions                                           701,206              598,819
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    27,672,889            3,829,656
Shares redeemed                                                                                     (4,759,828)          (4,105,796)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions                                       22,913,061             (276,140)
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                                                         62,554                3,887
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                                               24,385,215             (595,901)
Net Assets:
Beginning of period                                                                                  9,726,083           10,321,984
------------------------------------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
  income of ($54,439) and ($20,301), respectively)                                                $ 34,111,298         $  9,726,083
====================================================================================================================================

(1) Unaudited.

See Notes to Financial Statements


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        Statements of Changes in Net Assets
--------------------------------------------------------------------------------


Westcore Plus Bond Fund

                                                                                               Six Months Ended         Year Ended
                                                                                              November 30, 2003(1)     May 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income/(loss)                                                                      $  1,582,531         $  3,293,415
Net realized gain/(loss) from investment transactions                                                  404,774              433,079
Change in unrealized net appreciation or (depreciation) of investments                                   3,073            1,389,463
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                                      1,990,378            5,115,957
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions
  From net investment income                                                                        (1,568,607)          (3,359,030)
  From net realized gain from investment transactions                                                        0                    0
  Tax return of capital                                                                                      0             (167,320)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                                             (1,568,607)          (3,526,350)
------------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions (Note 2)
Shares sold                                                                                          5,813,028            4,460,334
Shares issued in reinvestment of dividends and distributions                                         1,486,578            3,348,931
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     7,299,606            7,809,265
Shares redeemed                                                                                     (3,496,736)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions                                        3,802,870           (2,954,554)
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                                                            376               32,109
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                                                4,225,017           (1,332,838)
Net Assets:
Beginning of period                                                                                 52,726,789           54,059,627
------------------------------------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
  income of ($6,637) and ($20,561), respectively)                                                 $ 56,951,806         $ 52,726,789
====================================================================================================================================

(1) Unaudited.

See Notes to Financial Statements


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

--------------------------------------------------------------------------------
        Statements of Changes in Net Assets
--------------------------------------------------------------------------------


Westcore Colorado Tax-Exempt Fund

                                                                                                Six Months Ended        Year Ended
                                                                                              November 30, 2003(1)     May 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income/(loss)                                                                      $    953,092         $  1,840,773
Net realized gain/(loss) from investment transactions                                                  (32,194)               6,373
Change in unrealized net appreciation or (depreciation) of investments                              (1,147,111)           2,421,404
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                                       (226,213)           4,268,550
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions
  From net investment income                                                                          (972,043)          (1,863,089)
  From net realized gain from investment transactions                                                        0                    0
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                                               (972,043)          (1,863,089)
------------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions (Note 2)
Shares sold                                                                                          5,064,960           17,090,705
Shares issued in reinvestment of dividends and distributions                                           712,232            1,434,653
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     5,777,192           18,525,358
Shares redeemed                                                                                     (8,698,023)         (10,980,371)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions                                       (2,920,831)           7,544,987
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                                                          6,868                2,142
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                                               (4,112,219)           9,952,590
Net Assets:
Beginning of period                                                                                 55,461,053           45,508,463
------------------------------------------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
  income of ($36,118) and ($17,167), respectively)                                                $ 51,348,834         $ 55,461,053
====================================================================================================================================

(1) Unaudited.

See Notes to Financial Statements


--------------------------------------------------------------------------------
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        Financial Highlights
--------------------------------------------------------------------------------


Westcore MIDCO Growth Fund

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                                                                   Six Months Ended
                                                                                                                     November 30,
                                                                                                                        2003(3)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of the period                                                                           $      5.69
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income/(loss)                                                                                              (0.02)
Net realized and unrealized gain/(loss) on investments                                                                     0.86
------------------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from investment operations                                                                             0.84
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions
From net investment income                                                                                                (0.00)
From net realized gain from investment transactions                                                                       (0.00)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                       (0.00)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                                                                                     $      6.53
------------------------------------------------------------------------------------------------------------------------------------
Total return                                                                                                              14.76%
====================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                                                            $   164,153
====================================================================================================================================
Ratio of expenses to average net assets                                                                                    1.15%(2)
====================================================================================================================================
Ratio of expenses to average net assets without fee waivers                                                                1.24%(2)
====================================================================================================================================
Ratio of net investment income/(loss) to average net assets                                                               (0.71)%(2)
====================================================================================================================================
Ratio of net investment income/(loss) to average net assets without fee waivers                                           (0.80)%(2)
====================================================================================================================================
Portfolio turnover rate(1)                                                                                                15.83%
====================================================================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2003 were $41,615,021 and $21,798,438, respectively.

(2)  Annualized.

(3)  Unaudited.

See Notes to Financial Statements


--------------------------------------------------------------------------------
122             Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

    Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
      May 31,         May 31,         May 31,         May 31,         May 28,
       2003            2002            2001            2000            1999
--------------------------------------------------------------------------------
$     5.81      $      5.97       $     18.09     $     20.03     $      20.54
--------------------------------------------------------------------------------
     (0.02)           (0.05)            (0.06)          (0.17)           (0.23)
     (0.10)           (0.11)            (2.10)           7.08             2.22
--------------------------------------------------------------------------------
     (0.12)           (0.16)            (2.16)           6.91             1.99
--------------------------------------------------------------------------------
     (0.00)           (0.00)            (0.00)          (0.00)           (0.00)
     (0.00)           (0.00)            (9.96)          (8.85)           (2.50)
--------------------------------------------------------------------------------
     (0.00)           (0.00)            (9.96)          (8.85)           (2.50)
--------------------------------------------------------------------------------
$     5.69      $      5.81       $      5.97     $     18.09     $      20.03
================================================================================
     (2.07)%          (2.68)%          (14.81)%         35.63%           11.87%
================================================================================

$  124,309      $   114,450       $   146,441     $   232,354     $    277,924
================================================================================
      1.15%            1.15%             1.15%           1.15%            1.15%
================================================================================
      1.41%            1.33%             1.27%           1.21%            1.19%
================================================================================
     (0.57)%          (0.75)%           (0.72)%         (0.81)%          (0.63)%
================================================================================
     (0.83)%          (0.92)%           (0.84)%         (0.87)%          (0.68)%
================================================================================
     49.48%           67.04%           190.77%         117.65%          116.46%
================================================================================


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        Financial Highlights
--------------------------------------------------------------------------------


Westcore Growth Fund

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                                                             Six Months Ended
                                                                                                              November 30,
                                                                                                                 2003(6)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of the period                                                                    $        9.25
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income/(loss)                                                                                         (0.01)
Net realized and unrealized gain/(loss) on investments                                                                1.38
------------------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from investment operations                                                                        1.37
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions
From net investment income                                                                                           (0.00)
From net realized gain from investment transactions                                                                  (0.00)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                  (0.00)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                                                                              $       10.62
====================================================================================================================================
Total return                                                                                                         14.81%
====================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                                                     $      48,096
====================================================================================================================================
Ratio of expenses to average net assets                                                                               1.15%(5)
====================================================================================================================================
Ratio of expenses to average net assets without fee waivers                                                           1.39%(5)
====================================================================================================================================
Ratio of net investment income/(loss) to average net assets                                                          (0.28)%(5)
====================================================================================================================================
Ratio of net investment income/(loss) to average net assets without fee waivers                                      (0.52)%(5)
====================================================================================================================================
Portfolio turnover rate(1)                                                                                           11.95%
====================================================================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2003 were $13,040,744 and $4,414,306, respectively.

(2) Per share amounts calculated based on the average shares outstanding during the period.

(3)  Less than $.005 per share.

(4) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

(5)  Annualized.

(6)  Unaudited.

See Notes to Financial Statements


--------------------------------------------------------------------------------
124             Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

Year Ended       Year Ended        Year Ended       Year Ended        Year Ended
  May 31,          May 31,           May 31,          May 31,           May 28,
   2003             2002              2001             2000              1999(2)
--------------------------------------------------------------------------------
$ 10.48          $ 12.14           $ 15.24          $ 12.30           $ 13.74
--------------------------------------------------------------------------------
  (0.01)           (0.03)            (0.04)           (0.06)             0.00(3)
  (1.22)           (1.53)            (0.73)            5.27              0.66
--------------------------------------------------------------------------------
  (1.23)           (1.56)            (0.77)            5.21              0.66
--------------------------------------------------------------------------------
  (0.00)           (0.00)            (0.00)           (0.01)            (0.01)
  (0.00)           (0.10)            (2.33)           (2.26)            (2.09)
--------------------------------------------------------------------------------
  (0.00)           (0.10)            (2.33)           (2.27)            (2.10)
--------------------------------------------------------------------------------
$  9.25          $ 10.48           $ 12.14          $ 15.24           $ 12.30
================================================================================
 (11.74)%         (12.86)%           (5.54)%          44.88%(4)          6.25%
================================================================================

$32,864          $25,827           $16,864          $16,157           $12,789
================================================================================
   1.15%            1.15%             1.15%            1.15%             1.15%
================================================================================
   1.52%            1.61%             1.64%            1.73%             1.75%
================================================================================
  (0.17)%          (0.38)%           (0.37)%          (0.46)%            0.02%
================================================================================
  (0.54)%          (0.85)%           (0.86)%          (1.04)%           (0.58)%
================================================================================
  41.19%           49.09%            65.07%           81.19%            72.59%
================================================================================


--------------------------------------------------------------------------------
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

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        Financial Highlights
--------------------------------------------------------------------------------


Westcore Select Fund

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                                                           Six Months Ended
                                                                                                              November 30,
                                                                                                                2003(5)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of the period                                                                   $       9.46
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income/(loss)                                                                                       (0.04)
Net realized and unrealized gain/(loss) on investments                                                              1.41
------------------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from investment operations                                                                      1.37
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions
From net investment income                                                                                         (0.00)
From net realized gain from investment transactions                                                                (0.00)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                (0.00)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                                                                             $      10.83
====================================================================================================================================
Total return                                                                                                       14.48%
====================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                                                    $      7,623
====================================================================================================================================
Ratio of expenses to average net assets                                                                             1.15%(2)
====================================================================================================================================
Ratio of expenses to average net assets without fee waivers                                                         2.22%(2)
====================================================================================================================================
Ratio of net investment income/(loss) to average net assets                                                        (0.75)%(2)
====================================================================================================================================
Ratio of net investment income/(loss) to average net assets without fee waivers                                    (1.82)%(2)
====================================================================================================================================
Portfolio turnover rate(1)                                                                                         30.41%
====================================================================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2003 were $2,195,567 and $2,854,273, respectively.

(2)  Annualized.

(3)  Less than ($.005) per share.

(4) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

(5)  Unaudited.

*    For the period October 1, 1999 (inception of offering) to May 31, 2000.

See Notes to Financial Statements


--------------------------------------------------------------------------------
126             Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

Year Ended          Year Ended            Year Ended             Period Ended
 May 31,             May 31,               May 31,                 May 31,
  2003                2002                  2001                    2000*
--------------------------------------------------------------------------------
$ 11.43            $ 12.73                $ 22.48                $  10.00
--------------------------------------------------------------------------------
 (0.08)              (0.09)                  0.06                   (0.00)(3)
 (1.89)              (1.21)                  0.68                   13.29
--------------------------------------------------------------------------------
 (1.97)              (1.30)                  0.74                   13.29
--------------------------------------------------------------------------------
 (0.00)              (0.00)                 (0.08)                  (0.01)
 (0.00)              (0.00)                (10.41)                  (0.80)
--------------------------------------------------------------------------------
 (0.00)              (0.00)                (10.49)                  (0.81)
--------------------------------------------------------------------------------
$ 9.46             $ 11.43                $ 12.73                $  22.48
================================================================================
(17.24)%            (10.21)%                 6.03%(4)              134.33%(4)
================================================================================

$7,323             $14,871                $31,617                $ 36,037
================================================================================
  1.15%               1.15%                  1.15%                   1.15%(2)
================================================================================
  2.19%               1.59%                  1.43%                   1.39%(2)
================================================================================
 (0.59)%             (0.47)%                 0.17%                  (0.02)%(2)
================================================================================
 (1.63)%             (0.91)%                (0.11)%                 (0.26)%(2)
================================================================================
105.70%            1152.79%               1532.62%                1142.65%
================================================================================


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        Financial Highlights
--------------------------------------------------------------------------------


Westcore International Frontier Fund

Selected data for a share of beneficial interest outstanding throughout the period indicated. Six Months Ended

                                                                                                                  November 30,
                                                                                                                   2003(4)(5)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of the period                                                                        $        7.38
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income/(loss)                                                                                              0.01
Net realized and unrealized gain/(loss) on investments                                                                    2.21
------------------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from investment operations                                                                            2.22
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions
From net investment income                                                                                               (0.00)
From net realized gain from investment transactions                                                                      (0.00)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                      (0.00)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                                                                                  $        9.60
====================================================================================================================================
Total return                                                                                                             30.08%
====================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                                                         $      15,258
====================================================================================================================================
Ratio of expenses to average net assets                                                                                   1.50%(2)
====================================================================================================================================
Ratio of expenses to average net assets without fee waivers                                                               2.54%(2)
====================================================================================================================================
Ratio of net investment income/(loss) to average net assets                                                               0.27%(2)
====================================================================================================================================
Ratio of net investment income/(loss) to average net assets without fee waivers                                          (0.77)%(2)
====================================================================================================================================
Portfolio turnover rate(1)                                                                                               23.72%
====================================================================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2003 were $4,704,237 and $2,783,613, respectively.

(2)  Annualized.

(3) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

(4)  Unaudited.

*    For the period December 15, 1999 (inception of offering) to May 31, 2000.

See Notes to Financial Statements


--------------------------------------------------------------------------------
128             Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

Year Ended          Year Ended            Year Ended             Period Ended
  May 31,             May 31,               May 31,                May 31,
   2003                2002                  2001                   2000*
--------------------------------------------------------------------------------
$ 7.49              $  8.69               $ 11.60                $ 10.00
--------------------------------------------------------------------------------
  0.01                (0.11)                (0.02)                  0.03
 (0.12)               (1.09)                (2.56)                  1.58
--------------------------------------------------------------------------------
 (0.11)               (1.20)                (2.58)                  1.61
--------------------------------------------------------------------------------
 (0.00)               (0.00)                (0.02)                 (0.01)
 (0.00)               (0.00)                (0.31)                 (0.00)
--------------------------------------------------------------------------------
 (0.00)               (0.00)                (0.33)                 (0.01)
--------------------------------------------------------------------------------
$ 7.38              $  7.49               $  8.69                $ 11.60
================================================================================
 (1.47)%             (13.91)%              (22.56)%                16.12%(3)
================================================================================

$9,982              $11,673               $30,902                $21,613
================================================================================
  1.50%                1.50%                 1.50%                  1.50%(2)
================================================================================
  3.27%                2.35%                 2.03%                  2.08%(2)
================================================================================
  0.28%               (0.75)%               (0.16)%                 0.39%(2)
================================================================================
 (1.49)%              (1.60)%               (0.69)%                (0.19)%(2)
================================================================================
 42.73%              114.55%                61.28%                 93.31%
================================================================================


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--------------------------------------------------------------------------------
        Financial Highlights
--------------------------------------------------------------------------------

Westcore Blue Chip Fund

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                                                                   Six Months Ended
                                                                                                                     November 30,
                                                                                                                       2003(4)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - beginning of the period                                                                            $     9.79
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income/(loss)                                                                                               0.01
Net realized and unrealized gain/(loss) on investments                                                                     1.11
------------------------------------------------------------------------------------------------------------------------------------
Total income/(loss) from investment operations                                                                             1.12
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions
From net investment income                                                                                                (0.00)(3)
From net realized gain from investment transactions                                                                       (0.00)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                       (0.00)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                                                                                      $    10.91
====================================================================================================================================
Total return                                                                                                              11.45%
====================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                                                             $   32,713
====================================================================================================================================
Ratio of expenses to average net assets                                                                                    1.15%(2)
====================================================================================================================================
Ratio of expenses to average net assets without fee waivers                                                                1.44%(2)
====================================================================================================================================
Ratio of net investment income/(loss) to average net assets                                                                0.15%(2)
====================================================================================================================================
Ratio of net investment income/(loss) to average net assets
  without fee waivers                                                                                                    (0.14)%(2)
====================================================================================================================================
Portfolio turnover rate(1)                                                                                                26.45%
====================================================================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2003 were $8,156,360 and $8,940,651, respectively.

(2)  Annualized.

(3)  Less than ($.005) per share.

(4)  Unaudited.

See Notes to Financial Statements


--------------------------------------------------------------------------------
130             Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

   Year Ended     Year Ended     Year Ended     Year Ended      Year Ended
     May 31,        May 31,        May 31,        May 31,        May 28,
      2003           2002           2001           2000           1999
--------------------------------------------------------------------------------
    $ 11.28         $13.65         $14.73         $17.23         $18.81
--------------------------------------------------------------------------------

       0.04           0.03           0.05           0.00           0.04
      (1.47)         (1.57)          0.90           0.02           1.07
      (1.43)         (1.54)          0.95           0.02           1.11
--------------------------------------------------------------------------------

      (0.06)         (0.03)         (0.04)         (0.00)         (0.07)
      (0.00)         (0.80)         (1.99)         (2.52)         (2.62)
--------------------------------------------------------------------------------
      (0.06)         (0.83)         (2.03)         (2.52)         (2.69)
--------------------------------------------------------------------------------
    $  9.79         $11.28         $13.65         $14.73         $17.23
================================================================================
     (12.63)%       (11.33)%         7.88%          1.01%          7.42%

    $ 30,782        $42,612        $51,569        $51,892        $69,354
================================================================================
       1.15%          1.15%          1.15%          1.15%          1.15%
================================================================================
       1.52%          1.33%          1.29%          1.28%          1.25%
================================================================================
       0.47%          0.23%          0.35%          0.02%          0.19%
================================================================================

       0.10%          0.05%          0.20%         (0.11)%         0.09%
================================================================================
      49.12%         50.17%        119.69%         73.95%         73.39%
================================================================================


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
        Financial Highlights
--------------------------------------------------------------------------------

Westcore Mid-Cap Opportunity Fund

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                                                  Six Months Ended
                                                                                    November 30,
                                                                                      2003(5)
--------------------------------------------------------------------------------------------------
Net asset value - beginning of the period                                             $11.95

Income from investment operations
Net investment income/(loss)                                                           (0.01)
Net realized and unrealized gain/(loss) on investments                                  2.29
--------------------------------------------------------------------------------------------------
Total income/(loss) from investment operations                                          2.28
--------------------------------------------------------------------------------------------------

Dividends and Distributions
From net investment income                                                             (0.00)
From net realized gain from investment transactions                                    (0.00)
--------------------------------------------------------------------------------------------------
Total distributions                                                                    (0.00)
--------------------------------------------------------------------------------------------------
Net asset value - end of period                                                       $14.23
==================================================================================================
Total return                                                                           19.08%
==================================================================================================

Ratios/Supplemental Data
Net assets, end of period (in thousands)                                             $15,389
==================================================================================================
Ratio of expenses to average net assets                                                1.25%(2)
==================================================================================================
Ratio of expenses to average net assets without fee waivers                            1.76%(2)
==================================================================================================
Ratio of net investment income/(loss) to average net assets                           (0.23)%(2)
==================================================================================================
Ratio of net investment income/(loss) to average net assets without fee waivers       (0.74)%(2)
==================================================================================================
Portfolio turnover rate(1)                                                            29.38%
==================================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2003 were $5,992,936 and $3,694,040, respectively.

(2)  Annualized.

(3)  Less than ($.005) per share.

(4) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

(5)  Unaudited.

*    For the period October 1, 1998 (inception of offering) to May 28, 1999.

See Notes to Financial Statements


--------------------------------------------------------------------------------
132             Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

   Year Ended      Year Ended    Year Ended     Year Ended       Period Ended
     May 31,         May 31,       May 31,       May 31,           May 28,
      2003            2002          2001          2000              1999*
--------------------------------------------------------------------------------
     $13.26          $15.25        $14.48        $11.05           $10.00

       0.00(3)         0.01          0.00         (0.02)           (0.01)
      (1.31)          (0.94)         2.65          3.45             1.06
--------------------------------------------------------------------------------
      (1.31)          (0.93)         2.65          3.43             1.05
--------------------------------------------------------------------------------

      (0.00)(3)       (0.00)        (0.00)        (0.00)(3)        (0.00)
      (0.00)          (1.06)        (1.88)        (0.00)           (0.00)
--------------------------------------------------------------------------------
      (0.00)          (1.06)        (1.88)        (0.00)           (0.00)
--------------------------------------------------------------------------------
     $11.95          $13.26        $15.25        $14.48           $11.05
================================================================================
      (9.85)%         (5.92)%       21.37%        31.08%(4)        10.50%

     $10,635          $9,279        $4,837        $3,011           $2,585
================================================================================
       1.25%           1.25%         1.25%         1.25%            1.25%(2)
================================================================================
       2.26%           2.75%         3.47%         3.51%            5.33%(2)
================================================================================
       0.03%          (0.14)%       (0.10)%       (0.18)%          (0.11)%(2)
================================================================================
      (0.98)%         (1.65)%       (2.32)%       (2.44)%          (4.19)%(2)
================================================================================
      50.36%          67.11%       182.87%       159.34%           71.65%
================================================================================


--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
        Financial Highlights
--------------------------------------------------------------------------------


Westcore Small-Cap Opportunity Fund

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                               Six Months Ended
                                                                November 30,
                                                                  2003(3)
--------------------------------------------------------------------------------
Net asset value - beginning of the period                        $24.21
--------------------------------------------------------------------------------
Income from investment operations
Net investment income/(loss)                                      (0.07)
Net realized and unrealized gain/(loss) on investments             5.96
--------------------------------------------------------------------------------
Total income/(loss) from investment operations                     5.89
--------------------------------------------------------------------------------
Dividends and Distributions
From net investment income                                         (0.00)
From net realized gain from investment transactions                (0.00)
--------------------------------------------------------------------------------
Total distributions                                                (0.00)
--------------------------------------------------------------------------------
Net asset value - end of period                                   $30.10
================================================================================
Total return                                                       24.33%
================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                          $31,510
================================================================================
Ratio of expenses to average net assets                             1.30%(2)
================================================================================
Ratio of expenses to average net assets without fee waivers         1.82%(2)
================================================================================
Ratio of net investment income/(loss) to average net assets        (0.46)%(2)
================================================================================
Ratio of net investment income/(loss) to average net assets
  without fee waivers                                              (0.98)%(2)
================================================================================
Portfolio turnover rate(1)                                         48.39%
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2003 were $14,165,214 and $17,072,802, respectively.

(2)  Annualized.

(3)  Unaudited.

See Notes to Financial Statements


--------------------------------------------------------------------------------
134             Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

   Year Ended      Year Ended     Year Ended     Year Ended     Year Ended
     May 31,         May 31,        May 31,        May 31,        May 28,
      2003            2002           2001           2000           1999
--------------------------------------------------------------------------------
     $ 27.47         $26.11         $20.13         $20.18         $26.71
--------------------------------------------------------------------------------

       (0.06)         (0.03)         (0.02)          0.03           0.08
       (3.20)          1.39           6.00           0.01          (5.35)
--------------------------------------------------------------------------------
       (3.26)          1.36           5.98           0.04          (5.27)
--------------------------------------------------------------------------------

       (0.00)         (0.00)         (0.00)         (0.09)         (0.05)
       (0.00)         (0.00)         (0.00)         (0.00)         (1.21)
--------------------------------------------------------------------------------
       (0.00)         (0.00)         (0.00)         (0.09)         (1.26)
--------------------------------------------------------------------------------
     $ 24.21         $27.47         $26.11         $20.13         $20.18
================================================================================
      (11.87)%         5.21%         29.71%          0.20%        (19.72)%
================================================================================

     $ 26,899        $40,030        $38,643        $34,558        $88,635
================================================================================
        1.30%          1.30%          1.30%          1.30%          1.30%
================================================================================
        1.96%          1.75%          1.81%          1.67%          1.63%
================================================================================
       (0.25)%        (0.11)%        (0.07)%         0.25%          0.37%
================================================================================

       (0.91)%        (0.57)%        (0.59)%        (0.12)%         0.04%
================================================================================
       38.79%         76.61%        190.81%         99.84%         82.47%
================================================================================


--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
        Financial Highlights
--------------------------------------------------------------------------------

Westcore Flexible Income Fund

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                             Six Months Ended
                                                               November 30,
                                                                 2003(4)
--------------------------------------------------------------------------------
Net asset value - beginning of the period                        $ 9.19
--------------------------------------------------------------------------------
Income from investment operations
Net investment income/(loss)                                       0.33
Net realized and unrealized gain/(loss) on investments             0.68
--------------------------------------------------------------------------------
Total income/(loss) from investment operations                     1.01
--------------------------------------------------------------------------------
Dividends and Distributions
From net investment income                                        (0.33)
From net realized gain from investment transactions               (0.00)
Tax return of capital                                             (0.00)
--------------------------------------------------------------------------------
Total distributions                                               (0.33)
--------------------------------------------------------------------------------
Net asset value - end of period                                  $ 9.87
================================================================================
Total return                                                      11.20%
================================================================================
Ratios/Supplemental Data
================================================================================
Net assets, end of period (in thousands)                         $34,111
================================================================================
Ratio of expenses to average net assets                            0.85%(3)
================================================================================
Ratio of expenses to average net assets without fee waivers        1.25%(3)
================================================================================
Ratio of net investment income/(loss) to average net assets        7.12%(3)
================================================================================
Ratio of net investment income/(loss) to average net assets
  without fee waivers                                              6.72%(3)
================================================================================
Portfolio turnover rate(1)                                        13.96%
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2003 were $24,736,896 and $2,677,284, respectively.

(2)  Less than ($.005) per share.

(3)  Annualized.

(4)  Unaudited.

See Notes to Financial Statements


--------------------------------------------------------------------------------
136             Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

   Year Ended     Year Ended     Year Ended      Year Ended    Year Ended
    May 31,         May 31,       May 31,          May 31,       May 28,
     2003            2002          2001             2000          1999
--------------------------------------------------------------------------------
     $9.48          $9.64         $9.19            $9.87         $10.36
--------------------------------------------------------------------------------
      0.75           0.75          0.67             0.58           0.57
     (0.29)         (0.16)         0.45            (0.58)         (0.43)
--------------------------------------------------------------------------------
      0.46           0.59          1.12             0.00           0.14
--------------------------------------------------------------------------------
     (0.71)         (0.75)        (0.67)           (0.58)         (0.57)
     (0.00)         (0.00)        (0.00)(2)        (0.10)         (0.06)
     (0.04)         (0.00)        (0.00)           (0.00)         (0.00)
--------------------------------------------------------------------------------
     (0.75)         (0.75)        (0.67)           (0.68)         (0.63)
--------------------------------------------------------------------------------
     $9.19          $9.48         $9.64            $9.19          $9.87
================================================================================
      5.71%          6.40%        12.55%            0.11%          1.21%
================================================================================

     $9,726        $10,322        $7,090          $23,596        $21,798
================================================================================
      0.85%          0.85%         0.92%            0.95%          0.95%
================================================================================
      2.06%          1.77%         1.62%            1.26%          1.22%
================================================================================
      7.92%          7.96%         6.56%            6.11%          5.47%
================================================================================

      6.71%          7.04%         5.87%            5.80%          5.21%
================================================================================
     37.01%         48.07%        43.20%           36.02%         15.97%
================================================================================


--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
        Financial Highlights
--------------------------------------------------------------------------------


Westcore Plus Bond Fund

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                              Six Months Ended
                                                                November 30,
                                                                  2003(3)
--------------------------------------------------------------------------------
Net asset value - beginning of the period                        $ 10.67
--------------------------------------------------------------------------------
Income from investment operations
Net investment income/(loss)                                        0.31
Net realized and unrealized gain/(loss) on investments              0.07
--------------------------------------------------------------------------------
Total income/(loss) from investment operations                      0.38
--------------------------------------------------------------------------------
Dividends and Distributions
From net investment income                                         (0.31)
From net realized gain from investment transactions                (0.00)
Tax return of capital                                              (0.00)
--------------------------------------------------------------------------------
Total distributions                                                (0.31)
--------------------------------------------------------------------------------
Net asset value - end of period                                  $ 10.74
================================================================================
Total return                                                        3.66%
================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                         $ 56,952
================================================================================
Ratio of expenses to average net assets                             0.55%(2)
================================================================================
Ratio of expenses to average net assets without fee waivers         1.12%(2)
================================================================================
Ratio of net investment income/(loss) to average net assets         6.00%(2)
================================================================================
Ratio of net investment income/(loss) to average net assets
  without fee waivers                                               5.43%(2)
================================================================================
Portfolio turnover rate(1)                                         29.07%
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2003 were $18,451,008 and $14,929,421, respectively.

(2)  Annualized.

(3)  Unaudited.

See Notes to Financial Statements


--------------------------------------------------------------------------------
138            Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

   Year Ended     Year Ended     Year Ended     Year Ended      Year Ended
     May 31,        May 31,        May 31,        May 31,        May 28,
      2003           2002           2001           2000           1999
--------------------------------------------------------------------------------
     $10.34         $10.37          $9.81         $10.27         $10.51
--------------------------------------------------------------------------------
       0.71           0.66           0.66           0.63           0.61
       0.33          (0.03)          0.56          (0.46)         (0.24)
--------------------------------------------------------------------------------
       1.04           0.63           1.22           0.17           0.37
--------------------------------------------------------------------------------
      (0.68)         (0.66)         (0.66)         (0.63)         (0.61)
      (0.00)         (0.00)         (0.00)         (0.00)         (0.00)
      (0.03)         (0.00)         (0.00)         (0.00)         (0.00)
--------------------------------------------------------------------------------
      (0.71)         (0.66)         (0.66)         (0.63)         (0.61)
--------------------------------------------------------------------------------
     $10.67         $10.34         $10.37          $9.81         $10.27
================================================================================
      10.52%          6.24%         12.80%          1.67%          3.54%
================================================================================

     $52,727        $54,060        $55,188        $34,208        $41,155
================================================================================
       0.55%          0.55%          0.62%          0.85%          0.85%
================================================================================
       1.14%          1.07%          1.09%          1.11%          1.01%
================================================================================
       6.38%          6.34%          6.49%          6.18%          5.72%
================================================================================

       5.79%          5.82%          6.02%          5.92%          5.57%
================================================================================
      62.10%         60.19%         79.33%         37.26%         24.68%
================================================================================


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--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Westcore Colorado Tax-Exempt Fund

Selected data for a share of beneficial interest outstanding throughout the period indicated.

                                                               Six Months Ended
                                                                 November 30,
                                                                   2003(3)
--------------------------------------------------------------------------------
Net asset value - beginning of the period                          $11.72
--------------------------------------------------------------------------------
Income from investment operations
Net investment income/(loss)                                         0.21
Net realized and unrealized gain/(loss) on investments              (0.23)
--------------------------------------------------------------------------------
Total income/(loss) from investment operations                      (0.02)
--------------------------------------------------------------------------------
Dividends and Distributions
From net investment income                                          (0.21)
From net realized gain from investment transactions                 (0.00)
--------------------------------------------------------------------------------
Total distributions                                                 (0.21)
--------------------------------------------------------------------------------
Net asset value - end of period                                    $11.49
================================================================================
Total return                                                        (0.13)%
================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                          $51,349
================================================================================
Ratio of expenses to average net assets                              0.65%(2)
================================================================================
Ratio of expenses to average net assets without fee waivers          1.13%(2)
================================================================================
Ratio of net investment income/(loss) to average net assets          3.62%(2)
================================================================================
Ratio of net investment income/(loss) to average net assets
  without fee waivers                                                3.14%(2)
================================================================================
Portfolio turnover rate(1)                                           5.23%
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 2003 were $2,599,723 and $2,763,783, respectively.

(2)  Annualized.

(3)  Unaudited.

See Notes to Financial Statements


--------------------------------------------------------------------------------
140            Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
      May 31,        May 31,        May 31,        May 31,        May 28,
       2003           2002           2001           2000           1999
--------------------------------------------------------------------------------
      $11.18         $11.03         $10.40         $11.01         $11.06
--------------------------------------------------------------------------------
        0.42           0.44           0.45           0.46           0.47
        0.54           0.15           0.64          (0.61)         (0.05)
--------------------------------------------------------------------------------
        0.96           0.59           1.09          (0.15)          0.42
--------------------------------------------------------------------------------
       (0.42)         (0.44)         (0.46)         (0.46)         (0.47)
       (0.00)         (0.00)         (0.00)         (0.00)         (0.00)
--------------------------------------------------------------------------------
       (0.42)         (0.44)         (0.46)         (0.46)         (0.47)
--------------------------------------------------------------------------------
      $11.72         $11.18         $11.03         $10.40         $11.01
================================================================================
        8.77%          5.43%         10.59%         (1.36)%         3.80%
================================================================================

      $55,461        $45,508        $46,774        $37,055        $45,506
================================================================================
        0.65%          0.65%          0.65%          0.63%          0.53%
================================================================================
        1.15%          1.12%          1.13%          1.14%          1.09%
================================================================================
        3.65%          3.91%          4.14%          4.28%          4.21%
================================================================================

        3.15%          3.44%          3.66%          3.77%          3.65%
================================================================================
        8.69%         13.09%          7.30%         19.76%         12.12%
================================================================================


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--------------------------------------------------------------------------------
        Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

     Westcore Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the "Funds") are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Funds, for book and tax purposes, have a fiscal year end of May 31.

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

     Investment Valuation - All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

     Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are generally valued at the NASDAQ Official Closing Price ("NOCP"). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

     Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ National Market or the domestic over-the-counter market) are generally valued at the official closing


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142            Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]
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--------------------------------------------------------------------------------
        Notes to Financial Statements
--------------------------------------------------------------------------------


price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. London closing quotes for exchange rates are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are generally valued on a daily basis based on the closing prices of the foreign currency contract rates in the London foreign exchange markets.

     Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the "evaluated" bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the "evaluated" bid price formulated by an independent pricing service.

     Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. As of November 30, 2003, securities which have been fair valued represented 0.00%, 0.23%, 4.30% and 4.38% of the net assets of Westcore Select, Westcore International Frontier, Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

     Foreign Securities - All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

     The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of


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

--------------------------------------------------------------------------------
        Notes to Financial Statements
--------------------------------------------------------------------------------


securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

     As of November 30, 2003, the International Frontier Fund had outstanding foreign currency contracts as follows:

                                                                                Unrealized
                                 Expiration             Contract               Appreciation/
Contract Description                Date              Amount (000s)           (Depreciation)
--------------------------------------------------------------------------------------------
Contracts to Purchase
Japanese Yen (JPY)               12/01/2003            18,817 (JPY)            $     (781)
Japanese Yen (JPY)               12/01/2003             9,638 (JPY)            $     (400)
European Union Euro (EUR)        12/02/2003                87 (EUR)            $     (178)

Contracts to Sell
Pounds Sterling (GBP)            12/01/2003                15 (GBP)            $     (141)
Pounds Sterling (GBP)            12/02/2003                16 (GBP)            $      14
--------------------------------------------------------------------------------------------

     Federal Income Taxes - It is the Funds' policy to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. As of November 30, 2003, the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore
International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond, and Westcore Colorado Tax-Exempt Funds had available for federal income tax purposes estimated unused capital loss carryforward amounts of $19,231,762, $1,699,181, $4,107,630, $12,544,711, $3,245,130, $763,594, $2,781,757, $243,832,
$0 and $645,153, respectively. These estimated capital loss carryforwards represent carryforwards as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year (see paragraph 2 below) and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. At May 31, 2003 each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                       Westcore                Westcore           Westcore
                        MIDCO                   Growth             Select
Expiring             Growth Fund                 Fund               Fund
--------------------------------------------------------------------------------
2009                 $         0              $        0         $  683,412
2010                  23,021,187                  29,715          2,081,144
2011                           0               1,498,392             83,097
--------------------------------------------------------------------------------
Total                $23,021,187              $1,528,107         $2,847,653
================================================================================


--------------------------------------------------------------------------------
144            Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]

--------------------------------------------------------------------------------
        Notes to Financial Statements
--------------------------------------------------------------------------------


                 Westcore         Westcore       Westcore          Westcore
              International       Blue-Chip       Mid-Cap          Small-Cap
Expiring      Frontier Fund         Fund      Opportunity Fund  Opportunity Fund
--------------------------------------------------------------------------------
2008            $         0     $         0     $         0      $ 1,982,659
2009              1,515,457               0               0                0
2010              9,004,923         266,760          28,377                0
2011              1,905,398       3,501,281         836,989        2,020,375
--------------------------------------------------------------------------------
Total           $12,425,778     $ 3,768,041     $   865,366      $ 4,003,034
================================================================================

                                   Westcore       Westcore         Westcore
                                   Flexible         Plus           Colorado
Expiring                         Income Fund      Bond Fund     Tax-Exempt Fund
--------------------------------------------------------------------------------
2004                               $      0        $186,072         $  2,243
2005                                      0           7,079           16,630
2006                                      0               0            1,341
2007                                      0               0           11,172
2008                                      0          31,132           47,858
2009                                 37,669               0          492,929
2010                                      0               0                3
2011                                      0               0           39,414
--------------------------------------------------------------------------------
Total                              $ 37,669        $224,283         $611,590
================================================================================

     The Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Small-Cap Opportunity, Westcore Flexible Income and Westcore Plus Bond Funds intend to elect to defer to their fiscal year ending May 31, 2004, approximately $692,000, $1,741,000, $608,000, $200,000, $236,000, $963,000, $208,000 and $75,000 of
losses, respectively, recognized during the period from November 1, 2002 to May 31, 2003.

     Classification  of  Distributions  to Shareholders - Net investment  income
(loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Net assets were unaffected by the reclassifications.


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

--------------------------------------------------------------------------------
        Notes to Financial Statements
--------------------------------------------------------------------------------


     The tax character of the distributions paid during the six months ended November 30, 2003 and the year ended May 31, 2003 was as follows:

                                           Westcore                       Westcore
                                             MIDCO                         Growth
                                          Growth Fund                       Fund
---------------------------------------------------------------------------------------------
                              Six Months Ended   Year Ended    Six Months Ended  Year Ended
                                 November 30,       May 31,       November 30,      May 31,
                                    2003(1)          2003           2003(1)          2003
---------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                    $      0        $      0        $      0        $      0
Long-Term Capital Gain                    0               0               0               0
Tax-Exempt Income                         0               0               0               0
Return of Capital                         0               0               0               0
---------------------------------------------------------------------------------------------
Total                              $      0        $      0        $      0        $      0
=============================================================================================

                                           Westcore                         Westcore                      Westcore
                                            Select                        International                   Blue-Chip
                                             Fund                         Frontier Fund                     Fund
---------------------------------------------------------------------------------------------------------------------------
                                  Six Months                       Six Months                    Six Months
                                    Ended        Year Ended           Ended       Year Ended       Ended         Year Ended
                                 November 30,      May 31,         November 30,     May 31,     November 30,       May 31,
                                    2003(1)         2003             2003(1)         2003          2003(1)           2003
---------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                    $      0        $      0        $      0        $      0        $  2,812        $201,442
Long-Term Capital Gain                    0               0               0               0               0               0
Tax-Exempt Income                         0               0               0               0               0               0
Return of Capital                         0               0               0               0               0               0
---------------------------------------------------------------------------------------------------------------------------
Total                              $      0        $      0        $      0        $      0        $  2,812        $201,442
===========================================================================================================================

                                           Westcore                           Westcore                   Westcore
                                            Mid-Cap                           Small-Cap                  Flexible
                                        Opportunity Fund                  Opportunity Fund              Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                  Six Months                       Six Months                    Six Months
                                    Ended        Year Ended           Ended       Year Ended       Ended         Year Ended
                                 November 30,      May 31,         November 30,     May 31,     November 30,       May 31,
                                    2003(1)         2003             2003(1)         2003          2003(1)           2003
---------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                    $      0        $  2,911        $      0        $      0        $754,290        $637,024
Long-Term Capital Gain                    0               0               0               0               0               0
Tax-Exempt Income                         0               0               0               0               0               0
Return of Capital                         0               0               0               0               0          44,980
---------------------------------------------------------------------------------------------------------------------------
Total                              $      0        $  2,911        $      0        $      0        $754,290        $682,044
===========================================================================================================================

(1)  Unaudited.


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146            Semi-Annual Report November 30, 2003 (Unaudited)          [LOGO]
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--------------------------------------------------------------------------------
        Notes to Financial Statements
--------------------------------------------------------------------------------


                                                 Westcore                                   Westcore
                                                 Plus-Bond                                  Colorado
                                                   Fund                                 Tax-Exempt Fund
----------------------------------------------------------------------------------------------------------------
                                Six Months Ended          Year Ended         Six Months Ended         Year Ended
                                   November 30,             May 31,             November 30,           May 31,
                                     2003(1)                 2003                 2003(1)                2003
----------------------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                    $1,568,607             $3,359,03$                    0             $        0
Long-Term Capital Gain                      0                      0                    0                      0
Tax-Exempt Income                           0                      0              972,043              1,863,089
Return of Capital                           0                167,320                    0                      0
----------------------------------------------------------------------------------------------------------------
Total                              $1,568,607             $3,526,35$              972,043             $1,863,089
================================================================================================================

(1)  Unaudited.

As of November 20, 2003, the components of distributable earnings on a basis were as follows:

                                                                                Westcore                 Westcore
                                                                                  MIDCO                   Growth
                                                                               Growth Fund                 Fund
--------------------------------------------------------------------------------------------------------------------
(Over)/undistributed net investment income                                     $   (850,770)           $    (67,055)
Accumulated net realized gain/(loss)                                            (22,376,694)             (1,543,714)
Net unrealized appreciation/(depreciation)                                       37,890,953               6,282,140
--------------------------------------------------------------------------------------------------------------------
Total                                                                          $ 14,663,489            $  4,671,371
====================================================================================================================

                                                          Westcore                Westcore                Westcore
                                                           Select              International              Blue Chip
                                                        Growth Fund            Frontier Fund                Fund
--------------------------------------------------------------------------------------------------------------------
(Over)/undistributed net investment income             $    (40,423)           $      9,583            $     (8,910)
Accumulated net realized gain/(loss)                     (4,180,423)            (12,525,315)             (3,367,840)
Net unrealized appreciation/(depreciation)                  733,985               3,261,739               4,018,228
--------------------------------------------------------------------------------------------------------------------
Total                                                  $ (3,486,861)           $ (9,253,993)           $    641,478
====================================================================================================================

                                                         Westcore                Westcore                Westcore
                                                          Mid-Cap                Small-Cap               Flexible
                                                     Opportunity Fund        Opportunity Fund           Income Fund
--------------------------------------------------------------------------------------------------------------------
(Over)/undistributed net investment income             $    (15,394)           $    (95,246)           $    (54,439)
Accumulated net realized gain/(loss)                       (676,830)             (3,180,978)               (248,044)
Net unrealized appreciation/(depreciation)                2,385,743               4,638,895               1,226,297
--------------------------------------------------------------------------------------------------------------------
Total                                                  $  1,693,519            $  1,362,671            $    923,814
====================================================================================================================

                                                                                 Westcore                Westcore
                                                                                Plus Bond                Colorado
                                                                                   Fund               Tax-Exempt Fund
--------------------------------------------------------------------------------------------------------------------
(Over)/undistributed net investment                                            $     (6,637)           $    (36,118)
Accumulated net realized gain/(loss)                                                105,111                (644,284)
Net unrealized appreciation/(depreciation)                                        1,818,788               3,105,603
--------------------------------------------------------------------------------------------------------------------
Total                                                                          $  1,917,262            $  2,425,201
====================================================================================================================


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        Notes to Financial Statements
--------------------------------------------------------------------------------


     Distributions - Distributions of net investment income, if any, are generally made annually for the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity and Westcore Small-Cap Opportunity Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax- Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

     Securities Lending - The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders' fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the six months ended November 30, 2003.

     Allocation of Income, Expenses and Gains and Losses - Trust expenses which are not series specific are allocated to each series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

     When-Issued Securities - Each Fund may purchase or sell securities on a "when issued" or "forward commitment" basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as "when-issued" or "forward commitment" transactions.

     Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of


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--------------------------------------------------------------------------------
        Notes to Financial Statements
--------------------------------------------------------------------------------


discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

2. Shares of Beneficial Interest

     On November 30, 2003, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

Westcore Equity Funds

Westcore MIDCO Growth Fund

                                                                       For the              For the
                                                                      Six Months              Year
                                                                        Ended                Ended
                                                                      November 30,           May 31,
                                                                        2003(1)               2003
-----------------------------------------------------------------------------------------------------
Shares sold                                                            4,541,836            4,858,090
Shares issued as reinvestment of dividends and distributions                   0                    0
-----------------------------------------------------------------------------------------------------
Total                                                                  4,541,836            4,858,090
Shares redeemed                                                       (1,245,025)          (2,737,536)
-----------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                      3,296,811            2,120,554
=====================================================================================================

Westcore Growth Fund
                                                                       For the              For the
                                                                      Six Months              Year
                                                                        Ended                Ended
                                                                      November 30,           May 31,
                                                                        2003(1)               2003
-----------------------------------------------------------------------------------------------------
Shares sold                                                            1,340,777            1,850,368
Shares issued as reinvestment of dividends and distributions                   0                    0
-----------------------------------------------------------------------------------------------------
Total                                                                  1,340,777            1,850,368
Shares redeemed                                                         (366,015)            (760,927)
-----------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                        974,762            1,089,441
=====================================================================================================

Westcore Select Fund
                                                                       For the              For the
                                                                      Six Months              Year
                                                                        Ended                Ended
                                                                      November 30,           May 31,
                                                                        2003(1)               2003
-----------------------------------------------------------------------------------------------------
Shares sold                                                               32,930              147,838
Shares issued as reinvestment of dividends anddistributions                    0                    0
-----------------------------------------------------------------------------------------------------
Total                                                                     32,930              147,838
Shares redeemed                                                         (103,038)            (674,726)
-----------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                        (70,108)            (526,888)
=====================================================================================================

(1) Unaudited.


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        Notes to Financial Statements
--------------------------------------------------------------------------------


Westcore International Frontier Fund

                                                                        For the             For the
                                                                       Six Months             Year
                                                                         Ended               Ended
                                                                       November 30,          May 31,
                                                                         2003(1)              2003
-----------------------------------------------------------------------------------------------------
Shares sold                                                               520,535            603,133
Shares issued as reinvestment of dividends and distributions                    0                  0
-----------------------------------------------------------------------------------------------------
Total                                                                     520,535            603,133
Shares redeemed                                                          (284,240)          (807,764)
-----------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                         236,295           (204,631)
=====================================================================================================

Westcore Blue Chip Fund
                                                                        For the             For the
                                                                       Six Months             Year
                                                                         Ended               Ended
                                                                       November 30,          May 31,
                                                                         2003(1)              2003
-----------------------------------------------------------------------------------------------------
Shares sold                                                                52,842            140,870
Shares issued as reinvestment of dividends and distributions                  270             21,616
-----------------------------------------------------------------------------------------------------
Total                                                                      53,112            162,486
Shares redeemed                                                          (200,849)          (794,119)
-----------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                        (147,737)          (631,633)
=====================================================================================================

Westcore Mid-Cap Opportunity Fund
                                                                        For the             For the
                                                                       Six Months             Year
                                                                         Ended               Ended
                                                                       November 30,          May 31,
                                                                         2003(1)              2003
-----------------------------------------------------------------------------------------------------
Shares sold                                                               216,137            297,645
Shares issued as reinvestment of dividends and distributions                    0                265
-----------------------------------------------------------------------------------------------------
Total                                                                     216,137            297,910
Shares redeemed                                                           (24,941)          (107,600)
-----------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                         191,196            190,310
=====================================================================================================

Westcore Small-Cap Opportunity Fund
                                                                        For the             For the
                                                                       Six Months             Year
                                                                         Ended               Ended
                                                                       November 30,          May 31,
                                                                         2003(1)              2003
-----------------------------------------------------------------------------------------------------
Shares sold                                                               422,532            443,109
Shares issued as reinvestment of dividends and distributions                    0                  0
-----------------------------------------------------------------------------------------------------
Total                                                                     422,532            443,109
Shares redeemed                                                          (486,659)          (789,092)
-----------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                         (64,127)          (345,983)
=====================================================================================================

(1) Unaudited.


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        Notes to Financial Statements
--------------------------------------------------------------------------------


Westcore Bond Funds

Westcore Flexible Income Fund

                                                                          For the               For the
                                                                         Six Months               Year
                                                                           Ended                 Ended
                                                                         November 30,            May 31,
                                                                           2003(1)                2003
--------------------------------------------------------------------------------------------------------
Shares sold                                                               2,820,737              364,473
Shares issued as reinvestment of dividends and distributions                 72,905               68,769
--------------------------------------------------------------------------------------------------------
Total                                                                     2,893,642              433,242
Shares redeemed                                                            (496,904)            (464,736)
--------------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                         2,396,738               31,494
========================================================================================================

Westcore Plus Bond Fund
                                                                          For the               For the
                                                                         Six Months               Year
                                                                           Ended                 Ended
                                                                         November 30,            May 31,
                                                                           2003(1)                2003
--------------------------------------------------------------------------------------------------------
Shares sold                                                                 546,069              431,124
Shares issued as reinvestment of dividends and distributions                139,848              324,870
--------------------------------------------------------------------------------------------------------
Total                                                                       685,917              755,994
--------------------------------------------------------------------------------------------------------
Shares redeemed                                                            (326,313)          (1,042,833)
Net increase/(decrease) in shares                                           359,604             (286,839)
========================================================================================================

Westcore Colorado Tax-Exempt Fund
                                                                          For the               For the
                                                                         Six Months               Year
                                                                           Ended                 Ended
                                                                         November 30,            May 31,
                                                                           2003(1)                2003
--------------------------------------------------------------------------------------------------------
Shares sold                                                                 438,753            1,496,279
Shares issued as reinvestment of dividends and distributions                 62,215              125,714
--------------------------------------------------------------------------------------------------------
Total                                                                       500,968            1,621,993
--------------------------------------------------------------------------------------------------------
Shares redeemed                                                            (762,994)            (960,481)
Net increase/(decrease) in shares                                          (262,026)             661,512
========================================================================================================

(1) Unaudited.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

Westcore Equity Funds

                                                                           Westcore           Westcore
                                                                             MIDCO             Growth
                                                                          Growth Fund           Fund
---------------------------------------------------------------------------------------------------------
As of November 30, 2003
Gross appreciation (excess of value over tax cost)                      $  40,420,237       $   7,619,623
Gross depreciation (excess of tax cost over value)                         (2,529,284)         (1,337,483)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation/(depreciation)                              $  37,890,953       $   6,282,140
=========================================================================================================
Cost of investments for income tax purposes                             $ 127,813,046       $  42,490,252
=========================================================================================================


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--------------------------------------------------------------------------------
        Notes to Financial Statements
--------------------------------------------------------------------------------



                                                                                     Westcore              Westcore
                                                                                      Select             International
                                                                                       Fund              Frontier Fund
----------------------------------------------------------------------------------------------------------------------
As of November 30, 2003
Gross appreciation (excess of value over tax cost)                                 $  1,398,161           $  3,610,933
Gross depreciation (excess of tax cost over value)                                     (664,176)              (349,194)
----------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation                                                        $    733,985           $  3,261,739
======================================================================================================================
Cost of investments for income tax purposes                                        $  6,885,327           $ 12,217,591
======================================================================================================================

                                                              Westcore              Westcore               Westcore
                                                              Blue Chip              Mid-Cap               Small-Cap
                                                                Fund             Opportunity Fund       Opportunity Fund
----------------------------------------------------------------------------------------------------------------------
As of November 30, 2003
Gross appreciation (excess of value over tax cost)          $  5,119,791           $  2,695,777           $  5,704,764
Gross depreciation (excess of tax cost over value)            (1,101,563)              (310,034)            (1,065,869)
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation/(depreciation)                  $  4,018,228           $  2,385,743           $  4,638,895
======================================================================================================================
Cost of investments for income tax purposes                 $ 28,984,437           $ 13,110,617           $ 26,851,856
======================================================================================================================

Westcore Bond Funds
                                                              Westcore              Westcore               Westcore
                                                              Flexible              Plus Bond              Colorado
                                                             Income Fund              Fund              Tax-Exempt Fund
----------------------------------------------------------------------------------------------------------------------
As of November 30, 2003
Gross appreciation (excess of value over tax cost)          $  1,985,022           $  3,107,754           $  3,148,095
Gross depreciation (excess of tax cost over value)              (758,725)            (1,288,966)               (42,492)
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation/(depreciation)                  $  1,226,297           $  1,818,788           $  3,105,603
======================================================================================================================
Cost of investments for income tax purposes                 $ 32,488,279           $ 54,252,748           $ 47,270,905
======================================================================================================================

Notes to Financial Statements

4. Investment Advisory Fees, Administrative Fees and Other Related Party Transactions

     The Trust has entered into an advisory agreement with Denver Investment Advisors LLC (the "Advisor" or "DIA") for all Funds. The advisory agreement has been approved by the Trust's Board of Trustees.

     Pursuant to its advisory agreement with the Trust, DIA is entitled to an investment advisory fee, computed daily and payable monthly of 0.65%, 0.65%,


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--------------------------------------------------------------------------------
        Notes to Financial Statements
--------------------------------------------------------------------------------


                      Notes to Financial Statements

0.65%,  1.20%,  0.65%,  0.75%,  1.00%, 0.45%, 0.45% and 0.50% of the average net assets for Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds, respectively.

     ALPS Mutual Fund Services, Inc. ("ALPS") and DIA serve as the Funds' co-administrators ("Co-Administrators"). ALPS and DIA are entitled to receive a total fee from each Fund for its administrative services computed daily and paid monthly, at the annual rate of 0.30% of the Fund's average net assets.

     For the period June 1, 2003 to September 30, 2003, DIA and ALPS agreed to allocate the co-administration fee as shown in the chart below. However, during this period, ALPS was entitled to a minimum Trust level fee of $300,000 per annum, but no more than the amount of the administration fees paid by the Trust.

                                                                                  ALPS      DIA
---------------------------------------------------------------------------------------------------
First $750 million in average daily Net Assets of the Trust                      0.0675%    0.2325%
Next $750 million in average daily Net Assets of the Trust                       0.045 %    0.255 %
Net Assets greater than $1.5 billion in average daily Net Assets of the Trust    0.0315%    0.2685%
---------------------------------------------------------------------------------------------------

Effective October 1, 2003 DIA and ALPS have agreed to allocate the co-administration fee as shown in the chart below. In addition, ALPS' minimum Trust level fee was reduced to $288,000 per annum, but no more than the amount of the administration fees paid by the Trust.

                                                                                  ALPS      DIA
---------------------------------------------------------------------------------------------------
First $750 million in average daily Net Assets of the Trust                       0.05 %    0.25 %
Next $250 million in average daily Net Assets of the Trust                        0.04 %    0.26 %
Net Assets greater than $1.0 billion in average daily Net Assets of the Trust     0.025%    0.275%
---------------------------------------------------------------------------------------------------

     The Co-Administrators and the Adviser have informed the Trust that they intend to waive fees or reimburse expenses with respect to each of the Funds until at least September 30, 2004 so that the Net Annual Fund Operating Expenses of the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds will not exceed 1.15%, 1.15%, 1.15%, 1.50%, 1.15%, 1.25%, 1.30%, 0.85%, 0.55%, and 0.65%, respectively. Without such fee waivers, for the six months ended November 30, 2003, the Total


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        Notes to Financial Statements
--------------------------------------------------------------------------------


Annualized Fund Operating Expenses of the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond, and Westcore Colorado Tax-Exempt Funds would be 1.24%, 1.39%, 2.22%, 2.54%, 1.44%, 1.76%, 1.82%, 1.25%, 1.12%, and 1.13%,
respectively.

     Certain officers of the Funds are also officers of DIA. All access persons of the Trust, as defined in the 1940 Act, and members, officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust's and the investment adviser's respective Code of Ethics.

     Expenses for the Funds include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm was secretary of the Trust until August 19, 2003.

     The Trust has a Trustee Deferred Compensation Plan (the "Deferral Plan") which allows the trustees to defer the receipt of all or a portion of trustees fees. Under the Deferral Plan, any compensation deferred results in an equal adjustment to the Investment for/Payable for Trustee Deferred Compensation Plan on the Statement of Assets and Liabilities, as though an equivalent amount had been invested in shares of one or more Westcore Funds selected by the trustee. The amount paid to the trustees under the Deferral Plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the Deferral Plan will not affect the net assets of the Fund.

     Shareholders individually holding more than 5% of the Funds' outstanding shares as of November 30, 2003, constituted 5.48% of Westcore MIDCO Growth, 5.93% of Westcore Growth Fund, 33.43% of Westcore Select Fund, 26.65% of Westcore International Frontier Fund, 65.92% of Westcore Blue Chip Fund, 10.55% of Westcore Mid-Cap Opportunity Fund, 52.73% of Westcore Small-Cap Opportunity Fund, 5.40% of Westcore Flexible Income Fund, 62.85% of Westcore Plus Bond Fund and 6.70% of Westcore Colorado Tax-Exempt Fund. Included in the percentages above are holdings of DIA and/or DIA's retirement savings plan representing 15.96% of Westcore Select Fund, 6.95% of Westcore International Frontier Fund, 10.55% of Westcore Mid-Cap Opportunity Fund, and 5.09% of Westcore Small-Cap Opportunity Fund, and 5.40% of Westcore Flexible Income Fund.


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

--------------------------------------------------------------------------------
        Notes to Financial Statements
--------------------------------------------------------------------------------


5. Illiquid or Restricted Securities

     As of November 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds' adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid or restricted securities subject to this limitation as of November 30, 2003 for the Westcore Select, Westcore Flexible Income and Westcore Plus Bond Funds was $0, $1,646,166 and $3,635,146, respectively, which represents 0%, 4.83% and 6.38% of the Funds' net assets, respectively. Information concerning restricted securities not eligible for resale to qualified institutional investors is as follows:

                                                                              Valuation
                                                                              Per Unit
                                                                                as of
Security                                   Acquisition          Cost Per      November 30,
                                               Date               Unit           2002
---------------------------------------------------------------------------------------
Westcore Select Fund
Common Stocks
World Wireless Communications Inc.          02/16/2000          $   3.00       $   0.00


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

--------------------------------------------------------------------------------
[LOGO] WESTCORE FUNDS   Better research makes the difference.
--------------------------------------------------------------------------------


        1625 Broadway
        Suite 2200
        Denver, CO 80202
        1-800-392-CORE (2673)
        www.westcore.com


        Westcore Trustees and Officers:
        Jack D. Henderson, Trustee, Chairman
        McNeil S. Fiske, Trustee
        James B. O'Boyle, Trustee
        Kenneth V. Penland, Trustee
        Lyman E. Seely, Trustee
        Robert L. Stamp, Trustee
        Jeffrey D. Adams, President
        Jasper R. Frontz, Treasurer
        Derek J. Mullins, Asst. Treasurer
        Traci A. Thelen, Secretary


A description of the policies and procedures that Westcore Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-392-2673; (ii) on the Westcore Funds website, www.westcore.com; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

This report has been prepared for Westcore shareholders and may be distributed to others only if preceded or accompanied by a prospectus. Funds distributed by ALPS Distributors, Inc.

WC120

Item 2.      Code of Ethics

Form         N-CSR  disclosure  requirement  not  yet   effective  with  respect
             to the registrant.


Item 3.      Audit Committee Financial Expert

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


Item 4.      Principal Accountant Fees and Services

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


Item 5.      Audit Committee of Listed Registrants.

N/A


Item 6.      [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

N/A


Item 8.      [Reserved]


Item 9.      Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 10    . Exhibits

(a)(1) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.Cert and Ex-99.906Cert.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:      /s/Jeffrey D. Adams
         ----------------------
         Jeffrey D. Adams
         President

Date:    February 4, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Jeffrey D. Adams
         ----------------------
         Jeffrey D. Adams
         President

Date:    February 4, 2004

By:      /s/Jasper R. Frontz
         ----------------------
         Jasper R. Frontz
         Treasurer

Date:    February 4, 2004